Unites States Securities and Exchange Commission

Washington, DC 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company

Investment Company Act file number 811-01879

Janus Investment Fund
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Kathryn Santoro, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 9/30

Date of reporting period: 6/30/17

Item 1. Schedule of Investments.
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Janus Henderson Asia Equity Fund

Schedule of Investments (unaudited)

June 30, 2017

Shares		Value
Common Stocks – 94.4%
Automobiles – 1.8%
Astra International Tbk PT	.840,900	$561,803
Banks – 3.7%
HDFC Bank Ltd	44,334	1,133,251
Diversified Financial Services – 2.9%
Ayala Corp	51,990	875,946
Electric Utilities – 1.6%
Power Grid Corp of India Ltd	146,371	476,844
Electronic Equipment, Instruments & Components – 7.3%
AAC Technologies Holdings Inc	20,000	250,026
Delta Electronics Inc	88,577	484,879
Hon Hai Precision Industry Co Ltd	141,534	544,433
Largan Precision Co Ltd	6,000	956,733
		2,236,071
Food & Staples Retailing – 1.8%
President Chain Store Corp	62,000	557,503
Food Products – 7.1%
Uni-President Enterprises Corp	498,000	998,751
Universal Robina Corp	153,910	496,966
Vietnam Dairy Products JSC	98,670	684,135
		2,179,852
Health Care Providers & Services – 0.9%
Raffles Medical Group Ltd	286,600	279,021
Household Durables – 5.0%
Hanssem Co Ltd	3,151	506,848
Nien Made Enterprise Co Ltd	48,000	532,614
Techtronic Industries Co Ltd	103,500	475,926
		1,515,388
Industrial Conglomerates – 2.0%
John Keells Holdings PLC	510,800	596,935
Information Technology Services – 4.1%
Infosys Ltd	42,602	616,684
Tata Consultancy Services Ltd	17,868	653,110
		1,269,794
Insurance – 4.5%
AIA Group Ltd	189,800	1,386,936
Internet & Direct Marketing Retail – 1.0%
Ctrip.com International Ltd (ADR)*	5,411	291,436
Internet Software & Services – 16.1%
Alibaba Group Holding Ltd (ADR)*	9,518	1,341,086
Baidu Inc (ADR)*	3,780	676,091
NetEase Inc (ADR)	2,431	730,832
Tencent Holdings Ltd	61,100	2,185,050
		4,933,059
Marine – 1.4%
Orient Overseas International Ltd*	58,500	419,613
Personal Products – 2.0%
LG Household & Health Care Ltd	699	607,401
Pharmaceuticals – 1.6%
Aurobindo Pharma Ltd	46,304	490,480
Real Estate Management & Development – 3.4%
City Developments Ltd	72,500	565,188
Land & Houses PCL	446,900	131,596
Land & Houses PCL (REG)	1,171,400	351,834
		1,048,618
Semiconductor & Semiconductor Equipment – 7.9%
SK Hynix Inc	12,827	755,783
Taiwan Semiconductor Manufacturing Co Ltd	244,000	1,672,606
		2,428,389
Technology Hardware, Storage & Peripherals – 9.2%
Advantech Co Ltd	74,797	529,943
Catcher Technology Co Ltd	46,000	549,744
Samsung Electronics Co Ltd	834	1,733,034
		2,812,721
Textiles, Apparel & Luxury Goods – 2.6%
Samsonite International SA	192,900	805,480
Thrifts & Mortgage Finance – 4.2%
Housing Development Finance Corp Ltd	51,506	1,287,012

Shares		Value
Common Stocks – (continued)
Tobacco – 2.3%
ITC Ltd	.143,121	$716,712
Total Common Stocks (cost $26,425,244)		28,910,265
Preferred Stocks – 2.1%
Technology Hardware, Storage & Peripherals – 2.1%
Samsung Electronics Co Ltd (cost $514,059)	387	629,945
Investment Companies – 4.4%
Money Markets – 4.4%
Fidelity Investments Money Market Treasury Portfolio, 0.8327%ºº (cost $1,348,411)	1,348,411	1,348,411
Total Investments (total cost $28,287,714) – 100.9%		30,888,621
Liabilities, net of Cash, Receivables and Other Assets – (0.9)%		(276,196)
Net Assets – 100%		$30,612,425

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Taiwan	$6,827,206	22.1%
China	5,474,521	17.7
India	5,374,093	17.4
South Korea	4,233,011	13.7
Hong Kong	3,087,955	10.0
Philippines	1,372,912	4.5
United States	1,348,411	4.4
Singapore	844,209	2.7
Vietnam	684,135	2.2
Sri Lanka	596,935	1.9
Indonesia	561,803	1.8
Thailand	483,430	1.6

Total	$30,888,621	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2017.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 9/30/16	Purchases	Sales	at 6/30/17	Gain/(Loss)	Income	at 6/30/17

Janus Cash Collateral Fund LLC	—	1,071,757	(1,071,757)	—	$—	$9(1)	$—
Janus Cash Liquidity Fund LLC	426,055	18,169,637	(18,595,692)	—	—	3,757	—

Total					$—	$7,245	$—
(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$28,910,265	$-	$-
Preferred Stocks	-	629,945	-
Investment Companies	1,348,411	-	-
Total Assets	$30,258,676	$629,945	$-

Organization and Significant Accounting Policies

Janus Henderson Asia Equity Fund (formerly named Janus Asia Equity Fund) (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended June 30, 2017 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Fund purchased call options on foreign exchange rates vs. the U.S. dollar in order to increase foreign currency exposure and reduce U.S. dollar exposure where increasing this exposure via the options market was most attractive.

During the period ended June 30, 2017, the average ending monthly market value amounts on purchased call options is $6,830. There were no purchased options held at June 30, 2017.

In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

During the period, the Fund wrote call options on foreign exchange rates vs. the U.S. dollar in order to reduce currency risk where reducing this exposure via the foreign exchange forward markets was less attractive.

During the period ended June 30, 2017, the average ending monthly market value amounts on written call options is $1,976. There were no written options held at June 30, 2017.

Written option activity for the period ended June 30, 2017 is indicated in the table below:

	Number of	Premiums
	Contracts	Received
Options outstanding at September 30, 2016	273,221	$ 4,454
Options written	-	-
Options closed	(273,221)	(4,454)
Options expired	-	-
Options exercised	-	-
Options outstanding at June 30, 2017	-	$ -

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers,

OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

The Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments.

To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). There were no securities on loan as of June 30, 2017.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2017 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments wash sale loss deferrals, investments in partnerships and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 28,378,592	$ 2,850,596	$ (340,567)	$ 2,510,029

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the 1940 Act) of the investment advisory agreement between the Fund and Janus Capital in effect on the date of the Merger. In addition, the consummation of the Merger may have been deemed to cause an assignment of the investment sub-advisory agreement between Janus Capital and Janus Singapore Pte. Limited (“Janus Singapore”) on behalf of the Fund in effect on the date of the Merger. As a result, the consummation of the Merger may have caused such investment advisory agreement and investment sub-advisory agreement to terminate automatically in accordance with their respective terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”). Also on December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment sub-advisory agreement between Janus Capital and Henderson Investment Management Limited (“HIML”) on behalf of the Fund (the “Post-Merger HIML Sub-Advisory Agreement”). Also on December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment sub-advisory agreement between Janus Capital and Janus Singapore on behalf of the Fund (the “Post-Merger Janus Singapore Sub-Advisory Agreement”), which would take effect on the date of the Merger and remain in effect only if the Post-Merger HIML Sub-Advisory Agreement was not approved by shareholders. At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement, the Post-Merger HIML Sub-Advisory Agreement, and the Post-Merger Janus Singapore Sub-Advisory Agreement, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory and Sub-Advisory Agreements

At the Meeting, shareholders of the Fund approved the Post-Merger Advisory Agreement, the Post-Merger HIML Sub-Advisory Agreement, and the Post-Merger Janus Singapore Sub-Advisory Agreement. The Post-Merger Advisory Agreement and the Post-Merger Janus Singapore Sub-Advisory Agreement each took effect upon consummation of the Merger. On June 5, 2017, the Post-Merger Janus Singapore Sub-Advisory Agreement was terminated and the Post-Merger HIML Sub-Advisory Agreement took effect.

Election of Trustee

At the Meeting, shareholders of each series of the Trust, including the Fund, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace served as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Ms. Wallace joined the Trust’s Board of Trustees following consummation of the Merger.

Approval of Manager-of-Managers Structure

At the Meeting, shareholders of the Fund also approved a manager-of-managers structure for the Fund. The Trust and Janus Capital have received an exemptive order from the Securities and Exchange Commission that permits Janus Capital, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of a Fund’s assets and enter into, amend, or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the 1940 Act) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”). To the extent that the Fund’s assets are allocated to one or more subadvisers, Janus Capital, subject to oversight and supervision by the Trustees, would have the responsibility to oversee such subadviser(s) and to recommend for approval by the Trustees, the hiring, termination, and replacement of a subadviser for the Fund. In the event that Janus Capital hires a subadviser pursuant to the manager-of-managers structure, the Fund would provide shareholders with information about the subadviser and sub-advisory agreement within 90 days.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

June 30, 2017

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 3.0%
AmeriCredit Automobile Receivables 2016-1, 3.5900%, 2/8/22	$8,345,000	$8,521,311
AmeriCredit Automobile Receivables Trust 2015-2, 3.0000%, 6/8/21	5,730,000	5,785,604
AmeriCredit Automobile Receivables Trust 2016-2, 3.6500%, 5/9/22	5,659,000	5,779,892
Applebee's Funding LLC / IHOP Funding LLC, 4.2770%, 9/5/44 (144A)	34,080,000	33,544,133
BAMLL Commercial Mortgage Securities Trust 2014-FL1,
5.1589%, 12/15/31 (144A)‡	916,000	893,093
BAMLL Commercial Mortgage Securities Trust 2014-FL1,
6.6589%, 12/15/31 (144A)‡	3,816,490	3,625,193
Banc of America Commercial Mortgage Trust 2007-3, 5.8744%, 6/10/49‡	2,500,681	2,513,457
CKE Restaurant Holdings Inc, 4.4740%, 3/20/43 (144A)	15,211,263	15,180,908
Coinstar Funding LLC Series 2017-1, 5.2160%, 4/25/47 (144A)	10,369,000	10,534,434
Commercial Mortgage Trust 2007-GG11, 5.8670%, 12/10/49‡	3,786,436	3,796,640
Cosmopolitan Hotel Trust 2016-COSMO, 3.2590%, 11/15/33 (144A)‡	2,581,000	2,600,392
Cosmopolitan Hotel Trust 2016-COSMO, 4.6590%, 11/15/33 (144A)‡	3,369,000	3,410,995
Cosmopolitan Hotel Trust 2016-COSMO, 5.8090%, 11/15/33 (144A)‡	7,706,000	7,828,983
Domino's Pizza Master Issuer LLC, 5.2160%, 1/25/42 (144A)	6,356,735	6,359,786
Domino's Pizza Master Issuer LLC, 3.4840%, 10/25/45 (144A)	15,046,538	15,195,950
Domino's Pizza Master Issuer LLC, 3.0820%, 7/25/47 (144A)	2,070,000	2,059,973
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A)	10,600,000	10,593,375
Fannie Mae Connecticut Avenue Securities, 6.1161%, 11/25/24‡	22,808,106	26,065,170
Fannie Mae Connecticut Avenue Securities, 5.2161%, 5/25/25‡	2,811,185	3,036,252
Freddie Mac Structured Agency Credit Risk Debt Notes, 5.7161%, 2/25/24‡	14,869,001	17,361,120
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.8161%, 4/25/24‡	6,811,000	7,570,226
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20 (144A)§	11,137,803	10,421,025
GS Mortgage Securities Corp II, 3.5495%, 12/10/27 (144A)‡	9,067,000	9,022,796
GS Mortgage Securities Corp Trust 2013-NYC5, 3.7706%, 1/10/30 (144A)‡	3,713,000	3,740,343
GS Mortgage Securities Trust 2014-GSFL, 7.1089%, 7/15/31 (144A)‡	4,833,000	4,835,651
GSCCRE Commercial Mortgage Trust 2015-HULA, 5.5271%, 8/15/32 (144A)‡	7,508,000	7,545,471
Jimmy Johns Funding LLC, 4.8460%, 7/30/47 (144A)	7,805,000	7,805,000
JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2,
5.7239%, 11/15/43 (144A)‡	4,424,000	4,531,149
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP,
3.9089%, 7/15/36 (144A)‡	2,493,000	2,508,533
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP,
5.6589%, 7/15/36 (144A)‡	7,936,000	8,015,150
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES,
3.7417%, 9/5/32 (144A)‡	5,266,000	5,230,572
JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI,
3.5537%, 10/5/31 (144A)	1,629,000	1,663,344
JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI,
4.1426%, 10/5/31 (144A)‡	2,491,000	2,532,280
LB-UBS Commercial Mortgage Trust 2006-C1, 5.2760%, 2/15/41‡	2,725,787	2,726,942
LB-UBS Commercial Mortgage Trust 2007-C7, 6.4996%, 9/15/45‡	4,526,755	4,579,561
LB-UBS Commercial Mortgage Trust 2008-C1, 6.2962%, 4/15/41‡	5,449,000	5,400,315
OSCAR US Funding Trust V, 2.7300%, 12/15/20 (144A)	2,790,000	2,791,953
OSCAR US Funding Trust V, 2.9900%, 12/15/23 (144A)	2,370,000	2,361,015
Palisades Center Trust 2016-PLSD, 4.7370%, 4/13/33 (144A)	1,918,000	1,933,152
Santander Drive Auto Receivables Trust 2013-4, 4.6700%, 1/15/20 (144A)	10,630,000	10,705,675
Santander Drive Auto Receivables Trust 2013-A, 4.7100%, 1/15/21 (144A)	5,664,000	5,733,206
Santander Drive Auto Receivables Trust 2015-1, 3.2400%, 4/15/21	6,009,000	6,091,808
Santander Drive Auto Receivables Trust 2015-4, 3.5300%, 8/16/21	10,292,000	10,497,322
Starwood Retail Property Trust 2014-STAR, 3.6271%, 11/15/27 (144A)‡	3,173,000	3,140,510
Starwood Retail Property Trust 2014-STAR, 4.3771%, 11/15/27 (144A)‡	9,697,000	9,333,291
Starwood Retail Property Trust 2014-STAR, 5.2771%, 11/15/27 (144A)‡	5,140,000	4,912,652
Taco Bell Funding LLC, 3.8320%, 5/25/46 (144A)	11,047,518	11,293,988
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, 5.4130%, 12/15/43‡	3,977,798	4,028,715
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, 5.6600%, 4/15/47‡	11,771,248	12,019,857
Wachovia Bank Commercial Mortgage Trust Series 2007-C33, 6.1739%, 2/15/51‡	5,100,725	5,191,726
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, 6.2709%, 5/15/46‡	3,503,121	3,505,634
Wells Fargo Commercial Mortgage Trust 2014-TISH, 3.9089%, 1/15/27 (144A)‡	2,999,000	2,956,830
Wells Fargo Commercial Mortgage Trust 2014-TISH, 3.4089%, 2/15/27 (144A)‡	5,786,000	5,934,365
Wells Fargo Commercial Mortgage Trust 2014-TISH, 4.4089%, 2/15/27 (144A)‡	1,499,000	1,526,862
Wendys Funding LLC 2015-1, 3.3710%, 6/15/45 (144A)	18,116,318	18,271,755
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $394,768,684)		395,045,335
Bank Loans and Mezzanine Loans – 2.0%
Basic Industry – 0.2%
Axalta Coating Systems US Holdings Inc, 0%, 6/1/24(a),‡	24,750,000	24,809,400

Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Capital Goods – 0.2%
Avolon TLB Borrower 1 US LLC, 3.9622%, 3/21/22‡	$7,278,000	$7,320,576
Reynolds Group Holdings Inc, 4.2261%, 2/5/23(a),‡	17,907,985	17,921,058
		25,241,634
Communications – 0.6%
Charter Communications Operating LLC, 3.2300%, 7/1/20‡	5,261,491	5,275,329
Charter Communications Operating LLC, 3.2300%, 1/3/21‡	6,566,499	6,582,915
Level 3 Financing Inc, 3.4656%, 2/22/24‡	34,025,000	34,088,967
Mission Broadcasting Inc, 4.2459%, 1/17/24‡	1,085,517	1,087,265
Nexstar Broadcasting Inc, 4.2383%, 1/17/24‡	10,986,601	11,004,289
Nielsen Finance LLC, 3.0960%, 10/4/23‡	12,450,374	12,458,840
Zayo Group LLC, 3.2156%, 1/19/21‡	991,515	992,913
Zayo Group LLC, 3.7156%, 1/19/24‡	9,055,830	9,059,633
		80,550,151
Consumer Cyclical – 0.7%
Aramark Services Inc, 3.2261%, 3/28/24‡	12,659,273	12,722,569
Hilton Worldwide Finance LLC, 3.2161%, 10/25/23‡	28,258,825	28,332,581
KFC Holding Co, 3.2094%, 6/16/23‡	27,801,681	27,878,135
Landry's Inc, 3.9094%, 10/4/23‡	13,191,725	13,142,256
		82,075,541
Consumer Non-Cyclical – 0.2%
HCA Inc, 3.4761%, 2/15/24‡	15,132,055	15,200,603
Post Holdings Inc, 0%, 5/24/24(a),‡	2,801,000	2,802,989
Quintiles IMS Inc, 3.2322%, 3/7/24‡	7,770,661	7,807,105
		25,810,697
Technology – 0.1%
CommScope Inc, 3.2964%, 12/29/22‡	15,467,989	15,513,155
Total Bank Loans and Mezzanine Loans (cost $254,347,234)		254,000,578
Corporate Bonds – 16.4%
Asset-Backed Securities – 0.1%
American Tower Trust #1, 1.5510%, 3/15/18 (144A)	11,769,000	11,745,236
Banking – 2.8%
Ally Financial Inc, 3.2500%, 11/5/18	5,936,000	6,008,419
Ally Financial Inc, 8.0000%, 12/31/18	3,447,000	3,718,451
Bank of America Corp, 2.5030%, 10/21/22	26,016,000	25,680,264
Bank of America Corp, 4.1830%, 11/25/27	12,569,000	12,785,049
Bank of America Corp, 4.2440%, 4/24/38‡	17,941,000	18,678,178
Citigroup Inc, 2.6318%, 9/1/23‡	12,751,000	12,987,786
Citigroup Inc, 3.8870%, 1/10/28‡	22,253,000	22,617,304
Citizens Bank NA/Providence RI, 2.6500%, 5/26/22	5,260,000	5,245,240
Citizens Financial Group Inc, 3.7500%, 7/1/24	3,650,000	3,631,356
Citizens Financial Group Inc, 4.3500%, 8/1/25	2,506,000	2,599,965
Citizens Financial Group Inc, 4.3000%, 12/3/25	14,006,000	14,604,084
Discover Financial Services, 3.9500%, 11/6/24	6,693,000	6,797,203
Discover Financial Services, 3.7500%, 3/4/25	9,121,000	9,012,989
First Republic Bank/CA, 4.6250%, 2/13/47	4,732,000	4,867,771
Goldman Sachs Capital I, 6.3450%, 2/15/34	14,964,000	18,460,832
Goldman Sachs Group Inc, 3.0000%, 4/26/22	16,245,000	16,395,201
Goldman Sachs Group Inc, 3.7500%, 2/25/26	8,749,000	8,909,535
Goldman Sachs Group Inc, 3.6910%, 6/5/28‡	13,223,000	13,276,950
JPMorgan Chase & Co, 2.2950%, 8/15/21	16,848,000	16,748,344
JPMorgan Chase & Co, 3.3750%, 5/1/23	17,379,000	17,633,150
JPMorgan Chase & Co, 3.8750%, 9/10/24	4,032,000	4,160,335
JPMorgan Chase & Co, 3.7820%, 2/1/28‡	17,779,000	18,183,028
Morgan Stanley, 2.6250%, 11/17/21	12,668,000	12,648,023
Morgan Stanley, 3.9500%, 4/23/27	9,261,000	9,320,206
Santander UK PLC, 5.0000%, 11/7/23 (144A)	15,666,000	16,794,234
SVB Financial Group, 5.3750%, 9/15/20	11,289,000	12,285,503
Synchrony Financial, 3.0000%, 8/15/19	5,001,000	5,071,714
Synchrony Financial, 4.5000%, 7/23/25	10,618,000	10,919,965
UBS AG, 4.7500%, 5/22/23‡	8,163,000	8,323,958
US Bancorp, 2.3750%, 7/22/26	13,897,000	13,098,298
Wells Fargo & Co, 3.0000%, 4/22/26	4,140,000	4,043,757
Wells Fargo & Co, 5.8750%µ	7,528,000	8,295,630
		363,802,722
Basic Industry – 0.8%
Anglo American Capital PLC, 3.7500%, 4/10/22 (144A)	3,554,000	3,571,770
Anglo American Capital PLC, 4.7500%, 4/10/27 (144A)	11,593,000	11,909,489
CF Industries Inc, 6.8750%, 5/1/18	1,530,000	1,589,288
CF Industries Inc, 4.5000%, 12/1/26 (144A)	12,712,000	13,071,235
FMG Resources August 2006 Pty Ltd, 4.7500%, 5/15/22 (144A)	7,349,000	7,376,559
FMG Resources August 2006 Pty Ltd, 5.1250%, 5/15/24 (144A)	2,446,000	2,446,000
Freeport-McMoRan Inc, 3.1000%, 3/15/20	3,616,000	3,539,160
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	18,723,000	19,118,224

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Basic Industry – (continued)
Georgia-Pacific LLC, 3.6000%, 3/1/25 (144A)	$9,513,000	$9,809,064
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	9,479,000	10,011,616
Sherwin-Williams Co, 2.7500%, 6/1/22	3,731,000	3,728,344
Sherwin-Williams Co, 3.1250%, 6/1/24	2,389,000	2,400,479
Sherwin-Williams Co, 3.4500%, 6/1/27	6,724,000	6,771,902
Sherwin-Williams Co, 4.5000%, 6/1/47	3,134,000	3,288,691
Steel Dynamics Inc, 5.0000%, 12/15/26	1,087,000	1,115,534
Teck Resources Ltd, 8.5000%, 6/1/24 (144A)	8,927,000	10,310,685
		110,058,040
Brokerage – 1.0%
Carlyle Holdings Finance LLC, 3.8750%, 2/1/23 (144A)	4,876,000	5,006,340
CBOE Holdings Inc, 3.6500%, 1/12/27	9,444,000	9,526,248
Charles Schwab Corp, 3.0000%, 3/10/25	3,800,000	3,800,703
Charles Schwab Corp, 4.6250%µ	1,975,000	2,016,969
Charles Schwab Corp, 7.0000%µ	10,492,000	12,092,030
E*TRADE Financial Corp, 5.3750%, 11/15/22	12,561,000	13,204,048
E*TRADE Financial Corp, 4.6250%, 9/15/23	16,789,000	17,460,560
E*TRADE Financial Corp, 5.8750%µ	1,928,000	2,043,680
Lazard Group LLC, 4.2500%, 11/14/20	12,578,000	13,268,809
Neuberger Berman Group LLC / Neuberger Berman Finance Corp,
4.8750%, 4/15/45 (144A)	11,157,000	10,843,778
Raymond James Financial Inc, 5.6250%, 4/1/24	6,315,000	7,186,211
Raymond James Financial Inc, 3.6250%, 9/15/26	4,029,000	4,033,081
Raymond James Financial Inc, 4.9500%, 7/15/46	11,232,000	12,206,230
Scottrade Financial Services Inc, 6.1250%, 7/11/21 (144A)	4,041,000	4,588,374
TD Ameritrade Holding Corp, 2.9500%, 4/1/22	6,300,000	6,446,066
TD Ameritrade Holding Corp, 3.6250%, 4/1/25	7,161,000	7,410,360
		131,133,487
Capital Goods – 0.7%
Arconic Inc, 5.1250%, 10/1/24	1,144,000	1,186,900
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
4.2500%, 9/15/22 (144A)	1,778,000	1,825,117
Ball Corp, 4.3750%, 12/15/20	6,400,000	6,720,000
CNH Industrial Capital LLC, 3.6250%, 4/15/18	6,923,000	6,983,922
CRH America Finance Inc, 3.4000%, 5/9/27 (144A)	2,451,000	2,451,412
Eagle Materials Inc, 4.5000%, 8/1/26	901,000	921,273
General Electric Co, 5.0000%µ	11,951,000	12,684,791
Martin Marietta Materials Inc, 4.2500%, 7/2/24	6,259,000	6,568,958
Masco Corp, 3.5000%, 4/1/21	6,167,000	6,336,778
Masco Corp, 4.3750%, 4/1/26	1,033,000	1,101,901
Owens Corning, 4.2000%, 12/1/24	5,764,000	6,035,911
Owens Corning, 3.4000%, 8/15/26	2,772,000	2,730,991
Rockwell Collins Inc, 3.2000%, 3/15/24	5,546,000	5,620,300
Rockwell Collins Inc, 3.5000%, 3/15/27	9,482,000	9,616,113
Vulcan Materials Co, 7.5000%, 6/15/21	4,214,000	4,972,777
Vulcan Materials Co, 4.5000%, 4/1/25	12,074,000	12,894,827
		88,651,971
Communications – 1.5%
American Tower Corp, 3.3000%, 2/15/21	9,861,000	10,117,771
American Tower Corp, 3.4500%, 9/15/21	1,021,000	1,052,794
American Tower Corp, 3.5000%, 1/31/23	1,809,000	1,855,044
American Tower Corp, 4.4000%, 2/15/26	6,462,000	6,774,515
American Tower Corp, 3.3750%, 10/15/26	11,933,000	11,676,369
AT&T Inc, 3.4000%, 5/15/25	1,941,000	1,908,350
AT&T Inc, 4.2500%, 3/1/27	9,159,000	9,469,353
AT&T Inc, 5.2500%, 3/1/37	12,451,000	13,279,353
CCO Holdings LLC / CCO Holdings Capital Corp, 5.2500%, 3/15/21	9,203,000	9,456,083
CCO Holdings LLC / CCO Holdings Capital Corp, 5.1250%, 5/1/27 (144A)	22,488,000	22,993,980
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.9080%, 7/23/25	14,799,000	15,989,017
Comcast Corp, 2.3500%, 1/15/27	7,839,000	7,358,352
Comcast Corp, 3.3000%, 2/1/27	5,603,000	5,672,438
Comcast Corp, 3.4000%, 7/15/46	1,361,000	1,241,273
Cox Communications Inc, 3.3500%, 9/15/26 (144A)	12,415,000	12,192,126
Crown Castle International Corp, 5.2500%, 1/15/23	8,048,000	8,938,946
NBCUniversal Media LLC, 4.4500%, 1/15/43	2,469,000	2,624,838
Time Warner Inc, 3.6000%, 7/15/25	7,886,000	7,917,229
UBM PLC, 5.7500%, 11/3/20 (144A)	12,326,000	12,974,828
Verizon Communications Inc, 2.9460%, 3/15/22 (144A)	3,935,000	3,961,908
Verizon Communications Inc, 2.6250%, 8/15/26	22,749,000	20,977,399
Verizon Communications Inc, 4.1250%, 8/15/46	4,997,000	4,453,631
		192,885,597

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – 1.4%
1011778 BC ULC / New Red Finance Inc, 4.6250%, 1/15/22 (144A)	$13,138,000	$13,466,450
1011778 BC ULC / New Red Finance Inc, 4.2500%, 5/15/24 (144A)	12,232,000	12,154,816
Coach Inc, 3.0000%, 7/15/22	4,032,000	3,974,951
Coach Inc, 4.1250%, 7/15/27	4,032,000	3,991,446
CVS Health Corp, 2.8000%, 7/20/20	19,618,000	19,971,497
CVS Health Corp, 4.7500%, 12/1/22	4,899,000	5,369,137
CVS Health Corp, 5.0000%, 12/1/24	6,548,000	7,253,789
DR Horton Inc, 3.7500%, 3/1/19	8,628,000	8,826,496
DR Horton Inc, 4.0000%, 2/15/20	1,655,000	1,718,514
Ford Motor Co, 4.3460%, 12/8/26	12,533,000	12,907,260
General Motors Co, 4.8750%, 10/2/23	9,355,000	10,024,154
General Motors Financial Co Inc, 3.9500%, 4/13/24	25,413,000	25,767,511
IHO Verwaltungs GmbH, 4.1250%, 9/15/21 (144A)	2,393,000	2,437,869
IHO Verwaltungs GmbH, 4.5000%, 9/15/23 (144A)	1,747,000	1,773,205
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	6,113,000	6,598,189
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	4,975,000	5,341,906
MDC Holdings Inc, 5.5000%, 1/15/24	9,466,000	10,010,295
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc,
5.6250%, 5/1/24	5,515,000	6,011,350
Toll Brothers Finance Corp, 4.0000%, 12/31/18	3,421,000	3,506,525
Toll Brothers Finance Corp, 5.8750%, 2/15/22	3,120,000	3,455,400
Toll Brothers Finance Corp, 4.3750%, 4/15/23	1,787,000	1,848,652
Walgreens Boots Alliance Inc, 3.4500%, 6/1/26	8,116,000	8,099,662
Walgreens Boots Alliance Inc, 4.6500%, 6/1/46	1,394,000	1,461,142
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 5.2500%, 5/15/27 (144A)	4,986,000	5,107,534
ZF North America Capital Inc, 4.5000%, 4/29/22 (144A)	2,602,000	2,732,100
		183,809,850
Consumer Non-Cyclical – 2.8%
Abbott Laboratories, 3.8750%, 9/15/25	1,938,000	1,993,468
Abbott Laboratories, 3.7500%, 11/30/26	3,130,000	3,195,467
Allergan Funding SCS, 3.0000%, 3/12/20	16,322,000	16,677,673
Anheuser-Busch InBev Finance Inc, 2.6500%, 2/1/21	3,394,000	3,439,218
Anheuser-Busch InBev Finance Inc, 3.3000%, 2/1/23	15,562,000	16,022,682
Anheuser-Busch InBev Finance Inc, 3.6500%, 2/1/26	28,360,000	29,221,236
Becton Dickinson and Co, 2.8940%, 6/6/22	6,201,000	6,208,720
Becton Dickinson and Co, 3.3630%, 6/6/24	13,786,000	13,812,690
Becton Dickinson and Co, 3.7000%, 6/6/27	9,781,000	9,796,337
Becton Dickinson and Co, 4.6690%, 6/6/47	3,230,000	3,326,994
Cardinal Health Inc, 2.6160%, 6/15/22	6,327,000	6,332,125
Cardinal Health Inc, 3.0790%, 6/15/24	4,091,000	4,099,800
Cardinal Health Inc, 3.4100%, 6/15/27	8,125,000	8,090,306
Constellation Brands Inc, 4.2500%, 5/1/23	11,794,000	12,554,194
Constellation Brands Inc, 4.7500%, 12/1/25	1,362,000	1,491,992
Constellation Brands Inc, 3.7000%, 12/6/26	9,126,000	9,297,797
Danone SA, 2.0770%, 11/2/21 (144A)	12,817,000	12,643,125
Danone SA, 2.5890%, 11/2/23 (144A)	7,729,000	7,539,910
Express Scripts Holding Co, 3.5000%, 6/15/24	4,761,000	4,801,354
Express Scripts Holding Co, 4.5000%, 2/25/26	8,836,000	9,365,338
Express Scripts Holding Co, 3.4000%, 3/1/27	5,449,000	5,259,533
HCA Inc, 3.7500%, 3/15/19	6,307,000	6,433,140
HCA Inc, 5.8750%, 5/1/23	3,162,000	3,442,628
HCA Inc, 5.0000%, 3/15/24	2,503,000	2,650,051
HCA Inc, 5.3750%, 2/1/25	5,444,000	5,742,331
HCA Inc, 5.8750%, 2/15/26	6,720,000	7,257,600
Life Technologies Corp, 6.0000%, 3/1/20	7,598,000	8,280,088
Molson Coors Brewing Co, 3.0000%, 7/15/26	15,938,000	15,331,479
Molson Coors Brewing Co, 4.2000%, 7/15/46	3,821,000	3,749,956
Newell Brands Inc, 3.1500%, 4/1/21	3,366,000	3,445,673
Newell Brands Inc, 3.8500%, 4/1/23	3,189,000	3,347,831
Newell Brands Inc, 5.0000%, 11/15/23	6,387,000	6,834,352
Newell Brands Inc, 4.2000%, 4/1/26	15,028,000	15,958,053
Reckitt Benckiser Treasury Services PLC, 2.3750%, 6/24/22 (144A)	8,117,000	8,063,054
Reckitt Benckiser Treasury Services PLC, 2.7500%, 6/26/24 (144A)	7,728,000	7,653,409
Reckitt Benckiser Treasury Services PLC, 3.0000%, 6/26/27 (144A)	11,684,000	11,516,592
Shire Acquisitions Investments Ireland DAC, 2.4000%, 9/23/21	7,511,000	7,422,671
Shire Acquisitions Investments Ireland DAC, 2.8750%, 9/23/23	10,130,000	10,039,154
Shire Acquisitions Investments Ireland DAC, 3.2000%, 9/23/26	10,189,000	9,964,404
Sysco Corp, 2.5000%, 7/15/21	2,573,000	2,579,775
Sysco Corp, 3.3000%, 7/15/26	6,460,000	6,409,392
Sysco Corp, 3.2500%, 7/15/27	4,583,000	4,508,852
Tenet Healthcare Corp, 4.6250%, 7/15/24 (144A)	3,537,000	3,541,421
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	13,679,000	12,992,013
THC Escrow Corp III, 4.6250%, 7/15/24 (144A)	4,432,000	4,443,966
Universal Health Services Inc, 4.7500%, 8/1/22 (144A)	8,803,000	9,100,101

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Wm Wrigley Jr Co, 3.3750%, 10/21/20 (144A)	$5,917,000	$6,107,155
		371,985,100
Electric – 0.6%
Dominion Energy Inc, 2.0000%, 8/15/21	1,424,000	1,396,504
Dominion Energy Inc, 2.8500%, 8/15/26	1,969,000	1,877,107
Duke Energy Corp, 1.8000%, 9/1/21	3,817,000	3,725,690
Duke Energy Corp, 2.6500%, 9/1/26	5,964,000	5,664,816
IPALCO Enterprises Inc, 5.0000%, 5/1/18	5,485,000	5,574,131
PPL Capital Funding Inc, 3.1000%, 5/15/26	13,279,000	12,997,326
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	10,116,000	10,914,901
Southern Co, 2.3500%, 7/1/21	11,589,000	11,503,462
Southern Co, 2.9500%, 7/1/23	8,295,000	8,240,693
Southern Co, 3.2500%, 7/1/26	11,649,000	11,396,927
		73,291,557
Energy – 1.7%
Antero Resources Corp, 5.3750%, 11/1/21	12,623,000	12,749,230
Canadian Natural Resources Ltd, 5.9000%, 2/1/18	4,063,000	4,156,364
Canadian Natural Resources Ltd, 2.9500%, 1/15/23	4,157,000	4,123,349
Cenovus Energy Inc, 5.7000%, 10/15/19	256,000	270,180
Columbia Pipeline Group Inc, 4.5000%, 6/1/25	4,642,000	4,941,780
ConocoPhillips Co, 4.9500%, 3/15/26	9,788,000	10,902,090
Diamond Offshore Drilling Inc, 5.8750%, 5/1/19	1,931,000	1,984,103
Enbridge Energy Partners LP, 5.8750%, 10/15/25	5,995,000	6,839,558
Energy Transfer Equity LP, 5.8750%, 1/15/24	6,557,000	6,950,420
Energy Transfer Equity LP, 5.5000%, 6/1/27	11,731,000	12,141,585
Energy Transfer LP, 4.1500%, 10/1/20	5,769,000	5,991,245
Energy Transfer LP, 4.7500%, 1/15/26	2,638,000	2,744,612
Helmerich & Payne International Drilling Co, 4.6500%, 3/15/25	10,090,000	10,581,625
Hiland Partners Holdings LLC / Hiland Partners Finance Corp,
5.5000%, 5/15/22 (144A)	5,547,000	5,793,625
Kinder Morgan Energy Partners LP, 5.0000%, 10/1/21	5,289,000	5,679,931
Kinder Morgan Energy Partners LP, 3.9500%, 9/1/22	5,654,000	5,841,017
Kinder Morgan Inc/DE, 6.5000%, 9/15/20	550,000	610,774
Motiva Enterprises LLC, 5.7500%, 1/15/20 (144A)	7,817,000	8,365,144
NuStar Logistics LP, 5.6250%, 4/28/27	7,871,000	8,264,550
Oceaneering International Inc, 4.6500%, 11/15/24	12,427,000	12,256,502
Phillips 66 Partners LP, 3.6050%, 2/15/25	6,325,000	6,263,913
Regency Energy Partners LP / Regency Energy Finance Corp, 5.8750%, 3/1/22	7,308,000	8,049,579
Sabine Pass Liquefaction LLC, 5.0000%, 3/15/27	11,316,000	12,046,742
SM Energy Co, 6.5000%, 1/1/23	726,000	691,515
TC PipeLines LP, 3.9000%, 5/25/27	8,610,000	8,592,031
Tesoro Logistics LP / Tesoro Logistics Finance Corp, 5.2500%, 1/15/25	3,314,000	3,479,700
Western Gas Partners LP, 5.3750%, 6/1/21	14,678,000	15,755,952
Williams Cos Inc, 3.7000%, 1/15/23	3,482,000	3,429,770
Williams Partners LP, 3.7500%, 6/15/27	14,490,000	14,344,115
Williams Partners LP / ACMP Finance Corp, 4.8750%, 5/15/23	9,420,000	9,774,380
Williams Partners LP / ACMP Finance Corp, 4.8750%, 3/15/24	5,106,000	5,350,680
		218,966,061
Finance Companies – 0.1%
Park Aerospace Holdings Ltd, 5.2500%, 8/15/22 (144A)	3,837,000	4,010,893
Park Aerospace Holdings Ltd, 5.5000%, 2/15/24 (144A)	10,445,000	10,909,802
		14,920,695
Financial Institutions – 0.3%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	12,487,000	13,146,938
Kennedy-Wilson Inc, 5.8750%, 4/1/24	21,234,000	21,897,562
		35,044,500
Industrial – 0%
Cintas Corp No 2, 4.3000%, 6/1/21	5,311,000	5,658,663
Insurance – 0.3%
Aetna Inc, 2.8000%, 6/15/23	5,166,000	5,156,329
Berkshire Hathaway Inc, 3.1250%, 3/15/26	1,916,000	1,937,745
Centene Corp, 4.7500%, 5/15/22	751,000	783,856
Centene Corp, 6.1250%, 2/15/24	1,840,000	1,989,371
Centene Corp, 4.7500%, 1/15/25	2,205,000	2,265,638
Cigna Corp, 3.2500%, 4/15/25	25,431,000	25,532,419
WellCare Health Plans Inc, 5.2500%, 4/1/25	8,924,000	9,347,890
		47,013,248
Real Estate Investment Trusts (REITs) – 0.6%
Alexandria Real Estate Equities Inc, 2.7500%, 1/15/20	5,427,000	5,463,914
Alexandria Real Estate Equities Inc, 4.6000%, 4/1/22	15,518,000	16,581,169
Alexandria Real Estate Equities Inc, 4.5000%, 7/30/29	8,408,000	8,913,632
Post Apartment Homes LP, 4.7500%, 10/15/17	7,187,000	7,193,361
Senior Housing Properties Trust, 6.7500%, 4/15/20	3,517,000	3,813,782

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Senior Housing Properties Trust, 6.7500%, 12/15/21	$3,904,000	$4,353,889
SL Green Realty Corp, 5.0000%, 8/15/18	8,387,000	8,608,048
SL Green Realty Corp, 7.7500%, 3/15/20	16,472,000	18,442,134
		73,369,929
Technology – 1.6%
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.6250%, 1/15/24 (144A)	8,629,000	8,825,310
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.8750%, 1/15/27 (144A)	22,153,000	22,751,264
Cadence Design Systems Inc, 4.3750%, 10/15/24	19,609,000	20,370,025
Fidelity National Information Services Inc, 3.6250%, 10/15/20	5,861,000	6,139,145
Fidelity National Information Services Inc, 4.5000%, 10/15/22	7,629,000	8,288,512
Fidelity National Information Services Inc, 3.0000%, 8/15/26	9,819,000	9,508,887
First Data Corp, 7.0000%, 12/1/23 (144A)	9,533,000	10,176,477
NXP BV / NXP Funding LLC, 4.1250%, 6/15/20 (144A)	3,689,000	3,874,630
NXP BV / NXP Funding LLC, 4.1250%, 6/1/21 (144A)	2,809,000	2,957,877
NXP BV / NXP Funding LLC, 3.8750%, 9/1/22 (144A)	10,682,000	11,122,632
NXP BV / NXP Funding LLC, 4.6250%, 6/1/23 (144A)	6,135,000	6,618,131
Seagate HDD Cayman, 4.7500%, 1/1/25	9,805,000	9,852,662
Seagate HDD Cayman, 4.8750%, 6/1/27	1,670,000	1,667,929
Seagate HDD Cayman, 5.7500%, 12/1/34	3,026,000	3,033,259
Total System Services Inc, 3.8000%, 4/1/21	6,270,000	6,528,826
Total System Services Inc, 4.8000%, 4/1/26	17,498,000	19,049,145
Trimble Inc, 4.7500%, 12/1/24	21,690,000	23,162,729
Verisk Analytics Inc, 4.8750%, 1/15/19	7,152,000	7,447,585
Verisk Analytics Inc, 5.8000%, 5/1/21	12,091,000	13,442,278
Verisk Analytics Inc, 4.1250%, 9/12/22	6,970,000	7,344,331
Verisk Analytics Inc, 5.5000%, 6/15/45	8,208,000	9,130,973
		211,292,607
Transportation – 0.1%
FedEx Corp, 3.9000%, 2/1/35	1,081,000	1,074,173
FedEx Corp, 4.4000%, 1/15/47	471,000	485,154
Penske Truck Leasing Co Lp / PTL Finance Corp, 2.5000%, 6/15/19 (144A)	7,634,000	7,673,117
		9,232,444
Total Corporate Bonds (cost $2,093,252,407)		2,142,861,707
Mortgage-Backed Securities – 8.2%
Fannie Mae Pool:
4.0000%, 9/1/29	3,803,497	4,033,191
4.0000%, 4/1/34	4,428,941	4,698,680
6.0000%, 10/1/35	3,040,815	3,467,322
6.0000%, 12/1/35	3,431,319	3,919,692
6.0000%, 2/1/37	609,075	704,583
6.0000%, 9/1/37	1,342,088	1,408,899
6.0000%, 10/1/38	2,304,715	2,620,298
7.0000%, 2/1/39	898,833	1,042,863
5.5000%, 12/1/39	4,948,850	5,513,673
5.5000%, 3/1/40	4,130,162	4,664,613
5.5000%, 4/1/40	9,936,159	11,045,116
5.0000%, 10/1/40	1,881,960	2,092,443
5.5000%, 2/1/41	2,315,540	2,615,209
5.0000%, 5/1/41	4,986,153	5,454,500
5.5000%, 5/1/41	3,275,917	3,647,065
5.5000%, 6/1/41	5,652,847	6,291,091
5.5000%, 6/1/41	4,752,472	5,349,559
5.5000%, 7/1/41	545,343	605,614
4.5000%, 8/1/41	3,559,244	3,843,343
5.5000%, 12/1/41	4,725,538	5,272,315
5.5000%, 2/1/42	19,235,877	21,403,852
4.0000%, 6/1/42	7,343,203	7,785,438
4.5000%, 6/1/42	1,409,272	1,526,316
4.0000%, 7/1/42	1,343,064	1,423,589
4.0000%, 8/1/42	145,428	154,136
4.0000%, 9/1/42	283,755	300,809
4.0000%, 9/1/42	179,978	190,741
4.0000%, 11/1/42	5,083,751	5,386,750
4.5000%, 11/1/42	2,350,278	2,550,929
3.5000%, 1/1/43	8,531,837	8,802,695
3.5000%, 2/1/43	17,104,788	17,649,414
3.5000%, 2/1/43	4,009,196	4,137,000
4.5000%, 3/1/43	7,123,446	7,764,574
4.0000%, 5/1/43	482,684	511,441
4.0000%, 8/1/43	13,096,503	13,883,814
4.0000%, 9/1/43	3,245,118	3,440,756
3.5000%, 1/1/44	15,520,894	16,095,693
3.5000%, 1/1/44	6,865,417	7,119,680

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.0000%, 2/1/44	$8,725,524	$9,250,792
3.5000%, 4/1/44	7,796,745	8,059,514
4.5000%, 5/1/44	797,867	874,380
5.5000%, 5/1/44	4,306,090	4,792,169
4.0000%, 6/1/44	10,760,433	11,406,509
4.0000%, 7/1/44	3,252,861	3,473,205
5.0000%, 7/1/44	524,994	586,483
4.0000%, 8/1/44	12,710,224	13,571,811
4.0000%, 8/1/44	4,821,172	5,148,183
4.5000%, 8/1/44	13,044,442	14,295,701
4.5000%, 10/1/44	56,943,378	62,402,452
4.5000%, 10/1/44	9,919,101	10,868,632
4.5000%, 10/1/44	5,594,619	6,114,051
3.5000%, 2/1/45	16,089,782	16,603,868
4.5000%, 3/1/45	9,613,444	10,506,952
4.0000%, 5/1/45	7,785,162	8,315,046
4.5000%, 5/1/45	8,332,236	9,129,394
4.5000%, 5/1/45	5,311,786	5,819,866
4.5000%, 6/1/45	5,161,469	5,622,431
4.5000%, 9/1/45	3,209,394	3,507,992
4.0000%, 10/1/45	16,204,237	17,208,563
4.5000%, 10/1/45	12,028,272	13,122,161
3.5000%, 12/1/45	5,031,820	5,201,001
4.0000%, 12/1/45	6,962,771	7,435,938
3.5000%, 1/1/46	13,850,093	14,317,678
3.5000%, 1/1/46	12,006,448	12,412,327
4.0000%, 1/1/46	3,096,314	3,298,435
4.5000%, 2/1/46	14,876,035	16,299,856
4.5000%, 2/1/46	6,422,311	7,020,545
4.0000%, 4/1/46	8,920,602	9,498,544
4.5000%, 4/1/46	8,328,708	9,166,816
4.0000%, 5/1/46	10,471,696	11,155,852
4.0000%, 6/1/46	3,401,248	3,623,473
3.5000%, 7/1/46	8,813,177	9,100,693
3.5000%, 7/1/46	8,753,102	9,038,766
4.5000%, 7/1/46	12,754,021	13,943,054
4.5000%, 7/1/46	8,026,664	8,795,452
4.5000%, 7/1/46	6,197,414	6,718,763
3.5000%, 8/1/46	5,376,711	5,534,973
4.0000%, 8/1/46	646,884	687,082
4.0000%, 8/1/46	625,049	663,513
4.0000%, 8/1/46	551,778	586,066
4.0000%, 8/1/46	444,249	471,855
4.5000%, 9/1/46	1,864,095	2,043,128
4.0000%, 10/1/46	6,098,298	6,472,064
4.0000%, 11/1/46	3,128,977	3,341,079
4.5000%, 11/1/46	5,538,415	6,056,517
4.5000%, 11/1/46	2,512,114	2,733,196
4.5000%, 12/1/46	5,652,471	6,108,641
4.0000%, 1/1/47	3,894,149	4,167,586
4.0000%, 2/1/47	8,308,107	8,858,710
4.5000%, 2/1/47	9,923,569	10,758,418
4.0000%, 3/1/47	837,639	889,893
4.0000%, 3/1/47	479,102	508,530
4.0000%, 3/1/47	226,512	240,577
4.0000%, 3/1/47	224,023	238,025
4.0000%, 4/1/47	8,812,145	9,418,189
4.0000%, 4/1/47	1,093,683	1,160,862
4.0000%, 4/1/47	876,992	931,806
4.0000%, 4/1/47	866,387	919,604
4.0000%, 4/1/47	818,892	869,193
4.0000%, 4/1/47	777,154	824,891
4.5000%, 4/1/47	9,987,250	10,921,528
4.0000%, 5/1/47	1,166,502	1,238,155
4.0000%, 5/1/47	916,434	973,714
4.0000%, 5/1/47	718,536	763,447
4.0000%, 5/1/47	300,063	318,679
4.5000%, 5/1/47	1,529,214	1,666,443
4.5000%, 5/1/47	1,259,385	1,370,457
4.5000%, 5/1/47	1,235,417	1,345,138
4.5000%, 5/1/47	935,029	1,018,935
4.5000%, 5/1/47	865,785	942,677
4.5000%, 5/1/47	827,096	899,534
4.5000%, 5/1/47	797,637	867,495

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.5000%, 5/1/47	$757,639	$824,460
4.5000%, 5/1/47	425,066	462,029
4.5000%, 5/1/47	308,009	335,649
4.5000%, 5/1/47	279,002	304,039
3.5000%, 6/1/47	601,072	620,059
4.0000%, 6/1/47	3,494,798	3,709,465
4.0000%, 6/1/47	1,889,984	2,004,333
4.0000%, 6/1/47	1,717,778	1,824,354
4.0000%, 6/1/47	1,669,229	1,773,559
4.0000%, 6/1/47	1,305,406	1,389,411
4.0000%, 6/1/47	593,267	630,601
4.5000%, 6/1/47	811,221	874,028
4.5000%, 6/1/47	535,616	583,681
3.5000%, 5/1/56	21,100,301	21,689,317
		719,960,629
Freddie Mac Gold Pool:
3.5000%, 7/1/29	4,727,824	4,933,451
8.0000%, 4/1/32	1,238,528	1,517,780
5.5000%, 10/1/36	1,971,774	2,218,047
6.0000%, 4/1/40	10,338,878	11,969,637
5.5000%, 5/1/41	4,395,349	4,850,077
5.5000%, 8/1/41	10,166,487	11,611,191
5.5000%, 8/1/41	6,477,368	7,314,399
5.5000%, 9/1/41	1,483,435	1,637,806
5.0000%, 3/1/42	4,935,425	5,465,393
3.5000%, 2/1/44	6,278,305	6,470,762
4.5000%, 5/1/44	249,813	270,534
5.0000%, 7/1/44	4,186,196	4,619,144
4.0000%, 8/1/44	3,970,439	4,233,697
4.5000%, 9/1/44	18,303,664	20,040,559
4.5000%, 6/1/45	8,486,416	9,293,092
4.5000%, 2/1/46	9,591,972	10,503,292
4.5000%, 2/1/46	5,926,044	6,472,430
4.5000%, 6/1/46	13,433,914	14,523,554
3.5000%, 7/1/46	17,495,827	18,110,748
		146,055,593
Ginnie Mae I Pool:
5.1000%, 1/15/32	4,598,564	5,233,404
7.5000%, 8/15/33	4,252,815	4,967,177
4.9000%, 10/15/34	5,013,172	5,693,497
5.5000%, 9/15/35	516,045	593,016
5.5000%, 8/15/39	9,217,267	10,670,597
5.5000%, 8/15/39	3,088,898	3,578,652
5.0000%, 10/15/39	2,003,868	2,211,445
5.5000%, 10/15/39	3,577,167	4,091,559
5.0000%, 11/15/39	3,111,254	3,411,436
5.0000%, 1/15/40	1,035,561	1,133,055
5.0000%, 5/15/40	1,115,294	1,235,993
5.0000%, 5/15/40	497,700	553,125
5.0000%, 7/15/40	3,447,537	3,782,204
5.0000%, 7/15/40	942,342	1,033,071
5.0000%, 2/15/41	3,519,804	3,870,274
5.0000%, 4/15/41	1,449,464	1,589,822
4.5000%, 5/15/41	6,737,528	7,553,914
5.0000%, 5/15/41	1,266,455	1,405,625
4.5000%, 7/15/41	3,344,190	3,766,434
4.5000%, 7/15/41	1,111,205	1,221,911
4.5000%, 8/15/41	9,417,800	10,335,580
5.0000%, 9/15/41	919,306	1,025,274
5.0000%, 11/15/43	6,482,939	7,260,035
4.5000%, 5/15/44	4,304,920	4,719,487
5.0000%, 6/15/44	6,210,319	6,915,477
5.0000%, 6/15/44	2,146,314	2,388,684
5.0000%, 7/15/44	2,501,302	2,780,239
4.0000%, 1/15/45	19,546,530	20,705,705
4.0000%, 4/15/45	3,490,157	3,755,129
4.0000%, 7/15/46	12,768,236	13,646,209
4.5000%, 8/15/46	22,792,423	24,979,628
		166,107,658
Ginnie Mae II Pool:
7.0000%, 5/20/39	468,557	555,311
4.5000%, 10/20/41	5,904,037	6,283,197
5.5000%, 1/20/42	1,885,058	2,066,514
3.5000%, 5/20/42	2,440,418	2,541,269

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Ginnie Mae II Pool – (continued)
6.0000%, 11/20/42	$666,867	$760,079
3.5000%, 9/20/44	7,042,696	7,334,189
5.0000%, 12/20/44	3,558,342	3,990,919
5.0000%, 9/20/45	2,494,492	2,805,285
4.0000%, 10/20/45	8,733,470	9,328,952
		35,665,715
Total Mortgage-Backed Securities (cost $1,071,777,981)		1,067,789,595
United States Treasury Notes/Bonds – 5.9%
1.5000%, 6/15/20	2,638,000	2,634,085
1.7500%, 5/31/22	147,262,000	146,381,815
2.0000%, 5/31/24	66,104,000	65,554,015
2.0000%, 11/15/26	56,318,000	54,921,032
2.2500%, 2/15/27	154,160,000	153,473,526
2.3750%, 5/15/27	61,309,000	61,704,137
2.2500%, 8/15/46	120,657,000	106,423,214
2.8750%, 11/15/46	145,312,000	146,362,170
3.0000%, 2/15/47	30,426,000	31,440,981
Total United States Treasury Notes/Bonds (cost $757,950,036)		768,894,975
Common Stocks – 63.9%
Aerospace & Defense – 5.2%
Boeing Co	.2,038,351	403,083,910
General Dynamics Corp	644,765	127,727,946
Northrop Grumman Corp	578,138	148,413,806
		679,225,662
Air Freight & Logistics – 0.7%
United Parcel Service Inc	794,316	87,843,406
Automobiles – 1.1%
General Motors Co	4,073,297	142,280,264
Banks – 1.7%
US Bancorp	4,171,393	216,578,725
Biotechnology – 2.6%
AbbVie Inc	1,265,320	91,748,353
Amgen Inc	1,429,486	246,200,374
		337,948,727
Capital Markets – 3.8%
Blackstone Group LP	2,790,985	93,079,350
CME Group Inc	1,988,347	249,020,578
Morgan Stanley	292,809	13,047,569
TD Ameritrade Holding Corp	3,158,763	135,795,221
		490,942,718
Chemicals – 1.5%
LyondellBasell Industries NV	2,390,638	201,745,941
Construction Materials – 0.3%
Vulcan Materials Co	317,651	40,240,029
Consumer Finance – 1.0%
Synchrony Financial	4,184,872	124,792,883
Equity Real Estate Investment Trusts (REITs) – 2.1%
Colony NorthStar Inc	5,387,919	75,915,779
Colony Starwood Homes	1,511,183	51,848,689
Crown Castle International Corp	623,474	62,459,625
MGM Growth Properties LLC	1,467,527	42,837,113
Outfront Media Inc	2,034,547	47,038,727
		280,099,933
Food & Staples Retailing – 2.8%
Costco Wholesale Corp	1,266,240	202,509,763
Kroger Co	3,337,728	77,835,817
Sysco Corp	1,712,603	86,195,309
		366,540,889
Food Products – 0.7%
Hershey Co	857,933	92,116,266
Health Care Equipment & Supplies – 2.4%
Abbott Laboratories	2,473,480	120,235,863
Medtronic PLC	2,188,157	194,198,934
		314,434,797
Health Care Providers & Services – 1.0%
Aetna Inc	836,496	127,005,188
Hotels, Restaurants & Leisure – 2.3%
McDonald's Corp	542,645	83,111,508
Norwegian Cruise Line Holdings Ltd*	1,036,217	56,256,221
Six Flags Entertainment Corp	885,811	52,803,194
Starbucks Corp	1,909,211	111,326,093
		303,497,016

Shares or Principal Amounts		Value
Common Stocks – (continued)
Household Products – 0.8%
Kimberly-Clark Corp	.780,606	$100,784,041
Industrial Conglomerates – 1.7%
Honeywell International Inc	1,670,488	222,659,346
Information Technology Services – 4.1%
Accenture PLC	905,589	112,003,248
Automatic Data Processing Inc	677,813	69,448,720
Mastercard Inc	2,946,218	357,818,176
		539,270,144
Insurance – 0.2%
Progressive Corp	613,934	27,068,350
Internet & Direct Marketing Retail – 1.7%
Priceline Group Inc*	118,452	221,566,835
Internet Software & Services – 2.3%
Alphabet Inc - Class C*	323,893	294,331,286
Leisure Products – 1.0%
Hasbro Inc	749,648	83,593,248
Mattel Inc	2,264,339	48,751,219
		132,344,467
Media – 2.2%
Comcast Corp	5,729,864	223,006,307
Madison Square Garden Co*	197,258	38,840,100
Time Warner Inc	239,909	24,089,263
		285,935,670
Oil, Gas & Consumable Fuels – 1.0%
Suncor Energy Inc¤	2,317,315	67,665,598
Suncor Energy Inc¤	2,081,628	60,830,545
		128,496,143
Personal Products – 0.6%
Estee Lauder Cos Inc	774,605	74,346,588
Pharmaceuticals – 2.7%
Allergan PLC	728,960	177,202,886
Bristol-Myers Squibb Co	2,368,194	131,955,770
Eli Lilly & Co	486,594	40,046,686
		349,205,342
Real Estate Investment Trusts (REITs) – 0%
Colony American Homes III£,§	6,162,871	6,277,809
Real Estate Management & Development – 0.8%
CBRE Group Inc*	2,867,977	104,394,363
Road & Rail – 1.5%
CSX Corp	3,635,605	198,358,609
Semiconductor & Semiconductor Equipment – 1.7%
Intel Corp	4,084,160	137,799,558
Lam Research Corp	592,054	83,734,197
		221,533,755
Software – 5.1%
Adobe Systems Inc*	1,651,796	233,630,026
Microsoft Corp	6,281,297	432,969,802
		666,599,828
Specialty Retail – 1.4%
Home Depot Inc	1,231,158	188,859,637
Technology Hardware, Storage & Peripherals – 1.7%
Apple Inc	1,564,579	225,330,668
Textiles, Apparel & Luxury Goods – 1.7%
NIKE Inc	3,685,182	217,425,738
Tobacco – 2.5%
Altria Group Inc	4,332,223	322,620,647
Total Common Stocks (cost $5,798,810,312)		8,332,701,710
Preferred Stocks – 0.1%
Banks – 0%
Citigroup Capital XIII, 7.5418%	70,362	1,828,005
Capital Markets – 0%
Morgan Stanley, 6.8750%	99,417	2,911,924
Consumer Finance – 0.1%
Discover Financial Services, 6.5000%	452,705	11,670,735
Industrial Conglomerates – 0%
General Electric Co, 4.7000%	49,485	1,262,362
Total Preferred Stocks (cost $16,848,999)		17,673,026

Shares or Principal Amounts		Value
Investment Companies – 0.8%
Money Markets – 0.8%
Janus Cash Liquidity Fund LLC, 0.9803%ºº,£ (cost $103,316,919)	.103,316,919	$103,316,919
Total Investments (total cost $10,491,072,572) – 100.3%		13,082,283,845
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(35,370,488)
Net Assets – 100%		$13,046,913,357

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$12,667,868,636	96.8%
Canada	172,977,987	1.3
United Kingdom	83,398,277	0.6
Belgium	48,683,136	0.4
Ireland	26,517,800	0.2
Netherlands	24,573,270	0.2
France	20,183,035	0.2
Israel	12,992,013	0.1
Australia	9,822,559	0.1
Switzerland	8,323,958	0.1
Germany	6,943,174	0.0

Total	$13,082,283,845	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2017 is $677,778,747, which represents 5.2% of net assets.

*	Non-income producing security.

(a)

All or a portion of this position has not settled, or is not funded. Upon settlement or funding date, interest rates for unsettled or unfunded amounts will be determined. Interest and dividends will not be accrued until time of settlement or funding.

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of June 30, 2017.

¤	Issued by the same entity and traded on separate exchanges.

ºº	Rate shown is the 7-day yield as of June 30, 2017.

µ

This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended June 30, 2017. Unless otherwise indicated, all information in the table is for the period ended June 30, 2017.

Share			Share
Balance			Balance	Realized	Dividend	Value
at 9/30/16	Purchases	Sales	at 6/30/17	Gain/(Loss)	Income	at 6/30/17

Colony American Homes III
6,162,871	—	—	6,162,871	$—	$344,978	$6,277,809
Janus Cash Liquidity Fund LLC
39,813,742	2,977,398,161	(2,913,894,984)	103,316,919	—	405,689	103,316,919

Total				$—	$1,150,228	$109,594,728

§				Schedule of Restricted and Illiquid Securities (as of June 30, 2017)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes III	1/30/13	$7,735,272	$6,277,809	0.0%
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20	4/29/13	10,424,955	10,421,025	0.1
Total		$18,160,227	$16,698,834	0.1%

The Fund has registration rights for certain restricted securities held as of June 30, 2017. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$395,045,335	$-
Bank Loans and Mezzanine Loans	-	254,000,578	-
Corporate Bonds	-	2,142,861,707	-
Mortgage-Backed Securities	-	1,067,789,595	-
United States Treasury Notes/Bonds	-	768,894,975	-
Common Stocks
Real Estate Investment Trusts (REITs)	-	-	6,277,809
All Other	8,326,423,901	-	-
Preferred Stocks	-	17,673,026	-
Investment Companies	-	103,316,919	-
Total Assets	$8,326,423,901	$4,749,582,135	$6,277,809

Organization and Significant Accounting Policies

Janus Henderson Balanced Fund (formerly named Janus Balanced Fund) (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2017.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Loans

The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets. Below are descriptions of the types of loans held by the Fund as of June 30, 2017.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Sovereign Debt

The Fund may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued and Delayed Delivery Securities

The Fund may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Fund may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund may hold liquid assets as collateral with the Fund’s custodian sufficient to cover the purchase price.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2017 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 10,489,832,270	$2,668,412,309	$(75,960,734)	$ 2,592,451,575

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the 1940 Act) of the investment advisory agreement between the Fund and Janus Capital in effect on the date of the Merger. As a result, the consummation of the Merger may have caused the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory Agreement

At the Meeting, shareholders of the Fund approved the Post-Merger Advisory Agreement, which took effect upon the consummation of the Merger.

Election of Trustee

At the Meeting, shareholders of each series of the Trust, including the Fund, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace served as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Ms. Wallace joined the Trust’s Board of Trustees following consummation of the Merger.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Contrarian Fund

Schedule of Investments (unaudited)

June 30, 2017

Shares		Value
Common Stocks – 82.2%
Airlines – 6.7%
United Continental Holdings Inc*	.2,478,665	$186,519,541
Banks – 1.1%
BB&T Corp	670,748	30,458,667
Beverages – 1.1%
Coca-Cola Co	681,837	30,580,389
Biotechnology – 0.5%
HLS Therapeutics Inc*,£,§	1,935,741	13,356,613
Building Products – 1.2%
USG Corp*	1,171,610	34,000,122
Chemicals – 3.2%
Air Products & Chemicals Inc	418,718	59,901,797
Platform Specialty Products Corp*	2,227,770	28,248,124
		88,149,921
Containers & Packaging – 10.2%
Ball Corp	3,818,326	161,171,541
Crown Holdings Inc*	2,055,816	122,649,983
		283,821,524
Diversified Consumer Services – 1.6%
Adtalem Global Education Inc	1,151,369	43,694,454
Diversified Financial Services – 0.3%
TPG Pace Energy Holdings Corp*	845,153	8,823,397
Electronic Equipment, Instruments & Components – 12.0%
Knowles Corp*,£	10,558,744	178,653,949
Zebra Technologies Corp*	1,529,125	153,707,645
		332,361,594
Food Products – 1.6%
Hostess Brands Inc*	2,754,999	44,355,484
Health Care Equipment & Supplies – 2.3%
Abbott Laboratories	1,326,782	64,494,873
Health Care Providers & Services – 2.2%
Envision Healthcare Corp*	990,405	62,068,681
Hotels, Restaurants & Leisure – 2.9%
Wendy's Co	5,175,783	80,276,394
Independent Power and Renewable Electricity Producers – 1.4%
Calpine Corp*	2,876,545	38,919,654
Internet & Direct Marketing Retail – 2.0%
Lands' End Inc*,£	3,697,532	55,093,227
Leisure Products – 4.7%
Mattel Inc	6,121,434	131,794,474
Media – 3.6%
News Corp	7,233,803	99,103,101
Oil, Gas & Consumable Fuels – 8.2%
Anadarko Petroleum Corp	1,643,118	74,498,970
Enterprise Products Partners LP	5,659,739	153,265,732
		227,764,702
Personal Products – 2.9%
Edgewell Personal Care Co*	1,043,902	79,357,430
Pharmaceuticals – 0.6%
Indivior PLC*	4,155,687	16,921,898
Real Estate Investment Trusts (REITs) – 0%
Colony American Homes III§	1,377,158	1,402,842
Real Estate Management & Development – 7.2%
Howard Hughes Corp*	291,505	35,808,474
St Joe Co*,£	8,787,259	164,761,106
		200,569,580
Textiles, Apparel & Luxury Goods – 2.8%
Cie Financiere Richemont SA	524,728	43,243,806
Lululemon Athletica Inc*	568,621	33,929,615
		77,173,421
Trading Companies & Distributors – 1.9%
Veritiv Corp*	1,157,654	52,094,430
Total Common Stocks (cost $2,121,763,384)		2,283,156,413

Shares		Value
Investment Companies – 17.8%
Money Markets – 17.8%
Janus Cash Liquidity Fund LLC, 0.9803%ºº,£ (cost $496,130,947)	.496,130,947	$496,130,947
Total Investments (total cost $2,617,894,331) – 100.0%		2,779,287,360
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(763,324)
Net Assets – 100%		$2,778,524,036

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,719,121,656	97.8%
Switzerland	43,243,806	1.6
United Kingdom	16,921,898	0.6

Total	$2,779,287,360	100.0%

Schedule of Foreign Currency Contracts, Open

Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
HSBC Securities (USA), Inc.:
British Pound	7/13/17	3,933,000	$5,123,183	$(30,499)

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2017.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended June 30, 2017. Unless otherwise indicated, all information in the table is for the period ended June 30, 2017.

Share			Share
Balance			Balance	Realized	Dividend	Value
at 9/30/16	Purchases	Sales	at 6/30/17	Gain/(Loss)	Income	at 6/30/17

HLS Therapeutics Inc
1,935,741	—	—	1,935,741	$—	$—	$13,356,613
Janus Cash Collateral Fund LLC
88,819,420	548,326,364	(637,145,784)	—	—	2,370,161(1)	—
Janus Cash Liquidity Fund LLC
375,198,142	1,321,718,686	(1,200,785,881)	496,130,947	—	1,491,744	496,130,947
Knowles Corp
10,358,010	296,338	(95,604)	10,558,744	(1,294,573)	—	178,653,949
Lands' End Inc
3,697,532	—	—	3,697,532	—	—	55,093,227
Popeyes Louisiana Kitchen Inc

1,225,019	167,877	(1,392,896)(2)	—	35,915,576	—	—
St Joe Co
10,451,593	—	(1,664,334)(2)	8,787,259	(54,311,152)	—	164,761,106

Total				$(19,690,149)	$3,861,905	$907,995,842
(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
(2)	All or a portion is the result of a corporate action.

§				Schedule of Restricted and Illiquid Securities (as of June 30, 2017)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes III	1/30/13	$1,728,531	$1,402,842	0.0%
HLS Therapeutics Inc	7/2/15	17,597,650	13,356,613	0.5
Total		$19,326,181	$14,759,455	0.5%

The Fund has registration rights for certain restricted securities held as of June 30, 2017. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Biotechnology	$-	$-	$13,356,613
Real Estate Investment Trusts (REITs)	-	-	1,402,842
All Other	2,268,396,958	-	-
Investment Companies	-	496,130,947	-
Total Assets	$2,268,396,958	$496,130,947	$14,759,455
Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$-	$30,499	$-

(a)

Other financial instruments include forward currency, futures, written options, written swaptions, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson Contrarian Fund (formerly named Janus Contrarian Fund) (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.

Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2017.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended June 30, 2017 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period ended June 30, 2017, the average ending monthly currency value amounts on sold forward currency contracts is $8,371,775.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund sold futures on equity indices to decrease exposure to equity risk.

During the period ended June 30, 2017, the average ending monthly market value amounts on sold futures contracts is $118,469,368. There were no futures held at June 30, 2017.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Fund purchased call options on various equity securities for the purpose of increasing exposure to individual equity risk.

During the period, the Fund purchased put options on various ETFs for the purpose of decreasing exposure to individual equity risk.

During the period ended June 30, 2017, the average ending monthly market value amounts on purchased call and put options are $679,496 and $2,613,653, respectively. There were no purchased options held at June 30, 2017.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus

Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). There were no securities on loan as of June 30, 2017.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2017 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 2,641,110,762	$387,784,120	$(249,607,522)	$ 138,176,598

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the 1940 Act) of the investment advisory agreement between the Fund and Janus Capital in effect on the date of the Merger. As a result, the consummation of the Merger may have caused the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the

Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory Agreement

At the Meeting, shareholders of the Fund approved the Post-Merger Advisory Agreement, which took effect upon the consummation of the Merger.

Election of Trustee

At the Meeting, shareholders of each series of the Trust, including the Fund, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace served as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Ms. Wallace joined the Trust’s Board of Trustees following consummation of the Merger.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

June 30, 2017

Shares		Value
Common Stocks – 92.3%
Aerospace & Defense – 1.5%
HEICO Corp	.1,129,391	$70,078,712
Teledyne Technologies Inc*	1,116,692	142,545,734
		212,624,446
Air Freight & Logistics – 0.8%
Expeditors International of Washington Inc	1,976,829	111,651,302
Airlines – 1.7%
Ryanair Holdings PLC (ADR)*	2,294,237	246,882,844
Banks – 0.5%
SVB Financial Group*	425,309	74,765,069
Biotechnology – 2.8%
Alkermes PLC*	1,442,828	83,640,739
Celgene Corp*,†	1,412,500	183,441,375
Neurocrine Biosciences Inc*	1,747,187	80,370,602
TESARO Inc*,#	370,768	51,855,613
		399,308,329
Building Products – 1.0%
AO Smith Corp	2,430,905	136,932,879
Capital Markets – 4.5%
LPL Financial Holdings Inc	4,353,951	184,868,760
MSCI Inc	1,459,402	150,303,812
TD Ameritrade Holding Corp	6,997,121	300,806,232
		635,978,804
Commercial Services & Supplies – 1.8%
Edenred	4,222,090	110,077,330
Ritchie Bros Auctioneers Inc†	4,865,733	139,841,166
		249,918,496
Communications Equipment – 0.6%
Harris Corp	808,293	88,168,600
Containers & Packaging – 1.6%
Sealed Air Corp	5,138,771	230,011,390
Diversified Consumer Services – 1.4%
ServiceMaster Global Holdings Inc*	4,944,993	193,794,276
Electrical Equipment – 2.8%
AMETEK Inc†	1,325,081	80,260,156
Sensata Technologies Holding NV*	7,495,188	320,194,431
		400,454,587
Electronic Equipment, Instruments & Components – 6.3%
Amphenol Corp	1,334,772	98,532,869
Belden Inc	1,592,050	120,088,332
Flex Ltd*	10,807,913	176,277,061
National Instruments Corp	5,905,893	237,535,017
TE Connectivity Ltd	3,311,031	260,511,919
		892,945,198
Equity Real Estate Investment Trusts (REITs) – 4.0%
Crown Castle International Corp	2,656,463	266,124,463
Lamar Advertising Co	4,131,125	303,926,866
		570,051,329
Health Care Equipment & Supplies – 8.4%
Boston Scientific Corp*	9,086,678	251,882,714
Cooper Cos Inc	687,927	164,703,482
DexCom Inc*	1,368,863	100,132,329
ICU Medical Inc*	327,596	56,510,310
STERIS PLC	2,788,434	227,257,371
Teleflex Inc	802,930	166,816,737
Varian Medical Systems Inc*	2,204,849	227,518,368
		1,194,821,311
Health Care Providers & Services – 0.9%
Henry Schein Inc*,†	689,793	126,245,915
Health Care Technology – 1.7%
athenahealth Inc*	1,733,723	243,674,768
Hotels, Restaurants & Leisure – 2.6%
Dunkin' Brands Group Inc	3,553,585	195,873,605
Norwegian Cruise Line Holdings Ltd*	3,168,921	172,040,721
		367,914,326
Industrial Conglomerates – 1.2%
Carlisle Cos Inc	900,361	85,894,439
Roper Technologies Inc	344,960	79,868,589
		165,763,028

Shares		Value
Common Stocks – (continued)
Information Technology Services – 9.1%
Amdocs Ltd†	.3,751,945	$241,850,375
Broadridge Financial Solutions Inc	2,247,316	169,807,197
Euronet Worldwide Inc*	604,708	52,833,338
Fidelity National Information Services Inc	2,269,396	193,806,418
Gartner Inc*	1,168,741	144,351,201
Global Payments Inc	1,833,599	165,610,662
Jack Henry & Associates Inc	1,306,459	135,701,896
WEX Inc*	1,850,903	192,993,656
		1,296,954,743
Insurance – 1.9%
Aon PLC	2,057,153	273,498,491
Internet Software & Services – 2.9%
Cimpress NV*,#,£	2,256,039	213,263,367
CoStar Group Inc*	742,884	195,824,222
		409,087,589
Leisure Products – 0.4%
Polaris Industries Inc#	677,828	62,516,076
Life Sciences Tools & Services – 5.6%
PerkinElmer Inc	4,011,381	273,335,501
Quintiles IMS Holdings Inc*,†	2,963,652	265,246,854
Waters Corp*	1,390,498	255,629,152
		794,211,507
Machinery – 1.9%
Middleby Corp*	662,125	80,454,809
Rexnord Corp*,†	5,156,052	119,878,209
Wabtec Corp/DE	838,492	76,722,018
		277,055,036
Media – 1.1%
Omnicom Group Inc	1,867,816	154,841,946
Multiline Retail – 0.6%
Dollar General Corp	1,217,385	87,761,285
Oil, Gas & Consumable Fuels – 0.5%
World Fuel Services Corp	1,993,690	76,657,381
Professional Services – 2.4%
IHS Markit Ltd*	3,002,941	132,249,522
Verisk Analytics Inc*	2,516,642	212,329,086
		344,578,608
Road & Rail – 1.3%
Canadian Pacific Railway Ltd	467,277	75,142,814
Old Dominion Freight Line Inc†	1,118,379	106,514,416
		181,657,230
Semiconductor & Semiconductor Equipment – 6.0%
KLA-Tencor Corp	1,971,653	180,425,966
Lam Research Corp	1,350,216	190,961,049
Microchip Technology Inc	1,827,768	141,067,134
ON Semiconductor Corp*	11,590,204	162,726,464
Xilinx Inc	2,819,395	181,343,486
		856,524,099
Software – 9.1%
Atlassian Corp PLC*,£	5,128,645	180,425,731
Cadence Design Systems Inc*	4,361,151	146,054,947
Constellation Software Inc/Canada	498,709	260,935,657
Intuit Inc	954,670	126,789,723
Nice Ltd (ADR)	2,775,085	218,454,691
SS&C Technologies Holdings Inc	6,541,852	251,272,535
Ultimate Software Group Inc*	515,684	108,324,581
		1,292,257,865
Specialty Retail – 0.7%
Tractor Supply Co	566,872	30,730,131
Williams-Sonoma Inc	1,402,197	68,006,555
		98,736,686
Textiles, Apparel & Luxury Goods – 2.7%
Carter's Inc	1,128,476	100,377,940
Gildan Activewear Inc	6,524,025	200,483,288
Lululemon Athletica Inc*	1,283,948	76,613,177
		377,474,405
Total Common Stocks (cost $9,518,204,331)		13,125,719,844
Preferred Stocks – 0.3%
Electronic Equipment, Instruments & Components – 0.1%
Belden Inc, 6.7500%	124,900	12,955,877
Machinery – 0.2%
Rexnord Corp, 5.7500%	600,000	32,550,000
Total Preferred Stocks (cost $42,490,000)		45,505,877

Shares		Value
Investment Companies – 8.6%
Investments Purchased with Cash Collateral from Securities Lending – 1.2%
Janus Cash Collateral Fund LLC, 0.8560%ºº,£	.167,836,173	$167,836,173
Money Markets – 7.4%
Janus Cash Liquidity Fund LLC, 0.9803%ºº,£	1,057,923,984	1,057,923,984
Total Investment Companies (cost $1,225,760,157)		1,225,760,157
Total Investments (total cost $10,786,454,488) – 101.2%		14,396,985,878
Liabilities, net of Cash, Receivables and Other Assets – (1.2)%		(173,169,306)
Net Assets – 100%		$14,223,816,572

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$12,964,742,357	90.0%
Canada	676,402,925	4.7
Ireland	246,882,844	1.7
Israel	218,454,691	1.5
Australia	180,425,731	1.3
France	110,077,330	0.8

Total	$14,396,985,878	100.0%

Schedule of Foreign Currency Contracts, Open

Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America:
Euro	7/13/17	22,800,000	$26,050,975	$(430,387)
Barclays Capital, Inc.:
Canadian Dollar	7/20/17	10,417,000	8,036,971	(191,515)
Euro	7/20/17	64,310,000	73,512,995	(1,652,036)

			81,549,966	(1,843,551)
Citibank NA:
Canadian Dollar	7/20/17	25,015,000	19,299,686	(459,827)
Euro	7/20/17	72,598,000	82,987,038	(1,875,107)

			102,286,724	(2,334,934)
HSBC Securities (USA), Inc.:
Canadian Dollar	7/13/17	15,068,000	11,623,247	(454,568)
Euro	7/13/17	40,028,000	45,735,457	(798,823)

			57,358,704	(1,253,391)
JPMorgan Chase & Co.:
Euro	7/20/17	54,999,000	62,869,557	(1,486,437)
RBC Capital Markets Corp.:
Canadian Dollar	7/13/17	40,665,000	31,368,420	(1,231,107)
Euro	7/13/17	41,500,000	47,417,345	(820,439)

			78,785,765	(2,051,546)
Total			$408,901,691	$(9,400,246)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2017, is $300,154,050.

ºº	Rate shown is the 7-day yield as of June 30, 2017.

#	Loaned security; a portion of the security is on loan at June 30, 2017.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended June 30, 2017. Unless otherwise indicated, all information in the table is for the period ended June 30, 2017.

Share			Share
Balance			Balance	Realized	Dividend	Value
at 9/30/16	Purchases	Sales	at 6/30/17	Gain/(Loss)	Income	at 6/30/17

Atlassian Corp PLC
2,409,323	2,719,322	—	5,128,645	$—	$—	$180,425,731
Cimpress NV
1,347,855	908,184	—	2,256,039	—	—	213,263,367
Janus Cash Collateral Fund LLC
433,157,179	1,372,596,203	(1,637,917,209)	167,836,173	—	1,257,023(1)	167,836,173
Janus Cash Liquidity Fund LLC
638,312,949	2,121,559,035	(1,701,948,000)	1,057,923,984	—	4,224,161	1,057,923,984

Total				$—	$5,481,184	$1,619,449,255
(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$13,125,719,844	$-	$-
Preferred Stocks	-	45,505,877	-
Investment Companies	-	1,225,760,157	-
Total Assets	$13,125,719,844	$1,271,266,034	$-
Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$-	$9,400,246	$-

(a)

Other financial instruments include forward currency, futures, written options, written swaptions, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson Enterprise Fund (formerly named Janus Enterprise Fund) (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended June 30, 2017 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period ended June 30, 2017, the average ending monthly currency value amounts on sold forward currency contracts is $306,498,918.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2017 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 10,786,462,804	$3,671,354,356	$(60,831,282)	$ 3,610,523,074

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a

newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the 1940 Act) of the investment advisory agreement between the Fund and Janus Capital in effect on the date of the Merger. As a result, the consummation of the Merger may have caused the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory Agreement

At the Meeting, shareholders of the Fund approved the Post-Merger Advisory Agreement, which took effect upon the consummation of the Merger.

Election of Trustee

At the Meeting, shareholders of each series of the Trust, including the Fund, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace served as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Ms. Wallace joined the Trust’s Board of Trustees following consummation of the Merger.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Forty Fund

Schedule of Investments (unaudited)

June 30, 2017

Shares		Value
Common Stocks – 94.7%
Aerospace & Defense – 1.3%
General Dynamics Corp	.693,107	$137,304,497
Auto Components – 2.1%
Delphi Automotive PLC	2,665,062	233,592,684
Automobiles – 0.5%
Tesla Inc*	149,423	54,032,851
Biotechnology – 5.1%
Celgene Corp*	2,274,594	295,401,523
Regeneron Pharmaceuticals Inc*	531,474	261,028,140
		556,429,663
Capital Markets – 8.5%
Charles Schwab Corp	5,460,883	234,599,534
Goldman Sachs Group Inc	1,285,622	285,279,522
Intercontinental Exchange Inc	4,531,740	298,732,301
S&P Global Inc	792,656	115,719,849
		934,331,206
Chemicals – 1.8%
Sherwin-Williams Co	561,368	197,017,713
Construction Materials – 1.8%
Vulcan Materials Co	1,511,918	191,529,772
Equity Real Estate Investment Trusts (REITs) – 4.2%
American Tower Corp	3,449,669	456,460,202
Food & Staples Retailing – 1.1%
Costco Wholesale Corp	759,021	121,390,228
Health Care Equipment & Supplies – 4.5%
Boston Scientific Corp*	8,859,905	245,596,567
DexCom Inc*	1,191,799	87,180,097
Intuitive Surgical Inc*	176,074	164,694,337
		497,471,001
Health Care Providers & Services – 1.3%
Humana Inc	591,417	142,306,759
Hotels, Restaurants & Leisure – 2.6%
Starbucks Corp	4,916,121	286,659,015
Information Technology Services – 7.0%
Mastercard Inc	4,847,724	588,756,080
PayPal Holdings Inc*	3,293,302	176,751,518
		765,507,598
Internet & Direct Marketing Retail – 8.5%
Amazon.com Inc*	453,633	439,116,744
Ctrip.com International Ltd (ADR)*	2,689,078	144,833,741
Netflix Inc*	624,459	93,300,419
Priceline Group Inc*	133,732	250,148,381
		927,399,285
Internet Software & Services – 12.1%
Alphabet Inc - Class C*	700,327	636,408,155
CoStar Group Inc*	322,377	84,978,577
Facebook Inc	2,399,447	362,268,508
Tencent Holdings Ltd	6,736,700	240,916,928
		1,324,572,168
Media – 1.4%
Comcast Corp	3,996,674	155,550,552
Pharmaceuticals – 6.2%
Allergan PLC	1,775,808	431,681,167
Zoetis Inc	3,892,136	242,791,444
		674,472,611
Road & Rail – 2.4%
CSX Corp	4,861,705	265,254,625
Semiconductor & Semiconductor Equipment – 3.0%
ASML Holding NV	1,362,133	177,499,551
Texas Instruments Inc	1,891,404	145,505,710
		323,005,261
Software – 15.7%
Activision Blizzard Inc	7,263,615	418,166,316
Adobe Systems Inc*	2,120,433	299,914,043
Microsoft Corp	7,161,336	493,630,890
salesforce.com Inc*	4,943,003	428,064,060
Workday Inc*	850,017	82,451,649
		1,722,226,958

Shares		Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 1.4%
Apple Inc	.1,082,271	$155,868,669
Textiles, Apparel & Luxury Goods – 2.2%
NIKE Inc	4,134,020	243,907,180
Total Common Stocks (cost $7,831,488,658)		10,366,290,498
Investment Companies – 4.3%
Money Markets – 4.3%
Janus Cash Liquidity Fund LLC, 0.9803%ºº,£ (cost $468,481,851)	468,481,851	468,481,851
Total Investments (total cost $8,299,970,509) – 99.0%		10,834,772,349
Cash, Receivables and Other Assets, net of Liabilities – 1.0%		106,890,578
Net Assets – 100%		$10,941,662,927

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$10,271,522,129	94.8%
China	385,750,669	3.6
Netherlands	177,499,551	1.6

Total	$10,834,772,349	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2017.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended June 30, 2017. Unless otherwise indicated, all information in the table is for the period ended June 30, 2017.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 9/30/16	Purchases	Sales	at 6/30/17	Gain/(Loss)	Income	at 6/30/17

Janus Cash Collateral Fund LLC	—	101,917,050	(101,917,050)	—	$—	$8,178(1)	$—
Janus Cash Liquidity Fund LLC	87,455,824	1,877,033,421	(1,496,007,394)	468,481,851	—	758,087	468,481,851

Total					$—	$766,265	$468,481,851
(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets

Investments in Securities:
Common Stocks	$10,366,290,498	$-	$-
Investment Companies	-	468,481,851	-
Total Assets	$10,366,290,498	$468,481,851	$-

Organization and Significant Accounting Policies

Janus Henderson Forty Fund (formerly named Janus Forty Fund) (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). There were no securities on loan as of June 30, 2017.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2017 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 8,306,099,120	$2,543,949,777	$(15,276,548)	$ 2,528,673,229

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the 1940 Act) of the investment advisory agreement between the Fund and Janus Capital in effect on the date of the Merger. As a result, the consummation of the Merger may have caused the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory Agreement

At the Meeting, shareholders of the Fund approved the Post-Merger Advisory Agreement, which took effect upon consummation of the Merger.

Election of Trustee

At the Meeting, shareholders of each series of the Trust, including the Fund, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace served as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Ms. Wallace joined the Trust’s Board of Trustees following consummation of the Merger.

Approval of Manager-of-Managers Structure

At the Meeting, shareholders of the Fund also approved a manager-of-managers structure for the Fund. The Trust and Janus Capital have received an exemptive order from the Securities and Exchange Commission that permits Janus Capital, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of a Fund’s assets and enter into, amend, or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the 1940 Act) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”). To the extent that the Fund’s assets are allocated to one or more subadvisers, Janus Capital, subject to oversight and supervision by the Trustees, would have the responsibility to oversee such subadviser(s) and to recommend for approval by the Trustees, the hiring, termination, and replacement of a subadviser for the Fund. In the event that Janus Capital hires a subadviser pursuant to the manager-of-managers structure, the Fund would provide shareholders with information about the subadviser and sub-advisory agreement within 90 days.

Fund Acquisition

The Board of Trustees of Janus Investment Fund approved an Agreement and Plan of Reorganization that provided for the merger of Janus Twenty Fund (“Target Fund”) with and into Janus Henderson Forty Fund (formerly named Janus Forty Fund “Acquiring Fund”) (the “Merger”), effective at the close of business on April 29, 2017. The Merger was based in part on Janus Capital’s belief that the shareholders of Janus Twenty Fund may benefit from being of one combined concentrated large cap growth fund with the ability to focus on more companies, additional distribution capabilities available through additional share classes not previously offered by Janus Twenty Fund. Further, the Merger was based in part on Janus Capital’s belief that the combined fund may benefit from the absence of a substantially similar fund being marketed by the same fund complex.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Life Sciences Fund

Schedule of Investments (unaudited)

June 30, 2017

Shares or Principal Amounts		Value
Corporate Bonds – 0.6%
Consumer Non-Cyclical – 0.6%
PTC Therapeutics Inc, 3.0000%, 8/15/22# (cost $26,879,000)	$26,879,000	$20,797,626
Common Stocks – 96.4%
Biotechnology – 32.8%
AbbVie Inc	.465,030	33,719,325
ACADIA Pharmaceuticals Inc*	615,696	17,171,761
ACERTA PHARMA B.V. PP*,§	143,797,410	17,110,454
Achillion Pharmaceuticals Inc*	2,184,786	10,028,168
Agios Pharmaceuticals Inc*	216,864	11,157,653
Alder Biopharmaceuticals Inc*	1,584,760	18,145,502
Alexion Pharmaceuticals Inc*	528,380	64,287,995
Alkermes PLC*	300,031	17,392,797
Alnylam Pharmaceuticals Inc*	321,485	25,641,644
Amgen Inc	419,480	72,247,040
Amicus Therapeutics Inc*,#	2,115,925	21,307,365
Ascendis Pharma A/S (ADR)*,#	554,865	15,403,052
Avexis Inc*	294,031	24,157,587
Axovant Sciences Ltd*,#	515,860	11,962,793
Biogen Inc*	271,846	73,768,131
Biohaven Pharmaceutical Holding Co Ltd*	332,767	8,319,175
Bioverativ Inc*	339,487	20,426,933
Celgene Corp*	805,167	104,567,038
Clovis Oncology Inc*	103,845	9,723,007
Cytokinetics Inc*	782,930	9,473,453
DBV Technologies SA (ADR)*	779,432	27,833,517
Eagle Pharmaceuticals Inc/DE*	137,850	10,874,987
Edge Therapeutics Inc*,£	1,163,431	11,936,802
Exelixis Inc*	637,802	15,709,063
FibroGen Inc*	684,057	22,095,041
Gilead Sciences Inc	692,623	49,023,856
Global Blood Therapeutics Inc*	538,921	14,739,489
Heron Therapeutics Inc*,#	1,583,762	21,935,104
Incyte Corp*	171,021	21,533,254
Insmed Inc*	813,459	13,958,956
Ironwood Pharmaceuticals Inc*	1,509,233	28,494,319
La Jolla Pharmaceutical Co*,#	466,965	13,901,548
Neurocrine Biosciences Inc*	906,095	41,680,370
ProQR Therapeutics NV*	248,575	1,292,590
Puma Biotechnology Inc*	374,156	32,701,234
Regeneron Pharmaceuticals Inc*	191,201	93,906,459
RPI INTERNATIONAL HOLDINGS, LP§	127,226	17,497,392
Shire PLC (ADR)	630,763	104,246,201
Spark Therapeutics Inc*	282,366	16,868,545
TESARO Inc*	117,138	16,382,921
Vertex Pharmaceuticals Inc*	188,703	24,318,156
		1,186,940,677
Health Care Equipment & Supplies – 16.2%
Abbott Laboratories	838,602	40,764,443
Baxter International Inc	926,687	56,101,631
Boston Scientific Corp*	2,784,786	77,194,268
Cooper Cos Inc	155,650	37,265,723
DexCom Inc*	639,676	46,792,299
Glaukos Corp*	873,793	36,236,196
ICU Medical Inc*	228,564	39,427,290
Integra LifeSciences Holdings Corp*	373,764	20,373,876
Medtronic PLC	744,870	66,107,213
Nevro Corp*	435,293	32,398,858
STERIS PLC	659,132	53,719,258
Teleflex Inc	143,006	29,710,927
Varian Medical Systems Inc*	280,518	28,946,652
Wright Medical Group NV*	813,379	22,359,789
		587,398,423
Health Care Providers & Services – 15.2%
Acadia Healthcare Co Inc*,#	747,004	36,887,058
Aetna Inc	714,456	108,475,854
AmerisourceBergen Corp	452,684	42,792,219
Anthem Inc	425,318	80,015,075
DaVita Inc*	572,218	37,056,838
Diplomat Pharmacy Inc*	934,688	13,833,382

Shares or Principal Amounts		Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
Envision Healthcare Corp*	.792,385	$49,658,768
Henry Schein Inc*	105,070	19,229,911
Humana Inc	295,055	70,996,134
Teladoc Inc*,#	825,883	28,658,140
Universal Health Services Inc	505,505	61,712,050
		549,315,429
Health Care Technology – 1.9%
athenahealth Inc*	497,684	69,949,486
Life Sciences Tools & Services – 3.5%
BRIDGEBIO LLC (144A)*	2,561,325	2,473,215
Quintiles IMS Holdings Inc*	524,672	46,958,144
SOLID BIOSCIENCES COMMON*,§	20,266	177,328
SOLID BIOSCIENCES JR PREFERRED UNITS*,£,§	736,751	7,367,510
Thermo Fisher Scientific Inc	393,566	68,665,460
		125,641,657
Pharmaceuticals – 26.0%
Allergan PLC	356,883	86,754,688
AstraZeneca PLC*	1,455,610	97,333,837
Avadel Pharmaceuticals PLC (ADR)*	1,185,041	13,071,002
Bayer AG	257,342	33,267,609
Eli Lilly & Co	1,560,425	128,422,978
GW Pharmaceuticals PLC (ADR)*,#	262,794	26,345,099
Indivior PLC*	5,450,635	22,194,908
Ipsen SA	183,012	25,048,521
Jazz Pharmaceuticals PLC*	312,453	48,586,442
Mallinckrodt PLC*	533,310	23,897,621
Nektar Therapeutics*	969,594	18,955,563
Nippon Shinyaku Co Ltd	183,300	11,719,073
Novartis AG (ADR)	881,858	73,608,687
Novo Nordisk A/S	1,021,665	43,758,961
Pfizer Inc	1,880,294	63,159,075
Richter Gedeon Nyrt	429,817	11,239,896
Roche Holding AG	249,892	63,659,114
Sanofi	1,086,938	103,969,494
SOLID BIOSCIENCES SR PREFERRED UNITS*,§	88,665	886,650
Takeda Pharmaceutical Co Ltd	888,100	45,084,145
		940,963,363
Professional Services – 0.8%
Advisory Board Co*	576,908	29,710,762
Total Common Stocks (cost $2,710,870,681)		3,489,919,797
Rights – 0%
Biotechnology – 0%
DYAX Corp* (cost $1,805,712)	1,626,768	1,805,712
Investment Companies – 4.7%
Investments Purchased with Cash Collateral from Securities Lending – 1.7%
Janus Cash Collateral Fund LLC, 0.8560%ºº,£	60,753,146	60,753,146
Money Markets – 3.0%
Janus Cash Liquidity Fund LLC, 0.9803%ºº,£	108,687,337	108,687,337
Total Investment Companies (cost $169,440,483)		169,440,483
Total Investments (total cost $2,908,995,876) – 101.7%		3,681,963,618
Liabilities, net of Cash, Receivables and Other Assets – (1.7)%		(60,610,706)
Net Assets – 100%		$3,621,352,912

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,967,639,739	80.6%
United Kingdom	250,120,045	6.8
France	156,851,532	4.3
Switzerland	137,267,801	3.7
Denmark	59,162,013	1.6
Japan	56,803,218	1.6
Germany	33,267,609	0.9
Hungary	11,239,896	0.3
Canada	8,319,175	0.2
Netherlands	1,292,590	0.0

Total	$3,681,963,618	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2017 is $2,473,215, which represents 0.1% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2017.

#	Loaned security; a portion of the security is on loan at June 30, 2017.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended June 30, 2017. Unless otherwise indicated, all information in the table is for the period ended June 30, 2017.

Share			Share
Balance			Balance	Realized	Dividend	Value
at 9/30/16	Purchases	Sales	at 6/30/17	Gain/(Loss)	Income	at 6/30/17

Edge Therapeutics Inc(1)
1,557,244	—	(393,813)	1,163,431	$1,837,459	$—	$ N/A
Janus Cash Collateral Fund LLC
276,859,906	610,296,570	(826,403,330)	60,753,146	—	703,449(2)	60,753,146
Janus Cash Liquidity Fund LLC
43,187,889	606,204,595	(540,705,147)	108,687,337	—	214,245	108,687,337
OvaScience Inc
1,768,128	184,533	(1,952,661)	—	(21,905,390)	—	—
SOLID BIOSCIENCES COMMON
—	20,266	—	20,266	—	—	177,328
SOLID BIOSCIENCES JR PREFERRED UNITS
—	736,751(3)	—	736,751	—	—	7,367,510
SOLID BIOSCIENCES SR PREFERRED UNITS
—	88,665	—	88,665	—	—	886,650

Total				$(20,067,931)	$917,694	$177,871,971
(1)	Company was no longer an affiliate as of June 30, 2017
(2)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
(3)	All or a portion is the result of a corporate action.

§				Schedule of Restricted and Illiquid Securities (as of June 30, 2017)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
ACERTA PHARMA B.V. PP	5/11/15	$8,272,388	$17,110,454	0.5%
RPI INTERNATIONAL HOLDINGS, LP	5/21/15	14,999,945	17,497,392	0.5
SOLID BIOSCIENCES COMMON	3/29/17	177,328	177,328	0.0
SOLID BIOSCIENCES JR PREFERRED UNITS	11/2/15	7,093,170	7,367,510	0.2
SOLID BIOSCIENCES SR PREFERRED UNITS	3/29/17	886,650	886,650	0.0
Total		$31,429,481	$43,039,334	1.2%

The Fund has registration rights for certain restricted securities held as of June 30, 2017. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Corporate Bonds	$-	$20,797,626	$-
Common Stocks	-	-	-
Biotechnology	1,152,332,831	-	34,607,846
Life Sciences Tools & Services	115,623,604	-	10,018,053
Pharmaceuticals	940,076,713	-	886,650
All Other	1,236,374,100	-	-
Rights	-	-	1,805,712
Investment Companies	-	169,440,483	-
Total Assets	$3,444,407,248	$190,238,109	$47,318,261

Organization and Significant Accounting Policies

Janus Henderson Global Life Sciences Fund (formerly named Janus Global Life Sciences Fund) (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the FASB Guidance. These are categorized as Level 3 in the hierarchy.

Assets categorized as Level 3 in the hierarchy have been fair valued as follows: 1) based on recent transactions; 2) at cost; 3) based on financial information.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2017 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 2,965,781,994	$827,540,784	$(111,359,160)	$ 716,181,624

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the 1940 Act) of the investment advisory agreement between the Fund and Janus Capital in effect on the date of the Merger. As a result, the consummation of the Merger may have caused the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory Agreement

At the Meeting, shareholders of the Fund approved the Post-Merger Advisory Agreement, which took effect upon the consummation of the Merger.

Election of Trustee

At the Meeting, shareholders of each series of the Trust, including the Fund, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace served as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Ms. Wallace joined the Trust’s Board of Trustees following consummation of the Merger.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Real Estate Fund

Schedule of Investments (unaudited)

June 30, 2017

Shares		Value
Common Stocks – 95.9%
Capital Markets – 1.4%
Brookfield Asset Management Inc	.77,275	$3,029,953
Equity Real Estate Investment Trusts (REITs) – 58.3%
AIMS AMP Capital Industrial REIT	2,038,061	2,191,463
Alexandria Real Estate Equities Inc	41,727	5,026,852
American Tower Corp	29,516	3,905,557
Boston Properties Inc	25,149	3,093,830
Colony NorthStar Inc	187,853	2,646,849
Colony Starwood Homes	79,306	2,720,989
Cousins Properties Inc	410,836	3,611,248
DCT Industrial Trust Inc	55,862	2,985,265
Equinix Inc	6,517	2,796,836
Equity LifeStyle Properties Inc	31,371	2,708,572
Equity Residential	112,438	7,401,794
Federal Realty Investment Trust	24,334	3,075,574
GGP Inc	149,421	3,520,359
Goodman Group	670,155	4,052,620
Gramercy Property Trust	104,269	3,097,832
Great Portland Estates PLC	147,982	1,150,434
Green REIT plc	1,159,734	1,884,637
Healthcare Realty Trust Inc	117,716	4,020,001
Hudson Pacific Properties Inc	108,184	3,698,811
ICADE	35,000	2,937,784
Invincible Investment Corp	5,586	2,399,109
Kenedix Retail REIT Corp	1,205	2,543,722
Land Securities Group PLC	136,696	1,803,199
LTC Properties Inc	49,272	2,532,088
Mapletree Greater China Commercial Trust	2,852,900	2,238,544
MGM Growth Properties LLC	185,447	5,413,198
Mid-America Apartment Communities Inc	32,828	3,459,415
Mirvac Group	1,895,614	3,102,526
Nomura Real Estate Master Fund Inc	1,400	1,913,391
Pebblebrook Hotel Trust	85,683	2,762,420
Physicians Realty Trust	255,938	5,154,591
Prologis Property Mexico SA de CV	507,536	967,462
Public Storage	6,816	1,421,340
Ramco-Gershenson Properties Trust	169,835	2,190,872
Safestore Holdings PLC	305,000	1,673,681
Segro PLC	500,000	3,185,186
Simon Property Group Inc	56,520	9,142,675
Terreno Realty Corp	93,826	3,158,183
Unibail-Rodamco SE	5,953	1,500,045
		123,088,954
Household Durables – 2.1%
New Home Co Inc*	386,919	4,437,961
Information Technology Services – 1.4%
InterXion Holding NV*	64,820	2,967,460
Internet Software & Services – 1.3%
NEXTDC Ltd*	771,813	2,674,696
Real Estate Investment Trusts (REITs) – 0.1%
Colony American Homes III§	130,827	133,267
Real Estate Management & Development – 31.3%
ADO Properties SA	105,900	4,478,915
Aroundtown Property Holdings PLC	1,940,000	10,458,009
Atrium European Real Estate Ltd	304,720	1,360,289
Ayala Land Inc	2,672,200	2,105,450
CapitaLand Ltd	1,718,600	4,370,169
Castellum AB	175,000	2,570,596
CBRE Group Inc*	50,289	1,830,520
China Resources Land Ltd	2,164,000	6,305,846
Cyrela Commercial Properties SA Empreendimentos e Participacoes*	129,208	390,085
Daiwa House Industry Co Ltd	91,800	3,132,922
Global Logistic Properties Ltd	1,010,630	2,099,972
Hang Lung Properties Ltd	1,903,000	4,753,113
Helical PLC	400,000	1,566,549
Inmobiliaria Colonial SA	3,300	28,747
Mitsubishi Estate Co Ltd	161,500	3,006,404
Mitsui Fudosan Co Ltd	128,700	3,067,583
Phoenix Mills Ltd	308,158	2,145,853
Prestige Estates Projects Ltd*	500,568	1,959,906

Shares		Value
Common Stocks – (continued)
Real Estate Management & Development – (continued)
St Joe Co*	.88,440	$1,658,250
Sun Hung Kai Properties Ltd	417,750	6,137,402
Tricon Capital Group Inc	304,653	2,730,270
		66,156,850
Total Common Stocks (cost $186,598,612)		202,489,141
Investment Companies – 4.7%
Money Markets – 4.7%
Fidelity Investments Money Market Treasury Portfolio, 0.8327%ºº (cost $9,936,403)	9,936,403	9,936,403
Total Investments (total cost $196,535,015) – 100.6%		212,425,544
Liabilities, net of Cash, Receivables and Other Assets – (0.6)%		(1,251,062)
Net Assets – 100%		$211,174,482

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$107,541,552	50.6%
Japan	16,063,131	7.6
Germany	14,936,924	7.0
Singapore	10,900,148	5.1
Hong Kong	10,890,515	5.1
Australia	9,829,842	4.6
United Kingdom	9,379,049	4.4
China	6,305,846	3.0
Canada	5,760,223	2.7
France	4,437,829	2.1
India	4,105,759	1.9
Netherlands	2,967,460	1.4
Sweden	2,570,596	1.2
Philippines	2,105,450	1.0
Ireland	1,884,637	0.9
Austria	1,360,289	0.7
Mexico	967,462	0.5
Brazil	390,085	0.2
Spain	28,747	0.0

Total	$212,425,544	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2017.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 9/30/16	Purchases	Sales	at 6/30/17	Gain/(Loss)	Income	at 6/30/17

Janus Cash Collateral Fund LLC	13,569,534	39,409,524	(52,979,058)	—	$—	$141,518(1)	$—
Janus Cash Liquidity Fund LLC	8,884,611	47,156,226	(56,040,837)	—	—	15,608	—

Total					$—	$172,649	$—
(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of June 30, 2017)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes III	1/30/13	$164,224	$133,267	0.1%

The Fund has registration rights for certain restricted securities held as of June 30, 2017. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Real Estate Investment Trusts (REITs)	$-	$-	$133,267
All Other	202,355,874	-	-
Investment Companies	9,936,403	-	-
Total Assets	$212,292,277	$-	$133,267

Organization and Significant Accounting Policies

Janus Henderson Global Real Estate Fund (formerly named Janus Global Real Estate Fund) (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through a combination of capital appreciation and current income. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2017.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended June 30, 2017 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Fund purchased call options on various equity securities and ETFs for the purpose of increasing exposure to individual equity risk.

During the period ended June 30, 2017, the average ending monthly market value amounts on purchased call options is $84,317. There were no purchased options held at June 30, 2017.

In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

During the period, the Fund wrote put options on various equity securities for the purpose of increasing exposure to individual equity risk and/or generating income.

During the period, the Fund wrote call options on various equity securities for the purpose of decreasing exposure to individual equity risk and/or generating income.

During the period ended June 30, 2017, the average ending monthly market value amounts on written call and put options are $13,880 and $42,430, respectively. There were no written options held at June 30, 2017.

Written option activity for the period ended June 30, 2017 is indicated in the table below:

	Number of	Premiums
	Contracts	Received
Options outstanding at September 30, 2016	763	$ 87,576
Options written	9,002	486,822
Options closed	(661)	(52,880)
Options expired	(8,993)	(479,338)
Options exercised	(111)	(42,180)
Options outstanding at June 30, 2017	-	$ -

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S.

Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). There were no securities on loan as of June 30, 2017.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2017 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 204,446,406	$13,498,527	$ (5,519,389)	$ 7,979,138

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the 1940 Act) of the investment advisory agreement between the Fund and Janus Capital in effect on the date of the Merger. As a result, the consummation of the Merger may have caused the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”). Also on December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment sub-advisory agreement between Janus Capital and Henderson Investment Management Limited (“HIML”) (the “Post-Merger Sub-Advisory Agreement”) on behalf of the Fund. At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement and Post-Merger Sub-Advisory Agreement, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory and Sub-Advisory Agreements

At the Meeting, shareholders of the Fund approved the Post-Merger Advisory Agreement and Post-Merger Sub-Advisory Agreement. The Post-Merger Advisory Agreement took effect upon the consummation of the Merger. The Post-Merger Sub-Advisory Agreement took effect on June 5, 2017.

Election of Trustee

At the Meeting, shareholders of each series of the Trust, including the Fund, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace served as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Ms. Wallace will joined the Trust’s Board of Trustees following consummation of the Merger.

Approval of Manager-of-Managers Structure

At the Meeting, shareholders of the Fund also approved a manager-of-managers structure for the Fund. The Trust and Janus Capital have received an exemptive order from the Securities and Exchange Commission that permits Janus Capital, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of a Fund’s assets and enter into, amend, or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the 1940 Act) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”). To the extent that the Fund’s assets are allocated to one or more subadvisers, Janus Capital, subject to oversight and supervision by the Trustees, would have the responsibility to oversee such subadviser(s) and to recommend for approval by the Trustees, the hiring, termination, and replacement of a subadviser for the Fund. In the event that Janus Capital hires a subadviser pursuant to the manager-of-managers structure, the Fund would provide shareholders with information about the subadviser and sub-advisory agreement within 90 days.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Research Fund

Schedule of Investments (unaudited)

June 30, 2017

Shares		Value
Common Stocks – 99.3%
Aerospace & Defense – 2.8%
General Dynamics Corp	.153,634	$30,434,895
Safran SA	477,772	43,780,035
		74,214,930
Airlines – 2.0%
Ryanair Holdings PLC (ADR)*	225,812	24,299,629
United Continental Holdings Inc*	399,243	30,043,036
		54,342,665
Banks – 7.9%
BNP Paribas SA	486,588	35,041,271
HDFC Bank Ltd	817,145	21,029,820
ING Groep NV	1,590,732	27,430,799
JPMorgan Chase & Co	454,339	41,526,585
Mitsubishi UFJ Financial Group Inc	4,352,500	29,212,760
UniCredit SpA*	1,208,846	22,571,126
Wells Fargo & Co	613,549	33,996,750
		210,809,111
Beverages – 2.7%
Coca-Cola Co	930,337	41,725,614
Pernod Ricard SA	214,242	28,686,790
		70,412,404
Biotechnology – 4.1%
Amgen Inc	151,993	26,177,754
Biogen Inc*	76,613	20,789,704
Celgene Corp*	215,430	27,977,894
Shire PLC	601,958	33,220,450
		108,165,802
Building Products – 1.4%
Assa Abloy AB	925,308	20,338,492
Geberit AG	36,859	17,195,227
		37,533,719
Capital Markets – 4.3%
Blackstone Group LP	625,553	20,862,193
Intercontinental Exchange Inc	374,179	24,665,880
London Stock Exchange Group PLC	533,824	25,345,048
TD Ameritrade Holding Corp	633,778	27,246,116
UBS Group AG*	907,062	15,366,876
		113,486,113
Chemicals – 1.1%
Air Products & Chemicals Inc	206,045	29,476,798
Communications Equipment – 0.5%
CommScope Holding Co Inc*	315,917	12,014,324
Construction Materials – 0.8%
Vulcan Materials Co	173,683	22,002,162
Consumer Finance – 1.0%
Synchrony Financial	908,549	27,092,931
Containers & Packaging – 0.8%
Sealed Air Corp	471,082	21,085,630
Electric Utilities – 0.7%
Brookfield Infrastructure Partners LP	477,118	19,518,897
Electrical Equipment – 1.8%
AMETEK Inc	417,474	25,286,400
Sensata Technologies Holding NV*	531,519	22,706,492
		47,992,892
Electronic Equipment, Instruments & Components – 2.4%
Amphenol Corp	230,979	17,050,870
Flex Ltd*	1,111,975	18,136,312
Keyence Corp	63,500	27,859,595
		63,046,777
Energy Equipment & Services – 0.7%
Halliburton Co	437,252	18,675,033
Equity Real Estate Investment Trusts (REITs) – 1.8%
American Tower Corp	204,582	27,070,290
Colony Starwood Homes	608,752	20,886,281
		47,956,571
Food & Staples Retailing – 0.8%
Costco Wholesale Corp	138,106	22,087,293
Food Products – 0.8%
Hershey Co	208,932	22,433,029

Shares		Value
Common Stocks – (continued)
Health Care Equipment & Supplies – 1.3%
Boston Scientific Corp*	.1,266,643	$35,111,344
Health Care Providers & Services – 2.2%
Aetna Inc	258,944	39,315,468
Universal Health Services Inc	149,467	18,246,931
		57,562,399
Hotels, Restaurants & Leisure – 2.9%
McDonald's Corp	176,963	27,103,653
Merlin Entertainments PLC	2,274,824	14,233,757
Norwegian Cruise Line Holdings Ltd*	261,168	14,178,811
Starbucks Corp	363,548	21,198,484
		76,714,705
Household Durables – 1.7%
Sony Corp	710,300	27,070,477
Techtronic Industries Co Ltd	4,094,000	18,825,520
		45,895,997
Independent Power and Renewable Electricity Producers – 0.8%
NRG Energy Inc	1,181,232	20,340,815
Industrial Conglomerates – 1.9%
Seibu Holdings Inc	896,800	16,562,810
Siemens AG	255,670	35,139,077
		51,701,887
Information Technology Services – 4.0%
Amdocs Ltd	328,604	21,181,814
Mastercard Inc	292,556	35,530,926
Visa Inc	352,728	33,078,832
Worldpay Group PLC	4,005,600	16,420,284
		106,211,856
Insurance – 3.2%
AIA Group Ltd	5,251,100	38,371,664
Progressive Corp	632,759	27,898,344
Prudential PLC	823,124	18,875,697
		85,145,705
Internet & Direct Marketing Retail – 2.6%
Amazon.com Inc*	33,984	32,896,512
Ctrip.com International Ltd (ADR)*	294,699	15,872,488
Priceline Group Inc*	11,568	21,638,175
		70,407,175
Internet Software & Services – 3.5%
Alibaba Group Holding Ltd (ADR)*	178,693	25,177,844
Alphabet Inc - Class C*	75,416	68,532,782
		93,710,626
Leisure Products – 0.6%
Polaris Industries Inc	171,244	15,793,834
Life Sciences Tools & Services – 0.9%
Thermo Fisher Scientific Inc	131,109	22,874,587
Machinery – 2.0%
FANUC Corp	65,600	12,631,762
Illinois Tool Works Inc	188,985	27,072,101
IMI PLC	888,085	13,819,770
		53,523,633
Media – 1.8%
Liberty Global PLC*	518,121	16,155,013
Walt Disney Co	300,027	31,877,869
		48,032,882
Metals & Mining – 0.8%
Rio Tinto PLC	476,265	20,106,665
Multi-Utilities – 0.8%
National Grid PLC	1,740,813	21,576,261
Oil, Gas & Consumable Fuels – 6.3%
Anadarko Petroleum Corp	434,300	19,691,162
Antero Resources Corp*	862,478	18,638,150
Canadian Natural Resources Ltd	719,884	20,775,921
Enterprise Products Partners LP	1,394,924	37,774,542
Suncor Energy Inc	949,699	27,752,657
TOTAL SA	873,383	43,172,445
		167,804,877
Personal Products – 3.0%
Estee Lauder Cos Inc	397,326	38,135,350
Unilever NV	736,522	40,642,193
		78,777,543
Pharmaceuticals – 4.4%
Allergan PLC	103,744	25,219,129
AstraZeneca PLC*	161,551	10,802,604

Shares		Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
Eli Lilly & Co	.366,611	$30,172,085
Jazz Pharmaceuticals PLC*	123,303	19,173,617
Sanofi	325,554	31,140,400
		116,507,835
Professional Services – 0.8%
Verisk Analytics Inc*	241,038	20,336,376
Road & Rail – 1.4%
Canadian Pacific Railway Ltd	232,608	37,431,482
Semiconductor & Semiconductor Equipment – 2.5%
ASML Holding NV	118,255	15,408,829
Intel Corp	599,866	20,239,479
Taiwan Semiconductor Manufacturing Co Ltd	4,366,000	29,928,689
		65,576,997
Software – 5.1%
Activision Blizzard Inc	424,818	24,456,772
Adobe Systems Inc*	175,291	24,793,159
Constellation Software Inc/Canada	23,923	12,517,046
salesforce.com Inc*	320,019	27,713,645
SS&C Technologies Holdings Inc	578,352	22,214,500
Ultimate Software Group Inc*	117,003	24,577,650
		136,272,772
Specialty Retail – 0.9%
Lowe's Cos Inc	318,048	24,658,261
Technology Hardware, Storage & Peripherals – 1.2%
Samsung Electronics Co Ltd	15,903	33,046,098
Textiles, Apparel & Luxury Goods – 1.6%
Cie Financiere Richemont SA	211,039	17,392,115
NIKE Inc	415,823	24,533,557
		41,925,672
Tobacco – 1.9%
British American Tobacco PLC	727,546	49,587,538
Wireless Telecommunication Services – 0.8%
T-Mobile US Inc*	329,955	20,001,872
Total Common Stocks (cost $2,176,301,698)		2,638,984,775
Investment Companies – 1.0%
Money Markets – 1.0%
Janus Cash Liquidity Fund LLC, 0.9803%ºº,£ (cost $26,448,865)	26,448,865	26,448,865
Total Investments (total cost $2,202,750,563) – 100.3%		2,665,433,640
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(7,371,111)
Net Assets – 100%		$2,658,062,529

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,610,254,732	60.4%
United Kingdom	223,988,074	8.4
France	181,820,941	6.8
Canada	117,996,003	4.4
Japan	113,337,404	4.3
Netherlands	83,481,821	3.1
Hong Kong	57,197,184	2.2
Switzerland	49,954,218	1.9
China	41,050,332	1.5
Germany	35,139,077	1.3
South Korea	33,046,098	1.2
Taiwan	29,928,689	1.1
Ireland	24,299,629	0.9
Italy	22,571,126	0.9
India	21,029,820	0.8
Sweden	20,338,492	0.8

Total	$2,665,433,640	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2017.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended June 30, 2017. Unless otherwise indicated, all information in the table is for the period ended June 30, 2017.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 9/30/16	Purchases	Sales	at 6/30/17	Gain/(Loss)	Income	at 6/30/17

Janus Cash Collateral Fund LLC	—	75,727,770	(75,727,770)	—	$—	$23,580(1)	$—
Janus Cash Liquidity Fund LLC	32,596,000	227,534,074	(233,681,209)	26,448,865	—	50,186	26,448,865

Total					$—	$73,766	$26,448,865
(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$2,638,984,775	$-	$-
Investment Companies	-	26,448,865	-
Total Assets	$2,638,984,775	$26,448,865	$-

Organization and Significant Accounting Policies

Janus Henderson Global Research Fund (formerly named Janus Global Research Fund) (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). There were no securities on loan as of June 30, 2017.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2017 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 2,196,460,484	$514,467,040	$(45,493,884)	$ 468,973,156

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the 1940 Act) of the investment advisory agreement between the Fund and Janus Capital in effect on the date of the Merger. As a result, the consummation of the Merger may have caused the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory Agreement

At the Meeting, shareholders of the Fund approved the Post-Merger Advisory Agreement, which took effect upon the consummation of the Merger.

Election of Trustee

At the Meeting, shareholders of each series of the Trust, including the Fund, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace served as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Ms. Wallace joined the Trust’s Board of Trustees following consummation of the Merger.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Select Fund

Schedule of Investments (unaudited)

June 30, 2017

Shares		Value
Common Stocks – 98.1%
Aerospace & Defense – 2.2%
General Dynamics Corp	.220,294	$43,640,241
Airlines – 1.4%
United Continental Holdings Inc*	389,697	29,324,699
Automobiles – 1.6%
Chongqing Changan Automobile Co Ltd	4,899,880	10,422,047
Maruti Suzuki India Ltd	193,799	21,642,637
		32,064,684
Banks – 10.7%
BNP Paribas SA	711,512	51,239,005
Citigroup Inc	1,226,776	82,046,779
ING Groep NV	1,748,353	30,148,837
Mitsubishi UFJ Financial Group Inc	5,614,000	37,679,595
Permanent TSB Group Holdings PLC*	5,373,169	16,874,374
		217,988,590
Beverages – 3.5%
Coca-Cola Co	906,116	40,639,303
Diageo PLC	1,005,305	29,697,165
		70,336,468
Biotechnology – 2.5%
Regeneron Pharmaceuticals Inc*	48,501	23,820,781
Shire PLC	488,754	26,973,024
		50,793,805
Capital Markets – 2.6%
Morgan Stanley	1,179,777	52,570,863
Chemicals – 3.6%
Air Products & Chemicals Inc	275,037	39,346,793
PPG Industries Inc	302,485	33,261,251
		72,608,044
Construction & Engineering – 1.0%
Eiffage SA	215,772	19,604,436
Diversified Telecommunication Services – 3.1%
Nippon Telegraph & Telephone Corp	942,500	44,501,823
Tower Bersama Infrastructure Tbk PT	37,443,900	19,089,892
		63,591,715
Electric Utilities – 0.8%
Brookfield Infrastructure Partners LP	376,235	15,391,774
Energy Equipment & Services – 0.8%
Schlumberger Ltd	248,002	16,328,452
Equity Real Estate Investment Trusts (REITs) – 0.7%
Activia Properties Inc	3,479	14,864,481
Health Care Equipment & Supplies – 2.3%
Boston Scientific Corp*	1,180,941	32,735,685
DexCom Inc*	177,539	12,986,978
		45,722,663
Health Care Providers & Services – 1.9%
Anthem Inc	202,351	38,068,294
Hotels, Restaurants & Leisure – 2.3%
GVC Holdings PLC	4,829,253	47,573,736
Household Durables – 2.8%
Sony Corp	1,494,500	56,957,380
Independent Power and Renewable Electricity Producers – 1.9%
NRG Energy Inc	2,234,883	38,484,685
Industrial Conglomerates – 2.5%
Seibu Holdings Inc	806,400	14,893,231
Siemens AG	261,359	35,920,969
		50,814,200
Insurance – 4.8%
AIA Group Ltd	7,754,600	56,665,633
NN Group NV	463,574	16,474,914
Sony Financial Holdings Inc	1,369,600	23,309,749
		96,450,296
Internet & Direct Marketing Retail – 1.4%
Ctrip.com International Ltd (ADR)*	373,910	20,138,793
MakeMyTrip Ltd (PIPE) (144A)*,§	271,744	8,661,161
		28,799,954
Internet Software & Services – 7.5%
Alibaba Group Holding Ltd (ADR)*	475,560	67,006,404
Alphabet Inc - Class C*	39,820	36,185,629

Shares		Value
Common Stocks – (continued)
Internet Software & Services – (continued)
Auto Trader Group PLC (144A)	.2,601,924	$12,875,277
Tencent Holdings Ltd	1,007,900	36,044,380
		152,111,690
Machinery – 1.8%
FANUC Corp	52,100	10,032,238
Flowserve Corp	552,123	25,635,071
		35,667,309
Metals & Mining – 1.3%
Rio Tinto Ltd	559,358	27,194,029
Oil, Gas & Consumable Fuels – 4.4%
Canadian Natural Resources Ltd	909,410	26,227,384
Petroleo Brasileiro SA (ADR)*	2,029,854	16,218,533
TOTAL SA	944,116	46,668,868
		89,114,785
Personal Products – 2.5%
Estee Lauder Cos Inc	533,729	51,227,309
Pharmaceuticals – 4.6%
AstraZeneca PLC*	208,883	13,967,604
Eli Lilly & Co	437,731	36,025,261
Mallinckrodt PLC*	302,063	13,535,443
Zoetis Inc	486,565	30,351,925
		93,880,233
Road & Rail – 1.1%
Kansas City Southern	220,118	23,035,349
Semiconductor & Semiconductor Equipment – 4.0%
ASML Holding NV	220,484	28,729,443
ON Semiconductor Corp*	1,912,882	26,856,863
Taiwan Semiconductor Manufacturing Co Ltd	3,731,000	25,575,799
		81,162,105
Software – 3.9%
Adobe Systems Inc*	282,858	40,007,435
Nexon Co Ltd*	954,900	18,850,062
salesforce.com Inc*	234,747	20,329,090
		79,186,587
Technology Hardware, Storage & Peripherals – 2.6%
Apple Inc	234,016	33,702,984
Samsung Electronics Co Ltd	9,564	19,873,790
		53,576,774
Textiles, Apparel & Luxury Goods – 3.1%
Cie Financiere Richemont SA	387,741	31,954,453
Samsonite International SA	7,344,900	30,669,605
		62,624,058
Thrifts & Mortgage Finance – 3.7%
LIC Housing Finance Ltd	2,553,960	29,329,245
MGIC Investment Corp*	4,028,273	45,116,658
		74,445,903
Tobacco – 1.9%
Reynolds American Inc	585,812	38,101,212
Transportation Infrastructure – 0.3%
CCR SA	1,354,400	6,910,413
Wireless Telecommunication Services – 1.0%
T-Mobile US Inc*	349,707	21,199,238
Total Common Stocks (cost $1,526,829,980)		1,991,416,454
Preferred Stocks – 0.4%
Water Utilities – 0.4%
Cia de Saneamento do Parana (cost $9,416,639)	2,558,600	8,419,751
Investment Companies – 1.3%
Money Markets – 1.3%
Janus Cash Liquidity Fund LLC, 0.9803%ºº,£ (cost $25,709,629)	25,709,629	25,709,629
Total Investments (total cost $1,561,956,248) – 99.8%		2,025,545,834
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		4,168,613
Net Assets – 100%		$2,029,714,447

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$950,273,900	46.9%
Japan	221,088,559	10.9
China	133,611,624	6.6
United Kingdom	131,086,806	6.5
France	117,512,309	5.8
Hong Kong	87,335,238	4.3
Netherlands	75,353,194	3.7
India	59,633,043	2.9
Canada	41,619,158	2.1
Germany	35,920,969	1.8
Switzerland	31,954,453	1.6
Brazil	31,548,697	1.6
Australia	27,194,029	1.3
Taiwan	25,575,799	1.3
South Korea	19,873,790	1.0
Indonesia	19,089,892	0.9
Ireland	16,874,374	0.8

Total	$2,025,545,834	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
PIPE	Private Investment in a Public Entity

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2017 is $21,536,438, which represents 1.1% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2017.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended June 30, 2017. Unless otherwise indicated, all information in the table is for the period ended June 30, 2017.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 9/30/16	Purchases	Sales	at 6/30/17	Gain/(Loss)	Income	at 6/30/17

Janus Cash Collateral Fund LLC	—	460,167	(460,167)	—	$—	$17,470(1)	$—
Janus Cash Liquidity Fund LLC	45,705,708	289,850,589	(309,846,668)	25,709,629	—	110,831	25,709,629

Total					$—	$238,220	$25,709,629
(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of June 30, 2017)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
MakeMyTrip Ltd (PIPE)	5/2/17	$9,782,784	$8,661,161	0.4%

The Fund has registration rights for certain restricted securities held as of June 30, 2017. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Internet & Direct Marketing Retail	$20,138,793	$8,661,161	$-
All Other	1,962,616,500	-	-
Preferred Stocks	-	8,419,751	-
Investment Companies	-	25,709,629	-
Total Assets	$1,982,755,293	$42,790,541	$-

Organization and Significant Accounting Policies

Janus Henderson Global Select Fund (formerly named Janus Global Select Fund) (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities (also known as “A Shares”).Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Portfolio invests in Chinese local market securities.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). There were no securities on loan as of June 30, 2017.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2017 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 1,567,755,103	$483,692,528	$(25,901,797)	$ 457,790,731

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the 1940 Act) of the investment advisory agreement between the Fund and Janus Capital in effect on the date of the Merger. As a result, the consummation of the Merger may have caused the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory Agreement

At the Meeting, shareholders of the Fund approved the Post-Merger Advisory Agreement, which took effect upon the consummation of the Merger.

Election of Trustee

At the Meeting, shareholders of each series of the Trust, including the Fund, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace served as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Ms. Wallace joined the Trust’s Board of Trustees following consummation of the Merger.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Technology Fund

Schedule of Investments (unaudited)

June 30, 2017

Shares		Value
Common Stocks – 98.3%
Automobiles – 0.3%
BYD Co Ltd#	.1,041,500	$6,389,980
Communications Equipment – 0.9%
CommScope Holding Co Inc*	457,253	17,389,332
Electronic Equipment, Instruments & Components – 7.4%
Amphenol Corp	848,045	62,602,682
Flex Ltd*	1,813,314	29,575,151
National Instruments Corp	560,554	22,545,482
TE Connectivity Ltd	369,619	29,081,623
		143,804,938
Equity Real Estate Investment Trusts (REITs) – 2.9%
American Tower Corp	283,277	37,483,213
Equinix Inc	41,812	17,944,038
		55,427,251
Household Durables – 1.5%
Sony Corp	737,900	28,122,349
Information Technology Services – 4.9%
Amdocs Ltd	251,456	16,208,854
Euronet Worldwide Inc*	90,787	7,932,060
Fidelity National Information Services Inc	36,386	3,107,364
Gartner Inc*	328,865	40,618,116
InterXion Holding NV*	252,872	11,576,480
Mastercard Inc†	52,407	6,364,830
Visa Inc†	93,266	8,746,485
		94,554,189
Internet & Direct Marketing Retail – 6.6%
Amazon.com Inc*,†	29,325	28,386,600
Ctrip.com International Ltd (ADR)*	378,544	20,388,380
Etsy Inc*	859,386	12,890,790
MakeMyTrip Ltd*	250,800	8,414,340
MakeMyTrip Ltd (PIPE) (144A)*,§	55,452	1,767,394
Netflix Inc*	130,039	19,429,127
Netshoes Cayman Ltd*	231,488	4,405,217
Priceline Group Inc*,†	16,630	31,106,748
		126,788,596
Internet Software & Services – 22.9%
Alibaba Group Holding Ltd (ADR)*,†	433,858	61,130,592
Alphabet Inc - Class A*,†	12,033	11,186,839
Alphabet Inc - Class C*,†	130,863	118,919,134
Baozun Inc (ADR)*	309,626	6,864,408
Care.com Inc*	405,808	6,127,701
ChannelAdvisor Corp*	465,407	5,375,451
CoStar Group Inc*	80,829	21,306,524
Coupa Software Inc*,#	281,125	8,147,003
Envestnet Inc*	225,579	8,932,928
Facebook Inc†	384,614	58,069,022
Instructure Inc*	218,674	6,450,883
MercadoLibre Inc	66,690	16,731,187
MuleSoft Inc*,#	77,093	1,922,699
Okta Inc*,§	554,772	11,383,921
Okta Inc*	162,722	3,710,062
Shutterstock Inc*	231,850	10,219,948
Tencent Holdings Ltd	1,868,200	66,810,308
Yext Inc*,#	306,613	4,087,151
Zillow Group Inc*	292,625	14,341,551
		441,717,312
Media – 1.2%
Walt Disney Co	215,571	22,904,419
Professional Services – 0.4%
Verisk Analytics Inc*	100,522	8,481,041
Semiconductor & Semiconductor Equipment – 13.7%
ASML Holding NV	132,060	17,207,645
Intel Corp	1,392,708	46,989,968
Lam Research Corp	120,096	16,985,177
Microchip Technology Inc	665,771	51,384,206
ON Semiconductor Corp*	1,150,037	16,146,519
Taiwan Semiconductor Manufacturing Co Ltd	7,207,000	49,403,587
Texas Instruments Inc†	429,845	33,067,976

Shares		Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
Xilinx Inc	.528,157	$33,971,058
		265,156,136
Software – 29.5%
Activision Blizzard Inc†	800,991	46,113,052
Adobe Systems Inc*,†	369,517	52,264,484
Apptio Inc*	374,272	6,493,619
Atlassian Corp PLC*	321,134	11,297,494
Blackbaud Inc	109,838	9,418,609
Cadence Design Systems Inc*	1,086,155	36,375,331
Constellation Software Inc/Canada	36,385	19,037,442
Electronic Arts Inc*	85,455	9,034,303
Globant SA*	165,707	7,198,312
Guidewire Software Inc*,†	127,983	8,793,712
Lyft Inc*,§	226,605	7,285,351
Microsoft Corp†	1,898,743	130,880,355
Nexon Co Ltd*	467,700	9,232,563
Nice Ltd (ADR)	117,114	9,219,214
Nintendo Co Ltd	35,460	11,880,960
salesforce.com Inc*,†	896,621	77,647,379
SS&C Technologies Holdings Inc	362,817	13,935,801
Tyler Technologies Inc*	164,330	28,867,851
Ultimate Software Group Inc*	151,434	31,810,226
Zendesk Inc*	1,589,764	44,163,644
		570,949,702
Technology Hardware, Storage & Peripherals – 6.1%
Apple Inc†	442,267	63,695,293
Samsung Electronics Co Ltd	26,295	54,640,454
		118,335,747
Total Common Stocks (cost $1,281,162,681)		1,900,020,992
Preferred Stocks – 0.2%
Electronic Equipment, Instruments & Components – 0.2%
Belden Inc, 6.7500% (cost $2,740,000)	27,400	2,842,202
Investment Companies – 2.5%
Investments Purchased with Cash Collateral from Securities Lending – 0.8%
Janus Cash Collateral Fund LLC, 0.8560%ºº,£	15,791,750	15,791,750
Money Markets – 1.7%
Janus Cash Liquidity Fund LLC, 0.9803%ºº,£	33,401,289	33,401,289
Total Investment Companies (cost $49,193,039)		49,193,039
Total Investments (total cost $1,333,095,720) – 101.0%		1,952,056,233
Liabilities, net of Cash, Receivables and Other Assets – (1.0)%		(18,981,047)
Net Assets – 100%		$1,933,075,186

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,530,337,927	78.4%
China	161,583,668	8.3
South Korea	54,640,454	2.8
Taiwan	49,403,587	2.5
Japan	49,235,872	2.5
Netherlands	28,784,125	1.5
Brazil	21,136,404	1.1
Canada	19,037,442	1.0
Australia	11,297,494	0.6
India	10,181,734	0.5
Israel	9,219,214	0.5
Argentina	7,198,312	0.3

Total	$1,952,056,233	100.0%

Schedule of Securities Sold Short – (% of Net Assets)

Shares		Value
Securities Sold Short – (0.4)%
Common Stocks Sold Short – (0.4)%
Household Durables – (0.1)%
Nikon Corp	.113,200	$(1,957,559)
Semiconductor & Semiconductor Equipment – (0.1)%
NVIDIA Corp	12,815	(1,852,536)
Software – (0.2)%
Talend SA (ADR)*	88,358	(3,073,091)
Total Securities Sold Short (proceeds $6,167,415)		$(6,883,186)

Summary of Investments by Country - (Short Positions) (unaudited)

		% of
		Securities
Country	Value	Sold Short
France	$(3,073,091)	44.7%
Japan	(1,957,559)	28.4
United States	(1,852,536)	26.9

Total	(6,883,186)	100.0%

Schedule of Foreign Currency Contracts, Open

Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America:
Japanese Yen	7/13/17	134,505,000	$1,196,543	$27,697
Barclays Capital, Inc.:
Japanese Yen	7/20/17	144,000,000	1,281,495	21,465
Citibank NA:
Japanese Yen	7/20/17	607,284,000	5,404,386	91,049
HSBC Securities (USA), Inc.:
Japanese Yen	7/13/17	444,400,000	3,953,339	89,506
JPMorgan Chase & Co.:
Japanese Yen	7/20/17	797,552,000	7,097,633	107,427
RBC Capital Markets Corp.:
Japanese Yen	7/13/17	548,600,000	4,880,292	108,477
Total			$23,813,688	$445,621

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PIPE	Private Investment in a Public Entity

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2017 is $1,767,394, which represents 0.1% of net assets.

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2017, is $180,753,114.

ºº	Rate shown is the 7-day yield as of June 30, 2017.

#	Loaned security; a portion of the security is on loan at June 30, 2017.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended June 30, 2017. Unless otherwise indicated, all information in the table is for the period ended June 30, 2017.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 9/30/16	Purchases	Sales	at 6/30/17	Gain/(Loss)	Income	at 6/30/17

Janus Cash Collateral Fund LLC	35,956,678	334,382,409	(354,547,337)	15,791,750	$—	$126,249(1)	$15,791,750
Janus Cash Liquidity Fund LLC	26,129,589	284,551,464	(277,279,764)	33,401,289	—	157,564	33,401,289

Total					$—	$283,813	$49,193,039
(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of June 30, 2017)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Lyft Inc	12/17/15-4/4/17	$6,766,793	$7,285,351	0.4%
MakeMyTrip Ltd (PIPE)	5/2/17	1,996,272	1,767,394	0.1
Okta Inc	5/23/14	4,387,063	11,383,921	0.6
Total		$13,150,128	$20,436,666	1.1%

The Fund has registration rights for certain restricted securities held as of June 30, 2017. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Internet & Direct Marketing Retail	$125,021,202	$1,767,394	$-
Internet Software & Services	430,333,391	11,383,921	-
Software	563,664,351	-	7,285,351
All Other	760,565,382	-	-
Preferred Stocks	-	2,842,202	-
Investment Companies	-	49,193,039	-
Total Investments in Securities	$1,879,584,326	$65,186,556	$7,285,351
Other Financial Instruments(a):
Forward Currency Contracts	-	445,621	-

Total Assets	$1,879,584,326	$65,632,177	$7,285,351
Liabilities
Investments In Securities Sold Short:
Common Stocks	$6,883,186	$-	$-

(a)

Other financial instruments include forward currency, futures, written options, written swaptions, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson Global Technology Fund (formerly known as Janus Global Technology Fund) (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2017.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $6,665,863 were transferred out of Level 3 to Level 2 since certain security’s prices were determined using other significant observable inputs at the end of the current period and significant unobservable inputs at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended June 30, 2017 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period ended June 30, 2017, the average ending monthly currency value amounts on sold forward currency contracts is $24,227,290.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Fund purchased call options on various equity securities for the purpose of increasing exposure to individual equity risk.

During the period ended June 30, 2017, the average ending monthly market value amounts on purchased call options is $1,398,915. There were no purchased options held at June 30, 2017.

In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

During the period, the Fund wrote put options on various equity securities for the purpose of increasing exposure to individual equity risk and/or generating income.

During the period ended June 30, 2017, the average ending monthly market value amounts on written put options is $224,756. There were no written options held at June 30, 2017.

Written option activity for the period ended June 30, 2017 is indicated in the table below:

	Number of	Premiums
	Contracts	Received
Options outstanding at September 30, 2016	402	$ 97,584
Options written	2,337	1,233,936
Options closed	(2,337)	(1,233,936)
Options expired	(248)	(58,776)
Options exercised	(154)	(38,808)
Options outstanding at June 30, 2017	-	$ -

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Short Sales

The Fund may engage in “short sales against the box.” Short sales against the box involve either selling short a security that the Fund owns or selling short a security that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Fund does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. The Fund borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in other short sales. The Fund may engage in short sales when the portfolio manager(s) and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Fund will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Fund are fully collateralized by restricted cash or other securities, which are denoted on the accompanying Schedule of Investments. The Fund is also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Fund pays stock loan fees on assets borrowed from the security broker.

The Fund may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Fund to similar risks. To the extent that the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2017 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 1,335,269,771	$629,593,378	$(12,806,916)	$ 616,786,462

Information on the tax components of securities sold short as of June 30, 2017 is as follows:

Federal Tax Cost	Unrealized (Appreciation)	Unrealized Depreciation	Net Tax (Appreciation)/ Depreciation
$ (6,167,415)	$ (794,478)	$ 78,707	$ (715,771)

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the 1940 Act) of the investment advisory agreement between the Fund and Janus Capital in effect on the date of the Merger. As a result, the consummation of the Merger may have caused the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory Agreement

At the Meeting, shareholders of the Fund approved the Post-Merger Advisory Agreement, which took effect upon consummation of the Merger.

Election of Trustee

At the Meeting, shareholders of each series of the Trust, including the Fund, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace served as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Ms. Wallace joined the Trust’s Board of Trustees following consummation of the Merger.

Approval of Manager-of-Managers Structure

At the Meeting, shareholders of the Fund also approved a manager-of-managers structure for the Fund. The Trust and Janus Capital have received an exemptive order from the Securities and Exchange Commission that permits Janus Capital, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of a Fund’s assets and enter into, amend, or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the 1940 Act) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”). To the extent that the Fund’s assets are allocated to one or more subadvisers, Janus Capital, subject to oversight and supervision by the Trustees, would have the responsibility to oversee such subadviser(s) and to recommend for approval by the Trustees, the hiring, termination, and replacement of a subadviser for the Fund. In the event that Janus Capital hires a subadviser pursuant to the manager-of-managers structure, the Fund would provide shareholders with information about the subadviser and sub-advisory agreement within 90 days.

Fund Acquisition

The Board of Trustees of Janus Investment Fund approved an Agreement and Plan of Reorganization that provided for the merger of Henderson Global Technology (“Target Fund”) with and into Janus Henderson Global Technology Fund (formerly named Janus Global Technology Fund “Acquiring Fund”) (the “Merger”), effective at the close of business on June 2, 2017. The Merger was based in part on Henderson’s belief that the shareholders of Henderson Global Technology Fund may benefit from being shareholders of a fund with greater asset size that creates greater opportunity to benefit from long-term economies of scale and lower total expenses. In addition, the Merger was based in part on Janus Capital’s and Henderson’s belief that the combined fund would benefit from being a member of a single operating platform and a larger fund family with a broader range of investment options and the opportunity to achieve greater asset growth and operational efficiencies through a larger distribution network. Further, the Merger was based in part on Janus Capital’s and Henderson’s belief that the combined fund would benefit from the absence of a substantially similar fund being marketed by the same fund complex.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Value Fund

Schedule of Investments (unaudited)

June 30, 2017

Shares or Principal Amounts		Value
Common Stocks – 88.5%
Aerospace & Defense – 1.1%
BWX Technologies Inc	.22,161	$1,080,349
Meggitt PLC	315,671	1,960,380
		3,040,729
Automobiles – 2.8%
Honda Motor Co Ltd	125,000	3,405,655
Hyundai Motor Co	30,468	4,248,314
		7,653,969
Banks – 7.0%
CIT Group Inc	66,410	3,234,167
Lloyds Banking Group PLC	4,365,580	3,760,540
Royal Bank of Scotland Group PLC*	443,770	1,428,515
Wells Fargo & Co	188,435	10,441,183
		18,864,405
Beverages – 7.5%
Coca-Cola Co	179,784	8,063,312
Diageo PLC	93,066	2,749,212
PepsiCo Inc	65,605	7,576,721
Stock Spirits Group PLC	846,790	1,874,576
		20,263,821
Chemicals – 1.6%
Mosaic Co	43,283	988,151
Nippon Fine Chemical Co Ltd	118,915	1,051,054
Nitto FC Co Ltd	115,484	976,572
Tikkurila Oyj	53,361	1,153,557
		4,169,334
Commercial Services & Supplies – 2.1%
Daiseki Co Ltd	57,100	1,267,309
Secom Co Ltd	14,600	1,106,749
Secom Joshinetsu Co Ltd	37,100	1,156,282
UniFirst Corp/MA	15,917	2,239,522
		5,769,862
Communications Equipment – 0.4%
Icom Inc	43,500	974,360
Consumer Finance – 2.0%
Ally Financial Inc	178,942	3,739,888
Synchrony Financial	56,991	1,699,472
		5,439,360
Diversified Consumer Services – 0.2%
Shingakukai Co Ltd	123,800	627,476
Diversified Telecommunication Services – 2.1%
Singapore Telecommunications Ltd	1,546,000	4,369,326
Telenor ASA	76,419	1,268,202
		5,637,528
Electric Utilities – 3.1%
Exelon Corp	117,457	4,236,674
PPL Corp	104,925	4,056,400
		8,293,074
Electrical Equipment – 0.7%
Cosel Co Ltd	152,346	1,870,797
Electronic Equipment, Instruments & Components – 0.8%
Avnet Inc	35,266	1,371,142
Kitagawa Industries Co Ltd	70,600	693,696
		2,064,838
Food Products – 3.0%
Danone SA	36,055	2,709,704
Nestle SA	46,215	4,023,202
Orkla ASA	132,017	1,342,205
		8,075,111
Health Care Equipment & Supplies – 0.7%
Nakanishi Inc	16,000	648,053
Stryker Corp	9,530	1,322,573
		1,970,626
Health Care Providers & Services – 0.3%
As One Corp	19,900	928,997
Hotels, Restaurants & Leisure – 0.6%
Grand Korea Leisure Co Ltd	78,202	1,531,362
Household Products – 3.5%
Procter & Gamble Co	108,782	9,480,351

Shares or Principal Amounts		Value
Common Stocks – (continued)
Industrial Conglomerates – 0.7%
CK Hutchison Holdings Ltd	.143,000	$1,795,010
Information Technology Services – 1.2%
Infosys Ltd (ADR)	145,421	2,184,223
Transcosmos Inc	48,100	1,150,534
		3,334,757
Insurance – 0.7%
Sompo Holdings Inc	51,400	1,983,146
Internet Software & Services – 3.6%
Alphabet Inc - Class A*	10,382	9,651,938
Machinery – 1.7%
Ebara Corp	60,900	1,684,145
GEA Group AG	68,733	2,812,397
		4,496,542
Media – 1.3%
Grupo Televisa SAB (ADR)	138,842	3,383,580
Mortgage Real Estate Investment Trusts (REITs) – 1.7%
AGNC Investment Corp	66,604	1,417,999
Two Harbors Investment Corp	322,229	3,193,289
		4,611,288
Multi-Utilities – 1.2%
Engie SA	218,691	3,300,370
Oil, Gas & Consumable Fuels – 3.4%
BP PLC (ADR)	81,961	2,839,949
Canadian Natural Resources Ltd	33,719	973,134
Cenovus Energy Inc	65,491	482,874
Exxon Mobil Corp	42,995	3,470,986
Royal Dutch Shell PLC	56,939	1,508,873
		9,275,816
Personal Products – 1.3%
Unilever NV	62,953	3,473,824
Pharmaceuticals – 14.8%
GlaxoSmithKline PLC	136,930	2,916,269
Johnson & Johnson	78,991	10,449,719
Novartis AG	71,963	5,990,661
Pfizer Inc	299,557	10,062,120
Roche Holding AG	15,468	3,940,419
Sanofi	67,507	6,457,285
		39,816,473
Professional Services – 0.6%
Bureau Veritas SA	78,482	1,736,506
Real Estate Management & Development – 1.3%
Cheung Kong Property Holdings Ltd	139,475	1,092,440
Foxtons Group PLC	737,800	910,324
LSL Property Services PLC	506,057	1,451,422
		3,454,186
Semiconductor & Semiconductor Equipment – 1.4%
Intel Corp	108,469	3,659,744
Software – 5.6%
Microsoft Corp	42,447	2,925,872
Oracle Corp	241,496	12,108,609
		15,034,481
Specialty Retail – 0.6%
Lookers PLC	687,671	1,027,571
Vertu Motors PLC	897,073	566,563
		1,594,134
Textiles, Apparel & Luxury Goods – 0.8%
Cie Financiere Richemont SA	26,394	2,175,178
Tobacco – 3.5%
KT&G Corp	20,110	2,056,884
Scandinavian Tobacco Group A/S	139,969	2,279,310
Swedish Match AB	141,039	4,969,158
		9,305,352
Transportation Infrastructure – 0.4%
BBA Aviation PLC	287,097	1,149,240
Wireless Telecommunication Services – 3.2%
America Movil SAB de CV	5,625,367	4,526,061
Rogers Communications Inc	29,133	1,376,212
Vodafone Group PLC	905,187	2,566,698
		8,468,971
Total Common Stocks (cost $204,991,796)		238,356,536

Shares or Principal Amounts		Value
Repurchase Agreements(a) – 11.1%
Undivided interest of 34.9% in a joint repurchase agreement (principal amount $85,300,000 with a maturity value of $85,307,037) with ING Financial Markets LLC, 0.9900%, dated 6/30/17, maturing 7/3/17 to be repurchased at $29,802,459 collateralized by $87,580,000 in U.S. Treasuries 2.0000%, 6/30/24 with a value of $87,008,976 (cost $29,800,000)	$29,800,000	$29,800,000
Total Investments (total cost $234,791,796) – 99.6%		268,156,536
Cash, Receivables and Other Assets, net of Liabilities – 0.4%		969,426
Net Assets – 100%		$269,125,962

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$146,270,181	54.5%
United Kingdom	26,710,132	10.0
Japan	19,524,825	7.3
Switzerland	16,129,460	6.0
France	14,203,865	5.3
Mexico	7,909,641	2.9
South Korea	7,836,560	2.9
Sweden	4,969,158	1.9
Singapore	4,369,326	1.6
Netherlands	3,473,824	1.3
Hong Kong	2,887,450	1.1
Canada	2,832,220	1.1
Germany	2,812,397	1.0
Norway	2,610,407	1.0
Denmark	2,279,310	0.9
India	2,184,223	0.8
Finland	1,153,557	0.4

Total	$268,156,536	100.0%

Schedule of Foreign Currency Contracts, Open

Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
Euro	8/3/17	2,086,000	$2,386,562	$(3,459)
Japanese Yen	8/3/17	317,311,000	2,825,864	(4,848)

			5,212,426	(8,307)
HSBC Securities (USA), Inc.:
Japanese Yen	7/13/17	413,000,000	3,674,008	83,182
JPMorgan Chase & Co.:
Euro	7/20/17	2,425,000	2,772,026	(65,540)
RBC Capital Markets Corp.:
Euro	7/13/17	5,321,000	6,079,703	(105,194)
Japanese Yen	7/13/17	553,750,000	4,926,106	109,496

			11,005,809	4,302
Total			$22,664,269	$13,637

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

(a)	The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$238,356,536	$-	$-
Repurchase Agreements	-	29,800,000	-
Total Investments in Securities	$238,356,536	$29,800,000	$-
Other Financial Instruments(a):
Forward Currency Contracts	-	192,678	-
Total Assets	$238,356,536	$29,992,678	$-
Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$-	$179,041	$-

(a)

Other financial instruments include forward currency, futures, written options, written swaptions, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson Global Value Fund (formerly known Perkins Global Value Fund) (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended June 30, 2017 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period ended June 30, 2017, the average ending monthly currency value amounts on sold forward currency contracts is $18,707,779.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Fund and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 235,846,915	$39,948,250	$ (7,638,629)	$ 32,309,621

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the 1940 Act) of the investment advisory agreement between the Fund and Janus Capital in effect on the date of the Merger. In addition, the consummation of the Merger may be deemed to cause an assignment of the investment sub-advisory agreement between Janus Capital and Perkins Investment Management LLC (“Perkins”) on behalf of the Fund in effect on the date of the Merger. As a result, the consummation of the Merger may have caused the investment advisory agreement and investment sub-advisory agreement to terminate automatically in accordance with their respective terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”). Also on December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment sub-advisory agreement between Janus Capital and Perkins (the “Post-Merger Sub-Advisory Agreement”) on behalf of the Fund. At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement and Post-Merger Sub-Advisory Agreement, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory and Sub-Advisory Agreements

At the Meeting, shareholders of the Fund approved the Post-Merger Advisory Agreement and Post-Merger Sub-Advisory Agreement, each of which took effect upon the consummation of the Merger.

Election of Trustee

At the Meeting, shareholders of each series of the Trust, including the Fund, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace served as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Ms. Wallace joined the Trust’s Board of Trustees following consummation of the Merger.

Manager-of-Managers Structure

At the Meeting, shareholders of the Fund also approved a manager-of-managers structure for the Fund. The Trust and Janus Capital have received an exemptive order from the Securities and Exchange Commission that permits Janus Capital, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of a Fund’s assets and enter into, amend, or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the 1940 Act) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”). To the extent that the Fund’s assets are allocated to one or more subadvisers, Janus Capital, subject to oversight and supervision by the Trustees, would have the responsibility to oversee such subadviser(s) and to recommend for approval by the Trustees, the hiring, termination, and replacement of a subadviser for the Fund. In the event that Janus Capital hires a subadviser pursuant to the manager-of-managers structure, the Fund would provide shareholders with information about the subadviser and sub-advisory agreement within 90 days.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Growth and Income Fund

Schedule of Investments (unaudited)

June 30, 2017

Shares		Value
Common Stocks – 98.9%
Aerospace & Defense – 4.2%
Boeing Co	.866,002	$171,251,895
Northrop Grumman Corp	114,594	29,417,426
		200,669,321
Air Freight & Logistics – 1.8%
United Parcel Service Inc	754,527	83,443,141
Automobiles – 2.2%
General Motors Co	2,212,189	77,271,762
Harley-Davidson Inc	517,322	27,945,734
		105,217,496
Banks – 6.6%
JPMorgan Chase & Co	1,206,272	110,253,261
PacWest Bancorp	481,850	22,502,395
US Bancorp	2,207,003	114,587,596
Wells Fargo & Co	1,137,752	63,042,838
		310,386,090
Beverages – 1.1%
Coca-Cola Co	1,154,344	51,772,328
Biotechnology – 2.3%
AbbVie Inc	817,310	59,263,148
Amgen Inc	282,790	48,704,922
		107,968,070
Capital Markets – 5.2%
BlackRock Inc	82,596	34,889,376
CME Group Inc	1,006,054	125,998,203
Morgan Stanley	752,089	33,513,086
TD Ameritrade Holding Corp	1,171,151	50,347,781
		244,748,446
Chemicals – 2.7%
Air Products & Chemicals Inc	163,165	23,342,385
EI du Pont de Nemours & Co	304,546	24,579,908
LyondellBasell Industries NV	949,019	80,087,713
		128,010,006
Commercial Services & Supplies – 1.6%
Waste Management Inc	1,035,340	75,942,189
Communications Equipment – 0.9%
Cisco Systems Inc	1,360,324	42,578,141
Consumer Finance – 0.7%
American Express Co	380,137	32,022,741
Distributors – 1.0%
Genuine Parts Co	501,522	46,521,181
Electronic Equipment, Instruments & Components – 2.7%
TE Connectivity Ltd	1,647,760	129,645,757
Equity Real Estate Investment Trusts (REITs) – 2.0%
Colony NorthStar Inc	733,150	10,330,084
Crown Castle International Corp	485,065	48,593,812
MGM Growth Properties LLC	218,303	6,372,265
Outfront Media Inc	1,236,928	28,597,775
		93,893,936
Food & Staples Retailing – 2.7%
Kroger Co	1,624,065	37,873,196
Sysco Corp	1,768,028	88,984,849
		126,858,045
Food Products – 1.2%
Hershey Co	514,566	55,248,951
Health Care Equipment & Supplies – 2.8%
Abbott Laboratories	1,052,113	51,143,213
Medtronic PLC	926,032	82,185,340
		133,328,553
Hotels, Restaurants & Leisure – 7.3%
Carnival Corp	1,440,620	94,461,453
Las Vegas Sands Corp	587,650	37,544,959
McDonald's Corp	939,285	143,860,891
Six Flags Entertainment Corp	1,154,437	68,815,990
		344,683,293
Household Durables – 1.2%
Garmin Ltd	1,152,328	58,803,298
Household Products – 2.3%
Clorox Co	220,618	29,395,142

Shares		Value
Common Stocks – (continued)
Household Products – (continued)
Kimberly-Clark Corp	.609,692	$78,717,334
		108,112,476
Industrial Conglomerates – 3.9%
3M Co	389,273	81,042,746
Honeywell International Inc	790,523	105,368,811
		186,411,557
Information Technology Services – 4.0%
Accenture PLC	936,467	115,822,239
Automatic Data Processing Inc	712,801	73,033,590
		188,855,829
Insurance – 1.8%
Marsh & McLennan Cos Inc	297,236	23,172,519
Travelers Cos Inc	505,670	63,982,425
		87,154,944
Leisure Products – 1.5%
Hasbro Inc	625,793	69,782,177
Machinery – 2.5%
Caterpillar Inc	229,894	24,704,409
Deere & Co	615,403	76,057,657
Illinois Tool Works Inc	128,636	18,427,107
		119,189,173
Media – 3.4%
Comcast Corp	1,926,150	74,965,758
Omnicom Group Inc	1,019,497	84,516,301
		159,482,059
Oil, Gas & Consumable Fuels – 2.5%
Chevron Corp	932,031	97,238,794
Suncor Energy Inc	714,599	20,882,428
		118,121,222
Pharmaceuticals – 5.7%
Eli Lilly & Co	1,197,528	98,556,554
Merck & Co Inc	1,452,152	93,068,422
Pfizer Inc	2,371,400	79,655,326
		271,280,302
Real Estate Investment Trusts (REITs) – 0.1%
Colony American Homes III§	2,402,758	2,447,569
Road & Rail – 2.9%
CSX Corp	1,737,619	94,804,493
Union Pacific Corp	408,357	44,474,161
		139,278,654
Semiconductor & Semiconductor Equipment – 3.2%
Intel Corp	946,060	31,920,064
Texas Instruments Inc	1,552,482	119,432,440
		151,352,504
Software – 3.7%
Microsoft Corp	2,563,535	176,704,468
Specialty Retail – 2.6%
Home Depot Inc	562,587	86,300,846
L Brands Inc	673,092	36,272,928
		122,573,774
Technology Hardware, Storage & Peripherals – 3.3%
Apple Inc	1,071,500	154,317,430
Textiles, Apparel & Luxury Goods – 1.5%
NIKE Inc	912,346	53,828,414
VF Corp	333,570	19,213,632
		73,042,046
Tobacco – 3.8%
Altria Group Inc	2,404,736	179,080,690
Total Common Stocks (cost $3,136,401,642)		4,678,927,857
Preferred Stocks – 0.3%
Pharmaceuticals – 0.3%
Allergan PLC, 5.5000% (cost $16,276,000)	16,276	14,128,870
Investment Companies – 0.4%
Money Markets – 0.4%
Janus Cash Liquidity Fund LLC, 0.9803%ºº,£ (cost $16,263,000)	16,263,000	16,263,000
Total Investments (total cost $3,168,940,642) – 99.6%		4,709,319,727
Cash, Receivables and Other Assets, net of Liabilities – 0.4%		20,836,573
Net Assets – 100%		$4,730,156,300

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$4,688,437,299	99.6%
Canada	20,882,428	0.4

Total	$4,709,319,727	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

ºº	Rate shown is the 7-day yield as of June 30, 2017.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended June 30, 2017. Unless otherwise indicated, all information in the table is for the period ended June 30, 2017.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 9/30/16	Purchases	Sales	at 6/30/17	Gain/(Loss)	Income	at 6/30/17

Janus Cash Liquidity Fund LLC	—	248,267,908	(232,004,908)	16,263,000	$—	$34,520	$16,263,000

§				Schedule of Restricted and Illiquid Securities (as of June 30, 2017)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes III	1/30/13	$3,015,826	$2,447,569	0.1%

The Fund has registration rights for certain restricted securities held as of June 30, 2017. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Real Estate Investment Trusts (REITs)	$-	$-	$2,447,569
All Other	4,676,480,288	-	-
Preferred Stocks	-	14,128,870	-
Investment Companies	-	16,263,000	-
Total Assets	$4,676,480,288	$30,391,870	$2,447,569

Organization and Significant Accounting Policies

Janus Henderson Growth and Income Fund (formerly named Janus Growth and Income Fund) (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital growth and current income. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2017.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2017 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 3,169,358,939	$1,569,403,697	$(29,442,909)	$ 1,539,960,788

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the 1940 Act) of the investment advisory agreement between the Fund and Janus Capital in effect on the date of the Merger. As a result, the consummation of the Merger may have caused the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory Agreement

At the Meeting, shareholders of the Fund approved the Post-Merger Advisory Agreement, which took effect upon consummation of the Merger.

Election of Trustee

At the Meeting, shareholders of each series of the Trust, including the Fund, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace served as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Ms. Wallace joined the Trust’s Board of Trustees following consummation of the Merger.

Approval of Manager-of-Managers Structure

At the Meeting, shareholders of the Fund also approved a manager-of-managers structure for the Fund. The Trust and Janus Capital have received an exemptive order from the Securities and Exchange Commission that permits Janus Capital, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of a Fund’s assets and enter into, amend, or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the 1940 Act) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”). To the extent that the Fund’s assets are allocated to one or more subadvisers, Janus Capital, subject to oversight and supervision by the Trustees, would have the responsibility to oversee such subadviser(s) and to recommend for approval by the Trustees, the hiring, termination, and replacement of a subadviser for the Fund. In the event that Janus Capital hires a subadviser pursuant to the manager-of-managers structure, the Fund would provide shareholders with information about the subadviser and sub-advisory agreement within 90 days.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson International Value Fund

Schedule of Investments (unaudited)

June 30, 2017

Shares or Principal Amounts		Value
Common Stocks – 92.5%
Aerospace & Defense – 6.0%
BAE Systems PLC*	.200,971	$1,657,900
Meggitt PLC	112,959	701,498
Safran SA	8,204	751,763
		3,111,161
Automobiles – 4.4%
Honda Motor Co Ltd	35,700	972,655
Hyundai Motor Co	9,612	1,340,252
		2,312,907
Banks – 3.0%
Lloyds Banking Group PLC	1,109,014	955,312
Royal Bank of Scotland Group PLC*	186,860	601,511
		1,556,823
Beverages – 3.8%
Diageo PLC	52,621	1,554,448
Stock Spirits Group PLC	200,228	443,253
		1,997,701
Capital Markets – 1.2%
Deutsche Boerse AG	5,803	612,468
Chemicals – 2.8%
Nippon Fine Chemical Co Ltd	29,600	261,626
Nitto FC Co Ltd	30,400	257,073
Potash Corp of Saskatchewan Inc	39,736	648,169
Tikkurila Oyj	12,695	274,440
		1,441,308
Commercial Services & Supplies – 2.2%
Daiseki Co Ltd	12,800	284,090
Secom Co Ltd	8,100	614,018
Secom Joshinetsu Co Ltd	7,300	227,517
		1,125,625
Communications Equipment – 0.4%
Icom Inc	9,200	206,072
Construction Materials – 3.0%
HeidelbergCement AG	8,010	774,326
Vicat SA	11,197	788,570
		1,562,896
Diversified Consumer Services – 0.1%
Shingakukai Co Ltd	15,700	79,575
Diversified Telecommunication Services – 3.2%
Singapore Telecommunications Ltd	468,400	1,323,798
Telenor ASA	20,754	344,420
		1,668,218
Electrical Equipment – 2.4%
ABB Ltd	31,551	779,395
Cosel Co Ltd	37,700	462,953
		1,242,348
Electronic Equipment, Instruments & Components – 0.2%
Kitagawa Industries Co Ltd	10,888	106,982
Food Products – 6.2%
Danone SA	16,649	1,251,251
Nestle SA	15,368	1,337,847
Orkla ASA	65,633	667,285
		3,256,383
Health Care Equipment & Supplies – 0.5%
Nakanishi Inc	6,300	255,171
Health Care Providers & Services – 0.8%
As One Corp	9,200	429,486
Hotels, Restaurants & Leisure – 0.7%
Grand Korea Leisure Co Ltd	20,021	392,054
Industrial Conglomerates – 1.9%
CK Hutchison Holdings Ltd	79,684	1,000,235
Information Technology Services – 1.6%
Infosys Ltd (ADR)	35,503	533,255
Transcosmos Inc	12,400	296,603
		829,858
Insurance – 1.6%
Sompo Holdings Inc	21,358	824,047
Machinery – 3.0%
Ebara Corp	25,100	694,122

Shares or Principal Amounts		Value
Common Stocks – (continued)
Machinery – (continued)
GEA Group AG	.21,724	$888,896
		1,583,018
Media – 1.7%
Grupo Televisa SAB (ADR)	36,109	879,976
Multi-Utilities – 2.1%
Engie SA	71,872	1,084,654
Oil, Gas & Consumable Fuels – 3.6%
BP PLC (ADR)	27,941	968,156
Canadian Natural Resources Ltd	12,346	356,307
Cenovus Energy Inc	21,307	157,099
Royal Dutch Shell PLC	16,007	424,183
		1,905,745
Personal Products – 2.2%
Unilever NV	20,553	1,134,140
Pharmaceuticals – 11.7%
GlaxoSmithKline PLC	49,540	1,055,079
Novartis AG	19,485	1,622,056
Roche Holding AG	5,551	1,414,098
Sanofi	20,960	2,004,899
		6,096,132
Professional Services – 2.3%
Bureau Veritas SA	20,696	457,923
Pagegroup PLC	122,361	758,134
		1,216,057
Real Estate Management & Development – 2.7%
Brookfield Real Estate Services Inc	25,015	318,331
Cheung Kong Property Holdings Ltd	41,178	322,527
Foxtons Group PLC	275,203	339,556
LSL Property Services PLC	142,318	408,182
		1,388,596
Specialty Retail – 0.9%
Lookers PLC	185,119	276,619
Vertu Motors PLC	268,693	169,698
		446,317
Textiles, Apparel & Luxury Goods – 1.8%
Cie Financiere Richemont SA	11,414	940,649
Tobacco – 7.4%
Imperial Brands PLC*	18,085	812,133
KT&G Corp	6,940	709,835
Scandinavian Tobacco Group A/S	48,268	786,015
Swedish Match AB	44,115	1,554,282
		3,862,265
Trading Companies & Distributors – 0.3%
Kuroda Electric Co Ltd	8,100	158,600
Transportation Infrastructure – 1.8%
BBA Aviation PLC	167,057	668,724
Flughafen Zurich AG	1,057	259,564
		928,288
Wireless Telecommunication Services – 5.0%
America Movil SAB de CV	1,586,581	1,276,532
Rogers Communications Inc	12,543	592,518
Vodafone Group PLC	264,441	749,834
		2,618,884
Total Common Stocks (cost $46,262,683)		48,254,639
Repurchase Agreements – 7.3%
Undivided interest of 4.5% in a joint repurchase agreement (principal amount $85,300,000 with a maturity value of $85,307,037) with ING Financial Markets LLC, 0.9900%, dated 6/30/17, maturing 7/3/17 to be repurchased at $3,800,314 collateralized by $87,580,000 in U.S. Treasuries 2.0000%, 6/30/24 with a value of $87,008,976 (cost $3,800,000)	$3,800,000	3,800,000
Total Investments (total cost $50,062,683) – 99.8%		52,054,639
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		97,366
Net Assets – 100%		$52,152,005

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$12,544,220	24.1%
Switzerland	6,353,609	12.2
France	6,339,060	12.2
Japan	6,130,590	11.8
United States	3,800,000	7.3
South Korea	2,442,141	4.7
Germany	2,275,690	4.4
Mexico	2,156,508	4.1
Canada	2,072,424	4.0
Sweden	1,554,282	3.0
Singapore	1,323,798	2.5
Hong Kong	1,322,762	2.5
Netherlands	1,134,140	2.2
Norway	1,011,705	2.0
Denmark	786,015	1.5
India	533,255	1.0
Finland	274,440	0.5

Total	$52,054,639	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$48,254,639	$-	$-
Repurchase Agreements	-	3,800,000	-
Total Assets	$48,254,639	$3,800,000	$-

Organization and Significant Accounting Policies

Janus Henderson International Value Fund (formerly named Perkins International Value Fund) (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund, to the extent that emerging markets may be included in its benchmark index, may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities (also known as “A Shares”).Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Portfolio invests in Chinese local market securities.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Fund and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 50,133,705	$ 2,930,890	$ (1,009,956)	$ 1,920,934

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the 1940 Act) of the investment advisory agreement between the Fund and Janus Capital in effect on the date of the Merger. In addition, the consummation of the Merger may be deemed to cause an assignment of the investment sub-advisory agreement between Janus Capital and Perkins Investment Management LLC (“Perkins”) on behalf of the Fund in effect on the date of the Merger. As a result, the consummation of the Merger may have caused the investment advisory agreement and investment sub-advisory agreement to terminate automatically in accordance with their respective terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”). Also on December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment sub-advisory agreement between Janus Capital and Perkins (the “Post-Merger Sub-Advisory Agreement”) on behalf of the Fund. At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement and Post-Merger Sub-Advisory Agreement, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory and Sub-Advisory Agreements

At the Meeting, shareholders of the Fund approved the Post-Merger Advisory Agreement and Post-Merger Sub-Advisory Agreement, each of which took effect upon the consummation of the Merger.

Election of Trustee

At the Meeting, shareholders of each series of the Trust, including the Fund, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace served as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Ms. Wallace joined the Trust’s Board of Trustees following consummation of the Merger.

Manager-of-Managers Structure

At the Meeting, shareholders of the Fund also approved a manager-of-managers structure for the Fund. The Trust and Janus Capital have received an exemptive order from the Securities and Exchange Commission that permits Janus Capital, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of a Fund’s assets and enter into, amend, or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the 1940 Act) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”). To the extent that the Fund’s assets are allocated to one or more subadvisers, Janus Capital, subject to oversight and supervision by the Trustees, would have the responsibility to oversee such subadviser(s) and to recommend for approval by the Trustees, the hiring, termination, and replacement of a subadviser for the Fund. In the event that Janus Capital hires a subadviser pursuant to the manager-of-managers structure, the Fund would provide shareholders with information about the subadviser and sub-advisory agreement within 90 days.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Overseas Fund

Schedule of Investments (unaudited)

June 30, 2017

Shares		Value
Common Stocks – 97.6%
Aerospace & Defense – 1.1%
Safran SA	.205,888	$18,866,287
Automobiles – 2.4%
Chongqing Changan Automobile Co Ltd	5,315,200	11,305,433
Mahindra & Mahindra Ltd	1,326,100	27,671,027
		38,976,460
Banks – 15.1%
Atlas Mara Ltd*,£	1,934,880	4,837,200
Banco BPM SpA*	2,861,744	9,575,531
BNP Paribas SA	1,068,541	76,950,181
China Construction Bank Corp	19,259,000	14,924,294
ING Groep NV	3,268,718	56,366,217
Mitsubishi UFJ Financial Group Inc	9,322,500	62,570,007
Permanent TSB Group Holdings PLC*	8,001,199	25,127,672
		250,351,102
Beverages – 3.8%
Diageo PLC	2,148,863	63,478,386
Biotechnology – 1.8%
Shire PLC	537,054	29,638,572
Construction & Engineering – 3.4%
13 Holdings Ltd*,£	67,791,300	13,979,915
Eiffage SA	474,048	43,070,665
		57,050,580
Diversified Telecommunication Services – 4.5%
Nippon Telegraph & Telephone Corp	1,577,700	74,493,927
Food Products – 1.7%
Associated British Foods PLC	749,412	28,652,008
Hotels, Restaurants & Leisure – 4.1%
GVC Holdings PLC	5,229,935	51,520,918
Merlin Entertainments PLC	2,710,570	16,960,255
		68,481,173
Household Durables – 2.6%
Sony Corp	1,123,400	42,814,266
Industrial Conglomerates – 3.8%
Seibu Holdings Inc	876,400	16,186,047
Siemens AG	344,578	47,358,521
		63,544,568
Insurance – 7.7%
AIA Group Ltd	8,809,200	64,371,972
NN Group NV	748,013	26,583,565
Sony Financial Holdings Inc	2,132,400	36,292,136
		127,247,673
Internet & Direct Marketing Retail – 3.8%
Ctrip.com International Ltd (ADR)*	635,451	34,225,391
MakeMyTrip Ltd*	850,043	28,518,943
		62,744,334
Internet Software & Services – 8.5%
Alibaba Group Holding Ltd (ADR)*	587,811	82,822,570
Auto Trader Group PLC (144A)	2,597,446	12,853,118
Tencent Holdings Ltd	1,271,600	45,474,782
		141,150,470
Machinery – 0.7%
FANUC Corp	63,600	12,246,648
Metals & Mining – 6.3%
Hindustan Zinc Ltd	8,149,485	33,244,805
Rio Tinto Ltd	1,457,753	70,870,850
		104,115,655
Multi-Utilities – 0.8%
National Grid PLC	1,086,449	13,465,839
Oil, Gas & Consumable Fuels – 4.6%
Canadian Natural Resources Ltd	1,064,377	30,696,633
Petroleo Brasileiro SA (ADR)*	2,506,420	20,026,296
Sequa Petroleum NV*,£	8,292,106	473,477
TOTAL SA	491,275	24,284,355
		75,480,761
Pharmaceuticals – 4.6%
AstraZeneca PLC*	231,358	15,470,464
Indivior PLC*	2,287,947	9,316,488

Shares		Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
Sanofi	.536,834	$51,350,085
		76,137,037
Semiconductor & Semiconductor Equipment – 3.6%
ASML Holding NV	221,301	28,835,900
Taiwan Semiconductor Manufacturing Co Ltd	4,607,000	31,580,731
		60,416,631
Software – 1.5%
Nexon Co Ltd*	1,216,700	24,018,086
Technology Hardware, Storage & Peripherals – 1.9%
Samsung Electronics Co Ltd	14,832	30,820,582
Textiles, Apparel & Luxury Goods – 3.6%
Cie Financiere Richemont SA	262,227	21,610,612
Samsonite International SA	9,259,200	38,663,019
		60,273,631
Thrifts & Mortgage Finance – 2.3%
LIC Housing Finance Ltd	3,383,783	38,858,792
Tobacco – 2.9%
British American Tobacco PLC	694,431	47,330,510
Transportation Infrastructure – 0.5%
CCR SA	1,449,700	7,396,652
Total Common Stocks (cost $1,338,031,262)		1,618,050,630
Preferred Stocks – 0.4%
Water Utilities – 0.4%
Cia de Saneamento do Parana (cost $7,930,280)	2,097,800	6,903,366
Investment Companies – 1.7%
Money Markets – 1.7%
Janus Cash Liquidity Fund LLC, 0.9803%ºº,£ (cost $27,299,066)	27,299,066	27,299,066
Total Investments (total cost $1,373,260,608) – 99.7%		1,652,253,062
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		4,938,352
Net Assets – 100%		$1,657,191,414

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$288,686,558	17.5%
Japan	268,621,117	16.2
France	214,521,573	13.0
China	188,752,470	11.4
India	128,293,567	7.8
Hong Kong	117,014,906	7.1
Netherlands	112,259,159	6.8
Australia	70,870,850	4.3
Germany	47,358,521	2.9
Brazil	34,326,314	2.1
Taiwan	31,580,731	1.9
South Korea	30,820,582	1.9
Canada	30,696,633	1.8
United States	27,299,066	1.6
Ireland	25,127,672	1.5
Switzerland	21,610,612	1.3
Italy	9,575,531	0.6
South Africa	4,837,200	0.3

Total	$1,652,253,062	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2017 is $12,853,118, which represents 0.8% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2017.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended June 30, 2017. Unless otherwise indicated, all information in the table is for the period ended June 30, 2017.

Share			Share
Balance			Balance	Realized	Dividend	Value
at 9/30/16	Purchases	Sales	at 6/30/17	Gain/(Loss)	Income	at 6/30/17

13 Holdings Ltd
77,484,800	—	(9,693,500)	67,791,300	$(5,661,533)	$—	$13,979,915
Atlas Mara Ltd(1)
4,736,695	—	(2,801,815)	1,934,880	(23,848,714)	—	N/A
Janus Cash Liquidity Fund LLC
32,330,892	240,216,857	(245,248,683)	27,299,066	—	65,623	27,299,066
Sequa Petroleum NV(1)
10,819,656	—	(2,527,550)	8,292,106	(6,644,613)	—	N/A

Total				$(36,154,860)	$65,623	$41,278,981
(1)	Company was no longer an affiliate as of June 30, 2017.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$1,618,050,630	$-	$-
Preferred Stocks	-	6,903,366	-
Investment Companies	-	27,299,066	-
Total Assets	$1,618,050,630	$34,202,432	$-

Organization and Significant Accounting Policies

Janus Henderson Overseas Fund (formerly named Janus Overseas Fund) (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Emerging Market Investing

The Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2017 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 1,381,256,824	$356,195,222	$(85,198,984)	$ 270,996,238

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the 1940 Act) of the investment advisory agreement between the Fund and Janus Capital in effect on the date of the Merger. As a result, the consummation of the Merger may have caused the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory Agreement

At the Meeting, shareholders of the Fund approved the Post-Merger Advisory Agreement, which took effect upon the consummation of the Merger.

Election of Trustee

At the Meeting, shareholders of each series of the Trust, including the Fund, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace served as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Ms. Wallace joined the Trust’s Board of Trustees following consummation of the Merger.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Research Fund

Schedule of Investments (unaudited)

June 30, 2017

Shares		Value
Common Stocks – 99.5%
Aerospace & Defense – 2.2%
General Dynamics Corp	.886,565	$175,628,526
Northrop Grumman Corp	407,894	104,710,469
		280,338,995
Air Freight & Logistics – 0.9%
FedEx Corp	549,245	119,367,416
Airlines – 1.2%
United Continental Holdings Inc*	1,982,647	149,194,187
Auto Components – 1.0%
Delphi Automotive PLC	1,519,413	133,176,549
Beverages – 1.7%
Coca-Cola Co	4,804,866	215,498,240
Biotechnology – 3.9%
Biogen Inc*	532,894	144,606,116
Celgene Corp*	1,389,209	180,416,573
Regeneron Pharmaceuticals Inc*	341,188	167,571,074
		492,593,763
Building Products – 0.7%
AO Smith Corp	1,669,975	94,069,692
Capital Markets – 1.8%
Blackstone Group LP	1,173,043	39,120,984
Intercontinental Exchange Inc	1,368,569	90,216,068
TD Ameritrade Holding Corp	2,269,538	97,567,439
		226,904,491
Chemicals – 3.1%
Air Products & Chemicals Inc	1,204,977	172,384,010
Monsanto Co	903,368	106,922,636
Sherwin-Williams Co	346,710	121,681,342
		400,987,988
Communications Equipment – 0.4%
CommScope Holding Co Inc*	1,424,163	54,160,919
Construction Materials – 1.1%
Vulcan Materials Co	1,110,071	140,623,794
Consumer Finance – 0.4%
Synchrony Financial	1,588,069	47,356,218
Containers & Packaging – 1.0%
Sealed Air Corp	2,734,906	122,414,393
Diversified Consumer Services – 0.6%
ServiceMaster Global Holdings Inc*	2,012,876	78,884,610
Electrical Equipment – 2.0%
AMETEK Inc	2,367,822	143,418,979
Sensata Technologies Holding NV*	2,567,996	109,704,789
		253,123,768
Electronic Equipment, Instruments & Components – 2.2%
Amphenol Corp	2,183,486	161,184,937
Flex Ltd*	7,138,295	116,425,591
		277,610,528
Equity Real Estate Investment Trusts (REITs) – 2.1%
American Tower Corp	1,842,168	243,755,670
Colony Starwood Homes	684,788	23,495,076
		267,250,746
Food & Staples Retailing – 0.9%
Costco Wholesale Corp	739,188	118,218,337
Food Products – 0.7%
Hershey Co	811,320	87,111,428
Health Care Equipment & Supplies – 2.2%
Boston Scientific Corp*	5,138,468	142,438,333
Cooper Cos Inc	250,788	60,043,663
DexCom Inc*	1,056,392	77,275,075
		279,757,071
Health Care Providers & Services – 2.3%
Aetna Inc	844,706	128,251,712
Envision Healthcare Corp*	1,106,520	69,345,608
Universal Health Services Inc	787,805	96,175,234
		293,772,554
Health Care Technology – 1.0%
athenahealth Inc*	870,042	122,284,403
Hotels, Restaurants & Leisure – 4.5%
Aramark	2,024,245	82,953,560

Shares		Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
Dunkin' Brands Group Inc	.1,728,666	$95,284,070
McDonald's Corp	1,182,999	181,188,127
Norwegian Cruise Line Holdings Ltd*	667,261	36,225,600
Starbucks Corp	3,038,588	177,180,066
		572,831,423
Information Technology Services – 5.1%
Amdocs Ltd	1,132,563	73,005,011
Gartner Inc*	653,324	80,692,047
Mastercard Inc	1,826,580	221,838,141
Visa Inc	2,945,209	276,201,700
		651,736,899
Insurance – 0.8%
Progressive Corp	2,446,175	107,851,856
Internet & Direct Marketing Retail – 4.8%
Amazon.com Inc*	476,566	461,315,888
Priceline Group Inc*	78,943	147,664,460
		608,980,348
Internet Software & Services – 9.5%
Alphabet Inc - Class C*	777,944	706,941,051
CoStar Group Inc*	399,870	105,405,732
Facebook Inc	2,628,529	396,855,308
		1,209,202,091
Leisure Products – 0.7%
Polaris Industries Inc	1,004,532	92,647,986
Life Sciences Tools & Services – 1.9%
Quintiles IMS Holdings Inc*	1,230,267	110,108,896
Thermo Fisher Scientific Inc	768,256	134,037,624
		244,146,520
Machinery – 1.2%
Illinois Tool Works Inc	1,062,995	152,274,034
Media – 3.4%
Comcast Corp	5,663,948	220,440,856
Walt Disney Co	2,044,719	217,251,394
		437,692,250
Oil, Gas & Consumable Fuels – 0.8%
Anadarko Petroleum Corp	806,492	36,566,347
Antero Resources Corp*	1,090,534	23,566,440
Enterprise Products Partners LP	1,404,403	38,031,233
		98,164,020
Personal Products – 1.2%
Estee Lauder Cos Inc	1,583,056	151,941,715
Pharmaceuticals – 2.6%
Allergan PLC	598,559	145,503,707
Eli Lilly & Co	2,254,681	185,560,246
		331,063,953
Professional Services – 1.4%
Equifax Inc	653,580	89,814,964
Verisk Analytics Inc*	987,080	83,279,940
		173,094,904
Real Estate Investment Trusts (REITs) – 0.1%
Colony American Homes III£,§	6,344,053	6,462,370
Real Estate Management & Development – 0.2%
CBRE Group Inc*	688,800	25,072,320
Road & Rail – 1.6%
CSX Corp	3,798,713	207,257,781
Semiconductor & Semiconductor Equipment – 2.2%
Microchip Technology Inc	1,690,106	130,442,381
Texas Instruments Inc	1,874,204	144,182,514
		274,624,895
Software – 13.0%
Activision Blizzard Inc	3,577,225	205,940,843
Adobe Systems Inc*	1,956,872	276,779,976
Cadence Design Systems Inc*	3,426,428	114,751,074
Microsoft Corp	8,537,913	588,518,343
salesforce.com Inc*	1,922,167	166,459,662
SS&C Technologies Holdings Inc	1,592,287	61,159,744
Tyler Technologies Inc*	840,755	147,695,431
Ultimate Software Group Inc*	464,269	97,524,346
		1,658,829,419
Specialty Retail – 2.7%
AutoZone Inc*	110,374	62,963,952
L Brands Inc	891,477	48,041,696
Lowe's Cos Inc	2,447,890	189,784,912

Shares		Value
Common Stocks – (continued)
Specialty Retail – (continued)
Tractor Supply Co	.913,523	$49,522,082
		350,312,642
Technology Hardware, Storage & Peripherals – 3.7%
Apple Inc	3,243,162	467,080,191
Textiles, Apparel & Luxury Goods – 1.8%
Carter's Inc	681,263	60,598,344
NIKE Inc	2,905,262	171,410,458
		232,008,802
Tobacco – 2.3%
Altria Group Inc	3,896,034	290,137,652
Wireless Telecommunication Services – 0.6%
T-Mobile US Inc*	1,249,035	75,716,502
Total Common Stocks (cost $9,458,485,741)		12,673,830,663
Investment Companies – 1.0%
Money Markets – 1.0%
Janus Cash Liquidity Fund LLC, 0.9803%ºº,£ (cost $127,365,000)	127,365,000	127,365,000
Total Investments (total cost $9,585,850,741) – 100.5%		12,801,195,663
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(58,174,939)
Net Assets – 100%		$12,743,020,724

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2017.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended June 30, 2017. Unless otherwise indicated, all information in the table is for the period ended June 30, 2017.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 9/30/16	Purchases	Sales	at 6/30/17	Gain/(Loss)	Income	at 6/30/17

Colony American Homes III	—	6,344,053(1)	—	6,344,053	$—	$355,120	$6,462,370
Janus Cash Liquidity Fund LLC	30,718,000	938,860,066	(842,213,066)	127,365,000	—	169,250	127,365,000

Total					$—	$524,370	$133,827,370
(1)	All or a portion is the result of a corporate action.

§				Schedule of Restricted and Illiquid Securities (as of June 30, 2017)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes III	4/28/17	$7,962,676	$6,462,370	0.1%
The Fund has registration rights for certain restricted securities held as of June 30, 2017. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2017.

Valuation Inputs Summary

Level 2 -	Level 3 -

	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Real Estate Investment Trusts (REITs)	$-	$-	$6,462,370
All Other	12,667,368,293	-	-
Investment Companies	-	127,365,000	-
Total Assets	$12,667,368,293	$127,365,000	$6,462,370

Organization and Significant Accounting Policies

Janus Henderson Research Fund (formerly names Janus Research Fund) (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2017.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2017 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 9,591,164,047	$3,299,375,435	$(89,343,819)	$ 3,210,031,616

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the 1940 Act) of the investment advisory agreement between the Fund and Janus Capital in effect on the date of the Merger. As a result, the consummation of the Merger may have caused the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory Agreement

At the Meeting, shareholders of the Fund approved the Post-Merger Advisory Agreement, which took effect upon consummation of the Merger.

Election of Trustee

At the Meeting, shareholders of each series of the Trust, including the Fund, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace served as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Ms. Wallace joined the Trust’s Board of Trustees following consummation of the Merger.

Approval of Manager-of-Managers Structure

At the Meeting, shareholders of the Fund also approved a manager-of-managers structure for the Fund. The Trust and Janus Capital have received an exemptive order from the Securities and Exchange Commission that permits Janus Capital, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of a Fund’s assets and enter into, amend, or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the 1940 Act) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”). To the extent that the Fund’s assets are allocated to one or more subadvisers, Janus Capital, subject to oversight and supervision by the Trustees, would have the responsibility to oversee such subadviser(s) and to recommend for approval by the

Trustees, the hiring, termination, and replacement of a subadviser for the Fund. In the event that Janus Capital hires a subadviser pursuant to the manager-of-managers structure, the Fund would provide shareholders with information about the subadviser and sub-advisory agreement within 90 days.

Fund Acquisition

The Board of Trustees of Janus Investment Fund approved an Agreement and Plan of Reorganization that provided for the merger of Janus Fund (“Target Fund”) with and into Janus Henderson Research Fund (formerly named Janus Research Fund “Acquiring Fund”) (the “Merger”), effective at the close of business on April 28, 2017. The Merger was based in part on Janus Capital’s belief that the shareholders of Janus Fund may benefit from the elimination of competing products, with access to the research-driven investment process used by Janus Research Fund and a more developed diversified strategy over time.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Triton Fund

Schedule of Investments (unaudited)

June 30, 2017

Shares		Value
Common Stocks – 95.4%
Aerospace & Defense – 3.9%
Aerovironment Inc*,£	.1,039,889	$39,723,760
Axon Enterprise Inc*,#	1,491,273	37,490,603
HEICO Corp£	2,649,793	164,419,656
Teledyne Technologies Inc*	663,714	84,723,092
		326,357,111
Auto Components – 0.7%
Visteon Corp*	581,800	59,378,508
Automobiles – 1.3%
Thor Industries Inc	1,035,194	108,198,477
Banks – 1.6%
PacWest Bancorp	1,466,105	68,467,103
SVB Financial Group*	371,030	65,223,364
		133,690,467
Biotechnology – 4.8%
ACADIA Pharmaceuticals Inc*,#	1,573,879	43,895,485
Amicus Therapeutics Inc*	2,261,912	22,777,454
Avexis Inc*	47,404	3,894,713
Axovant Sciences Ltd*,#	739,251	17,143,231
Cytokinetics Inc*	1,142,052	13,818,829
Eagle Pharmaceuticals Inc/DE*,#,£	941,410	74,267,835
Heron Therapeutics Inc*,#	2,156,797	29,871,638
Ironwood Pharmaceuticals Inc*	3,049,863	57,581,413
Ligand Pharmaceuticals Inc*	295,609	35,886,933
Neurocrine Biosciences Inc*	908,112	41,773,152
Puma Biotechnology Inc*	665,194	58,137,956
		399,048,639
Building Products – 1.7%
AO Smith Corp	1,498,582	84,415,124
Trex Co Inc*	824,162	55,762,801
		140,177,925
Capital Markets – 5.7%
Eaton Vance Corp	1,352,226	63,987,334
Financial Engines Inc	1,880,102	68,811,733
LPL Financial Holdings Inc	2,525,447	107,230,480
MarketAxess Holdings Inc	481,755	96,880,930
MSCI Inc	1,083,129	111,551,456
WisdomTree Investments Inc#	2,737,670	27,842,104
		476,304,037
Chemicals – 2.6%
HB Fuller Co	1,532,426	78,322,293
Sensient Technologies Corp	1,777,895	143,173,884
		221,496,177
Commercial Services & Supplies – 2.4%
Clean Harbors Inc*	916,705	51,179,640
Healthcare Services Group Inc	1,198,872	56,143,176
KAR Auction Services Inc	1,209,234	50,751,551
Rollins Inc	1,137,397	46,303,432
		204,377,799
Construction Materials – 1.0%
Summit Materials Inc	2,871,326	82,895,182
Containers & Packaging – 1.3%
Crown Holdings Inc*	1,860,852	111,018,430
Diversified Consumer Services – 1.8%
ServiceMaster Global Holdings Inc*	3,898,228	152,771,555
Diversified Financial Services – 0.3%
TPG Pace Energy Holdings Corp*	2,413,170	25,193,495
Electrical Equipment – 1.6%
EnerSys	1,078,732	78,154,133
Sensata Technologies Holding NV*	1,288,655	55,051,342
		133,205,475
Electronic Equipment, Instruments & Components – 3.0%
Belden Inc	1,873,579	141,324,064
National Instruments Corp	1,000,412	40,236,571
OSI Systems Inc*,£	936,545	70,381,357
		251,941,992
Energy Equipment & Services – 0.3%
Dril-Quip Inc*	573,628	27,993,046

Shares		Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 1.3%
CyrusOne Inc	.652,407	$36,371,690
Lamar Advertising Co	1,038,889	76,431,064
		112,802,754
Food & Staples Retailing – 0.5%
Casey's General Stores Inc	352,098	37,713,217
Food Products – 0.5%
Hostess Brands Inc*	2,517,030	40,524,183
Health Care Equipment & Supplies – 7.1%
DexCom Inc*	624,637	45,692,197
Glaukos Corp*,#	1,199,996	49,763,834
Globus Medical Inc*	1,272,546	42,184,900
ICU Medical Inc*,†	255,555	44,083,237
Integra LifeSciences Holdings Corp*	1,239,022	67,539,089
Merit Medical Systems Inc*,£	1,368,641	52,213,654
Nevro Corp*	471,728	35,110,715
Novadaq Technologies Inc*	2,250,740	26,378,673
Quidel Corp*	118,394	3,213,213
STERIS PLC	1,826,136	148,830,084
Teleflex Inc	401,093	83,331,082
		598,340,678
Health Care Providers & Services – 1.3%
Diplomat Pharmacy Inc*	1,573,238	23,283,922
HealthEquity Inc*	1,190,892	59,342,148
Premier Inc*	635,948	22,894,128
		105,520,198
Health Care Technology – 0.9%
athenahealth Inc*	512,858	72,082,192
Hotels, Restaurants & Leisure – 3.9%
Dunkin' Brands Group Inc	1,128,430	62,199,062
Jack in the Box Inc	493,239	48,584,041
Playa Hotels & Resorts NV*	2,644,986	31,607,583
Six Flags Entertainment Corp	742,483	44,259,412
Texas Roadhouse Inc	1,067,625	54,395,494
Wendy's Co	5,470,607	84,849,115
		325,894,707
Industrial Conglomerates – 0.3%
Carlisle Cos Inc	302,185	28,828,449
Information Technology Services – 8.0%
Broadridge Financial Solutions Inc	2,411,664	182,225,332
Euronet Worldwide Inc*	1,741,875	152,187,619
Gartner Inc*	977,106	120,682,362
Jack Henry & Associates Inc	1,219,510	126,670,504
MAXIMUS Inc	1,265,304	79,245,990
WEX Inc*	126,776	13,218,934
		674,230,741
Internet & Direct Marketing Retail – 2.2%
Etsy Inc*	4,293,889	64,408,335
Liberty Expedia Holdings Inc*	1,517,135	81,955,633
MakeMyTrip Ltd*	135,846	4,557,633
MakeMyTrip Ltd (PIPE) (144A)*,§	1,103,771	35,179,941
		186,101,542
Internet Software & Services – 4.2%
Cimpress NV*,#	857,589	81,067,888
CoStar Group Inc*	306,495	80,792,082
Envestnet Inc*	1,932,465	76,525,614
GrubHub Inc*,#	595,057	25,944,485
SPS Commerce Inc*	583,030	37,173,993
WebMD Health Corp*	932,354	54,682,562
		356,186,624
Life Sciences Tools & Services – 1.9%
Bio-Techne Corp	596,716	70,114,130
PerkinElmer Inc	1,270,993	86,605,463
		156,719,593
Machinery – 6.5%
Hillenbrand Inc	2,152,923	77,720,520
ITT Inc	2,094,276	84,148,010
Kennametal Inc	1,307,394	48,922,683
Nordson Corp	841,179	102,051,836
Proto Labs Inc*	696,352	46,829,672
Rexnord Corp*	4,329,028	100,649,901
Toro Co	406,806	28,187,588
Wabtec Corp/DE	574,562	52,572,423
		541,082,633

Shares		Value
Common Stocks – (continued)
Media – 0.9%
AMC Entertainment Holdings Inc£	.2,505,308	$56,995,757
National CineMedia Inc£	2,748,485	20,393,759
		77,389,516
Oil, Gas & Consumable Fuels – 0.9%
DCP Midstream LP#	2,134,693	72,216,664
Personal Products – 1.0%
Ontex Group NV	2,271,853	80,713,230
Pharmaceuticals – 2.0%
Catalent Inc*	3,874,101	135,980,945
Teligent Inc*,£	3,496,122	31,989,516
		167,970,461
Professional Services – 0.5%
Advisory Board Co*	859,197	44,248,645
Real Estate Management & Development – 0.6%
Jones Lang LaSalle Inc	399,706	49,963,250
Road & Rail – 1.4%
Landstar System Inc	457,853	39,192,217
Old Dominion Freight Line Inc	799,202	76,115,998
		115,308,215
Semiconductor & Semiconductor Equipment – 2.1%
ON Semiconductor Corp*	8,520,304	119,625,068
Xperi Corp	1,958,540	58,364,492
		177,989,560
Software – 11.1%
ACI Worldwide Inc*	1,772,100	39,641,877
Aspen Technology Inc*,†	250,000	13,815,000
Blackbaud Inc£	2,432,366	208,575,384
Cadence Design Systems Inc*	4,938,472	165,389,427
Callidus Software Inc*	2,832,575	68,548,315
Guidewire Software Inc*	983,815	67,597,929
RealPage Inc*	2,015,543	72,458,771
SS&C Technologies Holdings Inc†	4,985,626	191,497,895
Ultimate Software Group Inc*	273,027	57,352,052
Zendesk Inc*	1,498,292	41,622,552
		926,499,202
Specialty Retail – 1.6%
Sally Beauty Holdings Inc*	4,406,754	89,236,768
Williams-Sonoma Inc	977,071	47,387,943
		136,624,711
Textiles, Apparel & Luxury Goods – 0.7%
Carter's Inc	682,690	60,725,275
Total Common Stocks (cost $5,551,956,229)		7,999,724,555
Rights – 0%
Biotechnology – 0%
DYAX Corp* (cost $3,132,745)	2,822,293	3,132,745
Investment Companies – 6.4%
Investments Purchased with Cash Collateral from Securities Lending – 1.4%
Janus Cash Collateral Fund LLC, 0.8560%ºº,£	117,633,592	117,633,592
Money Markets – 5.0%
Janus Cash Liquidity Fund LLC, 0.9803%ºº,£	414,267,815	414,267,815
Total Investment Companies (cost $531,901,407)		531,901,407
Total Investments (total cost $6,086,990,381) – 101.8%		8,534,758,707
Liabilities, net of Cash, Receivables and Other Assets – (1.8)%		(148,086,953)
Net Assets – 100%		$8,386,671,754

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$8,387,929,230	98.3%
Belgium	80,713,230	0.9
India	39,737,574	0.5
Canada	26,378,673	0.3

Total	$8,534,758,707	100.0%

Schedule of Foreign Currency Contracts, Open

Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
Euro	7/20/17	6,935,000	$7,927,424	$(178,151)
Citibank NA:
Euro	7/20/17	23,345,000	26,685,754	(602,969)
HSBC Securities (USA), Inc.:
Euro	7/13/17	22,473,000	25,677,349	(448,485)
Total			$60,290,527	$(1,229,605)

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
PIPE	Private Investment in a Public Entity

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2017 is $35,179,941, which represents 0.4% of net assets.

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2017, is $87,702,500.

ºº	Rate shown is the 7-day yield as of June 30, 2017.

#	Loaned security; a portion of the security is on loan at June 30, 2017.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended June 30, 2017. Unless otherwise indicated, all information in the table is for the period ended June 30, 2017.

Share			Share
Balance			Balance	Realized	Dividend	Value
at 9/30/16	Purchases	Sales	at 6/30/17	Gain/(Loss)	Income	at 6/30/17

Aerovironment Inc(1)
1,315,739	17,575	(293,425)	1,039,889	$900,623	$—	$N/A
AMC Entertainment Holdings Inc(1)
2,101,401	613,999	(210,092)	2,505,308	652,050	1,286,270	N/A
Blackbaud Inc
2,696,398	36,018	(300,050)	2,432,366	12,696,445	951,457	208,575,384
Eagle Pharmaceuticals Inc/DE
724,536	216,874	—	941,410	—	—	74,267,835
HEICO Corp
2,083,470	2,785,543	(2,219,220)(2)	2,649,793	1,266,297	399,496	164,419,656
Janus Cash Collateral Fund LLC
394,584,201	844,125,053	(1,121,075,662)	117,633,592	—	1,399,451(3)	117,633,592
Janus Cash Liquidity Fund LLC
414,938,210	999,227,605	(999,898,000)	414,267,815	—	1,609,528	414,267,815
Merit Medical Systems Inc(1)
2,468,744	32,977	(1,133,080)	1,368,641	3,323,474	—	N/A

National CineMedia Inc(1)
3,709,128	—	(960,643)	2,748,485	(2,612,615)	2,116,360	N/A
OSI Systems Inc
1,017,623	71,329	(152,407)	936,545	1,108,920	—	70,381,357
Pace Holdings Corp
2,404,533	—	(2,404,533)(2)	—	—	—	—
Teligent Inc
3,496,122	—	—	3,496,122	—	—	31,989,516

Total				$17,335,194	$7,762,562	$1,081,535,155
(1)	Company was no longer an affiliate as of June 30, 2017.
(2)	All or a portion is the result of a corporate action.
(3)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of June 30, 2017)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
MakeMyTrip Ltd (PIPE)	5/2/17	$39,735,756	$35,179,941	0.4%

The Fund has registration rights for certain restricted securities held as of June 30, 2017. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Internet & Direct Marketing Retail	$150,921,601	$35,179,941	$-
All Other	7,813,623,013	-	-
Rights	-	-	3,132,745
Investment Companies	-	531,901,407	-
Total Assets	$7,964,544,614	$567,081,348	$3,132,745
Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$-	$1,229,605	$-

(a)

Other financial instruments include forward currency, futures, written options, written swaptions, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson Triton Fund (formerly named Janus Triton Fund) (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2017.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended June 30, 2017 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period ended June 30, 2017, the average ending monthly currency value amounts on sold forward currency contracts is $62,946,786.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2017 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 6,077,085,173	$2,598,810,261	$(141,136,727)	$ 2,457,673,534

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the 1940 Act) of the investment advisory agreement between the Fund and Janus Capital in effect on the date of the Merger. As a result, the consummation of the Merger may have caused the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory Agreement

At the Meeting, shareholders of the Fund approved the Post-Merger Advisory Agreement, which took effect upon the consummation of the Merger.

Election of Trustee

At the Meeting, shareholders of each series of the Trust, including the Fund, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace served as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Ms. Wallace joined the Trust’s Board of Trustees following consummation of the Merger.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Venture Fund

Schedule of Investments (unaudited)

June 30, 2017

Shares		Value
Common Stocks – 97.0%
Aerospace & Defense – 2.2%
HEICO Corp	.988,167	$61,315,762
Sparton Corp*	213,662	4,698,427
		66,014,189
Air Freight & Logistics – 0.4%
Echo Global Logistics Inc*	614,388	12,226,321
Auto Components – 0.9%
Gentherm Inc*	382,354	14,835,335
Visteon Corp*	107,778	10,999,823
		25,835,158
Banks – 0.6%
Bank of the Ozarks Inc	42,845	2,008,145
Texas Capital Bancshares Inc*	195,691	15,146,483
		17,154,628
Beverages – 0.2%
Britvic PLC	832,366	7,500,648
Biotechnology – 5.9%
ACADIA Pharmaceuticals Inc*,#	549,288	15,319,642
Axovant Sciences Ltd*,#	262,898	6,096,605
DBV Technologies SA (ADR)*	438,385	15,654,728
Eagle Pharmaceuticals Inc/DE*	394,584	31,128,732
Ironwood Pharmaceuticals Inc*	1,205,183	22,753,855
Knight Therapeutics Inc*	2,508,784	19,910,063
Ligand Pharmaceuticals Inc*	227,186	27,580,380
Neurocrine Biosciences Inc*	259,140	11,920,440
Puma Biotechnology Inc*	298,456	26,085,054
		176,449,499
Building Products – 2.1%
AO Smith Corp	584,997	32,952,881
CSW Industrials Inc*	766,690	29,632,569
		62,585,450
Capital Markets – 3.9%
Financial Engines Inc	696,592	25,495,267
LPL Financial Holdings Inc	832,857	35,363,108
MSCI Inc	410,293	42,256,076
WisdomTree Investments Inc#	1,242,069	12,631,842
		115,746,293
Chemicals – 3.5%
HB Fuller Co	316,978	16,200,746
Sensient Technologies Corp	700,673	56,425,197
Valvoline Inc	1,340,728	31,802,068
		104,428,011
Commercial Services & Supplies – 0.4%
SP Plus Corp*	438,519	13,396,755
Construction Materials – 0.8%
Summit Materials Inc	866,733	25,022,582
Consumer Finance – 0.7%
SLM Corp*	1,809,877	20,813,586
Containers & Packaging – 0.6%
Winpak Ltd	425,830	19,120,641
Diversified Consumer Services – 1.8%
ServiceMaster Global Holdings Inc*	1,412,007	55,336,554
Diversified Financial Services – 0.9%
Cision Ltd*,#	1,758,657	18,096,581
Landcadia Holdings Inc*,#	785,350	8,481,780
		26,578,361
Electrical Equipment – 0.8%
EnerSys	346,369	25,094,434
Electronic Equipment, Instruments & Components – 4.3%
Belden Inc	664,551	50,127,082
CTS Corp£	1,532,027	33,091,783
National Instruments Corp	461,474	18,560,484
OSI Systems Inc*	344,284	25,872,943
		127,652,292
Equity Real Estate Investment Trusts (REITs) – 1.2%
Easterly Government Properties Inc	928,113	19,443,967
Physicians Realty Trust	762,593	15,358,623
		34,802,590

Shares		Value
Common Stocks – (continued)
Food & Staples Retailing – 0.5%
Casey's General Stores Inc	.143,113	$15,328,833
Food Products – 0.4%
Amplify Snack Brands Inc*,#	1,093,070	10,537,195
Health Care Equipment & Supplies – 6.1%
AngioDynamics Inc*	837,982	13,583,688
Atrion Corp	18,758	12,067,021
Globus Medical Inc*	465,575	15,433,811
ICU Medical Inc*	184,766	31,872,135
Insulet Corp*	499,694	25,639,299
Novadaq Technologies Inc*	257,330	3,015,908
STERIS PLC	667,024	54,362,456
Trinity Biotech PLC (ADR)*,#,£	1,223,052	7,338,312
Wright Medical Group NV*	668,362	18,373,271
		181,685,901
Health Care Providers & Services – 1.6%
Capital Senior Living Corp*	891,805	13,564,354
Diplomat Pharmacy Inc*	806,517	11,936,452
HealthEquity Inc*	430,027	21,428,245
		46,929,051
Health Care Technology – 2.0%
athenahealth Inc*	211,239	29,689,641
HealthStream Inc*	764,655	20,125,720
Medidata Solutions Inc*	120,008	9,384,626
		59,199,987
Hotels, Restaurants & Leisure – 4.4%
Biglari Holdings Inc*,£	90,810	36,300,389
Cedar Fair LP	528,792	38,125,903
Domino's Pizza Group PLC	4,206,268	16,098,110
Dunkin' Brands Group Inc	531,678	29,306,091
Playa Hotels & Resorts NV*	1,118,118	13,361,510
		133,192,003
Information Technology Services – 6.6%
Broadridge Financial Solutions Inc†	883,555	66,761,416
Euronet Worldwide Inc*	717,854	62,718,904
MAXIMUS Inc	472,537	29,594,992
WEX Inc*,†	359,511	37,486,212
		196,561,524
Insurance – 0.7%
RLI Corp	381,686	20,847,689
Internet & Direct Marketing Retail – 0.6%
MakeMyTrip Ltd*	537,262	18,025,140
Internet Software & Services – 7.6%
Alarm.com Holdings Inc*	578,165	21,756,349
ChannelAdvisor Corp*	1,086,658	12,550,900
Cimpress NV*	273,215	25,827,014
CoStar Group Inc*	116,067	30,595,261
Envestnet Inc*	740,302	29,315,959
Instructure Inc*	611,630	18,043,085
j2 Global Inc	557,870	47,469,158
Trade Desk Inc*	345,473	17,311,652
Yext Inc*,#	59,259	789,922
Zillow Group Inc*,#	498,241	24,334,090
		227,993,390
Life Sciences Tools & Services – 1.4%
Bio-Techne Corp	218,228	25,641,790
NeoGenomics Inc*	1,951,845	17,488,531
		43,130,321
Machinery – 5.6%
ITT Inc	618,225	24,840,281
Kennametal Inc	494,544	18,505,837
Nordson Corp	237,747	28,843,466
Proto Labs Inc*	247,266	16,628,639
Rexnord Corp*	1,527,982	35,525,582
Standex International Corp	246,484	22,356,099
Wabtec Corp/DE	216,149	19,777,634
		166,477,538
Media – 0.7%
Manchester United Plc#	1,002,481	16,290,316
National CineMedia Inc	631,586	4,686,368
		20,976,684
Oil, Gas & Consumable Fuels – 0.9%
DCP Midstream LP#	805,305	27,243,468

Shares		Value
Common Stocks – (continued)
Personal Products – 1.2%
Ontex Group NV	.1,049,105	$37,272,065
Pharmaceuticals – 4.0%
Aratana Therapeutics Inc*	1,553,445	11,231,407
Catalent Inc*	1,434,065	50,335,682
GW Pharmaceuticals PLC (ADR)*	140,578	14,092,945
Prestige Brands Holdings Inc*	586,031	30,948,297
Teligent Inc*,#	1,480,937	13,550,574
		120,158,905
Professional Services – 0.8%
Advisory Board Co*	494,280	25,455,420
Real Estate Management & Development – 1.1%
Jones Lang LaSalle Inc	156,668	19,583,500
St Joe Co*	686,243	12,867,056
		32,450,556
Road & Rail – 1.7%
AMERCO	55,878	20,454,701
Old Dominion Freight Line Inc	324,538	30,908,999
		51,363,700
Semiconductor & Semiconductor Equipment – 1.9%
ON Semiconductor Corp*	3,324,889	46,681,442
SolarEdge Technologies Inc*,#	587,219	11,744,380
		58,425,822
Software – 12.5%
Blackbaud Inc	713,104	61,148,668
Cadence Design Systems Inc*	1,841,903	61,685,332
Descartes Systems Group Inc*	1,025,710	24,958,469
Everbridge Inc*	281,291	6,852,249
Guidewire Software Inc*	264,421	18,168,367
Nice Ltd (ADR)	818,728	64,450,268
Paylocity Holding Corp*	561,194	25,354,745
RealPage Inc*	661,399	23,777,294
SS&C Technologies Holdings Inc	1,716,133	65,916,669
Tyler Technologies Inc*	130,310	22,891,558
		375,203,619
Specialty Retail – 1.7%
Sally Beauty Holdings Inc*	1,739,622	35,227,346
Williams-Sonoma Inc	308,362	14,955,557
		50,182,903
Textiles, Apparel & Luxury Goods – 0.7%
Carter's Inc	228,337	20,310,576
Thrifts & Mortgage Finance – 0.8%
LendingTree Inc*	135,186	23,279,029
Trading Companies & Distributors – 0.3%
SiteOne Landscape Supply Inc*	197,231	10,267,846
Total Common Stocks (cost $2,051,902,036)		2,908,257,157
Rights – 0%
Biotechnology – 0%
DYAX Corp* (cost $1,225,926)	1,104,438	1,225,926
Investment Companies – 4.7%
Investments Purchased with Cash Collateral from Securities Lending – 1.6%
Janus Cash Collateral Fund LLC, 0.8560%ºº,£	46,262,653	46,262,653
Money Markets – 3.1%
Janus Cash Liquidity Fund LLC, 0.9803%ºº,£	94,079,549	94,079,549
Total Investment Companies (cost $140,342,202)		140,342,202
Total Investments (total cost $2,193,470,164) – 101.7%		3,049,825,285
Liabilities, net of Cash, Receivables and Other Assets – (1.7)%		(50,888,689)
Net Assets – 100%		$2,998,936,596

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,786,097,672	91.4%
Canada	67,005,081	2.2
Israel	64,450,268	2.1
United Kingdom	53,982,019	1.8
Belgium	37,272,065	1.2
India	18,025,140	0.6
France	15,654,728	0.5

Ireland	7,338,312	0.2

Total	$3,049,825,285	100.0%

Schedule of Foreign Currency Contracts, Open

Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Bank of America:
British Pound	7/13/17	8,884,000	$11,572,429	$(69,177)
Barclays Capital, Inc.:
British Pound	7/20/17	8,834,000	11,510,487	(221,156)
Citibank NA:
Canadian Dollar	7/20/17	14,240,000	10,986,509	(261,760)
Euro	7/20/17	16,455,000	18,809,770	(425,010)

			29,796,279	(686,770)
HSBC Securities (USA), Inc.:
British Pound	7/13/17	11,700,000	15,240,591	(90,729)
Canadian Dollar	7/13/17	9,768,000	7,534,900	(294,679)
Euro	7/13/17	8,889,000	10,156,453	(177,395)

			32,931,944	(562,803)
JPMorgan Chase & Co.:
Canadian Dollar	7/20/17	34,899,000	26,925,435	(659,793)
Total			$112,736,574	$(2,199,699)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

†

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2017, is $37,455,050.

ºº	Rate shown is the 7-day yield as of June 30, 2017.

#	Loaned security; a portion of the security is on loan at June 30, 2017.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended June 30, 2017. Unless otherwise indicated, all information in the table is for the period ended June 30, 2017.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 9/30/16	Purchases	Sales	at 6/30/17	Gain/(Loss)	Income	at 6/30/17

Apptio Inc	263,964	71,113	(335,077)	—	$(1,011,737)	$—	$—
Biglari Holdings Inc	91,295	—	(485)	90,810	(18,756)	—	36,300,389
CTS Corp(1)	1,653,832	—	(121,805)	1,532,027	319,194	186,971	N/A
Janus Cash Collateral Fund LLC	228,611,024	558,321,164	(740,669,535)	46,262,653	—	2,525,099(2)	46,262,653
Janus Cash Liquidity Fund LLC	170,675,622	282,935,914	(359,531,987)	94,079,549	—	285,915	94,079,549

Trinity Biotech PLC (ADR)	1,229,584	—	(6,532)	1,223,052	(78,812)	—	7,338,312

Total					$(790,111)	$2,997,985	$183,980,903
(1)	Company was no longer an affiliate as of June 30, 2017.
(2)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2017.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$2,908,257,157	$-	$-
Rights	-	-	1,225,926
Investment Companies	-	140,342,202	-
Total Assets	$2,908,257,157	$140,342,202	$1,225,926
Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$-	$2,199,699	$-

(a)

Other financial instruments include forward currency, futures, written options, written swaptions, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson Venture Fund (formerly named Janus Venture Fund) (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2017.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended June 30, 2017 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period ended June 30, 2017, the average ending monthly currency value amounts on sold forward currency contracts is $102,023,467.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2017 can be found in a table located in the Notes to Schedule of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships and investments in passive foreign companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 2,189,006,841	$899,911,028	$(39,092,584)	$ 860,818,444

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital, and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (the “Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson merged with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson.

The consummation of the Merger may have been deemed to cause an “assignment” (as defined in the 1940 Act) of the investment advisory agreement between the Fund and Janus Capital in effect on the date of the Merger. As a result, the consummation of the Merger may have caused the investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Trustees approved, subject to shareholder approval, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue providing advisory services to the Fund following the closing of the Merger (the “Post-Merger Advisory Agreement”). At the same meeting, the Trustees approved submitting the Post-Merger Advisory Agreement, among other proposals, to Fund shareholders for approval.

Special meeting(s) of shareholders were held on April 6, 2017, and adjourned and reconvened on April 18, 2017, April 25, 2017, April 28, 2017, and May 17, 2017 (together, the “Meeting”).

Approval of Advisory Agreement

At the Meeting, shareholders of the Fund approved the Post-Merger Advisory Agreement, which took effect upon consummation of the Merger.

Election of Trustee

At the Meeting, shareholders of each series of the Trust, including the Fund, voting together as a single class, approved the election of Diane L. Wallace to the Trust’s Board of Trustees. Ms. Wallace served as a trustee of certain mutual funds advised by Henderson Global Investors (North America) Inc., a subsidiary of Henderson. Ms. Wallace joined the Trust’s Board of Trustees following consummation of the Merger.

Approval of Manager-of-Managers Structure

At the Meeting, shareholders of the Fund also approved a manager-of-managers structure for the Fund. The Trust and Janus Capital have received an exemptive order from the Securities and Exchange Commission that permits Janus Capital, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of a Fund’s assets and enter into, amend, or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the 1940 Act) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”). To the extent that the Fund’s assets are allocated to one or more subadvisers, Janus Capital, subject to oversight and supervision by the Trustees, would have the responsibility to oversee such subadviser(s) and to recommend for approval by the Trustees, the hiring, termination, and replacement of a subadviser for the Fund. In the event that Janus Capital hires a subadviser pursuant to the manager-of-managers structure, the Fund would provide shareholders with information about the subadviser and sub-advisory agreement within 90 days.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

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Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)
Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)
Date: August 29, 2017

By: /s/ Jesper Nergaard
Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund

(Principal Accounting Officer and Principal Financial Officer)

Date: August 29, 2017